As filed with the U.S. Securities and Exchange Commission on March 15, 2019

Registration No. 333-61366

811-10385

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                 ☐

Post-Effective Amendment No. 147 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 151 ☒

(Check appropriate box or boxes)

Pacific Funds Series Trust

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☒  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

A registration statement relating to Pacific Funds Diversified Income and Pacific Funds Ultra Short Income has been filed with the U.S. Securities and Exchange Commission (“SEC”), but has not yet become effective. The information in this prospectus is not complete and may be changed. Pacific Funds Diversified Income and Pacific Funds Ultra Short Income may not be sold until the registration statement is effective. This prospectus is not an offer to sell shares of these Funds and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS

IS NOT COMPLETE AND MAY BE CHANGED.

Prospectus dated [   ], 2019

TICKER SYMBOLS by Share Class
FUND	Class I	Advisor Class
Pacific FundsSM Diversified Income	N/A	[ ]
Pacific FundsSM Ultra Short Income	[ ]	[ ]

You should be aware that the U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. It is a criminal offense to say otherwise.

Beginning January 2021, as permitted by regulations adopted by the SEC, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Trust’s website (www.pacificlife.com/pacificselectfund.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting the Trust using one of the methods listed in the Where To Go For More Information section on the back cover of this Prospectus or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Trust or your financial intermediary that you wish to continue receiving paper copies by contacting the Trust using one of the methods listed in the Where To Go For More Information section on the back cover of this Prospectus or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all communications received for all Funds held with the Trust.

Table of Contents

Fund Summaries
Pacific Funds Diversified Income	3
Pacific Funds Ultra Short Income	7
Additional Summary Information	10
Additional Information About Principal Investment Strategies and Principal Risks	10
Pacific Funds Diversified Income	10
Pacific Funds Ultra Short Income	12
General Investment Information	12
Additional Information About Principal Risks	13
Additional Information About Fees and Expenses	20
Additional Information About Operating Expenses	20
Shareholder Account Information	21
Overview of the Share Classes	21
Share Class Eligibility	22
Purchasing Shares	22
How to Purchase Shares	22
Redeeming Shares	23
Selling Shares	23
Exchanging Shares	24
Other Fund Information	24
Execution of Your Requests	24
How Share Prices Are Calculated	25
Security and Shareholder Protection	26
Prevention of Disruptive Trading	26
Dividends and Distributions	27
Distributions and Servicing Arrangements	28
General Summary of Tax Consequences	28
Document Delivery	29
Fund Organization	30
About Management	30
Financial Highlights	32
Where To Go For More Information	back cover of this Prospectus

Trademarks and service marks (“Marks”) regarding Pacific Funds are owned and/or registered by Pacific Life Insurance Company or its affiliates.  Third-party Marks belong to their respective owners.

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Pacific FundsSM Diversified Income

Investment Goal

This Fund seeks a high level of current income. The Fund may also seek capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fee	0.35%
Other Expenses[1]	0.70%
Total Annual Fund Operating Expenses	1.05%
Less Expense Reimbursement[2]	(0.60)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.45%

1                 “Other Expenses” are based on estimated amounts for the current fiscal year.

2                 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% for Advisor Class shares through 7/31/2022. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	1 year	3 years
Advisor Class	$46	$144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This Fund is new and does not yet have a turnover rate.

Principal Investment Strategies

This Fund invests principally in dividend paying and high-quality equity securities, as well as in income producing debt securities. The Fund pursues its investment goal by normally investing 60-75% of its assets in equity securities and the remaining assets in debt securities and cash equivalents. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, will rebalance the Fund quarterly, or more often at its discretion, to maintain that percentage allocation, plus or minus 5%. New investments and redemptions will be managed to seek to maintain the desired allocation between equity and debt investments.

This Fund is sub-advised by Cadence Capital Management LLC (“Cadence”) for the equity portion of the Fund and Pacific Asset Management Company (“PAM”) for the debt portion of the Fund. Subject to the approval of the Trust’s board of trustees, PLFA selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. Sector allocations are determined based on the Manager’s assessment of investment opportunities and/or market conditions.

Cadence managed portion: Under normal circumstances, this portion of the Fund will invest in equity investments across three geographic regions, the U.S., developed international markets and emerging markets, with an emphasis on premium yielding and high-quality companies, and may invest in other income focused asset classes (such as master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”)) as needed to help achieve the Fund’s investment goal. This portion of the Fund will strategically allocate capital among these regions and asset classes based on proprietary allocation tools.

This portion of the Fund may invest in securities of companies with any market capitalization, but will generally focus on large capitalization securities. Equity investments include common stock, preferred stock, securities convertible into common stock, and securities or other instruments whose prices are linked to the value of common stock (such as American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and Exchange Traded Funds (“ETFs”)).

This portion of the Fund will typically invest up to 35% of its total assets in securities of foreign issuers. This portion of the Fund may invest in securities from any country, including emerging markets. This portion of the Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

Cadence chooses investments for its portion of the Fund that it believes will provide current income and/or increase in value over the long term, focusing on investments that will favor current income over capital appreciation.

Cadence typically sells securities when their dividend yields or quality ratings decline below Cadence’s expectations and/or in connection with Cadence’s quarterly adjustments to sector, industry or country allocations within its portion of the Fund.

PAM managed portion: Under normal circumstances, this portion of the Fund will invest up to 70% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans. This portion of the Fund may invest up to 80% of its assets in investment grade debt instruments, including corporate debt securities, asset- backed securities, mortgage-related securities, U.S. government securities and agency securities. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars.

The weighted average duration for the debt portion of the Fund is expected to be within a range of one to seven years. Duration is often used to measure a bond’s or fund’s sensitivity to interest

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rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

This portion of the Fund may also invest up to 10% of its assets, but not to exceed 20% of its assets in the aggregate, in each of the following investments: non-U.S. dollar denominated debt instruments, convertible securities or equity securities.

Individual investments may be purchased or sold in the event PAM decides to adjust debt asset class weightings within the portfolio.

Individual investment selection is generally based on PAM’s fundamental research process. Sector allocations are determined based on PAM’s assessment of risk/return opportunities relative to the Fund’s investment goal. PAM performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), PAM may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon PAM’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

Cadence managed portion

•                  Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

•                  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Depositary receipts are also subject to these risks. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

•                  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

•                  Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

•                  Master Limited Partnership Risk: MLP Risk is the risk that accompanies an investment in publicly-traded units of MLPs. An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

•                  Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

•                  Preferred Stock Risk: Preferred stock is subject to many of the risks associated with fixed-income securities (such as interest rate risk, call risk, credit risk, and prepayment/extension risk). In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

•                  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including REITS and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs.

•                  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

PAM managed portion

•                  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•                  Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate

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risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

•                  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. It may take longer than seven days for transactions in loans to settle, which may result in cash proceeds not being immediately available to the Fund. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

•                  High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

•                  Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•                  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk, each of these risks as described in the “Mortgage-Related and Other Asset-Backed Securities Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.”

•                  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Risks for both portions of the Fund

•                  Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•                  Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•                  Foreign Markets Risk: Exposure to foreign markets, including for the Cadence managed portion of the Fund through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Depositary receipts are also subject to these risks. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

•                  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

•                  Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•                  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

5

•                  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

Performance

The Fund has not commenced operations and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Management

Investment Adviser — Pacific Life Fund Advisors LLC

Management Firms — Pacific Asset Management and Cadence Capital Management LLC. The primary persons responsible for day-to-day management of the Fund are:

Pacific Asset Management

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception
David Weismiller, CFA, Managing Director and Portfolio Manager	Since Inception

Cadence Capital Management LLC

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
J. Paul Dokas, CFA, Managing Director and Senior Portfolio Manager	Since Inception
Robert E. Ginsberg, CFA, Managing Director and Senior Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — please turn to the Additional Summary Information section on page [  ] in this Prospectus.

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Pacific FundsSM Ultra Short Income

Investment Goal

This Fund seeks current income consistent with capital preservation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Advisor Class
Management Fee	0.25%	0.25%
Other Expenses[1]	0.59%	0.74%
Total Annual Fund Operating Expenses	0.84%	0.99%
Less Expense Reimbursement[2]	(0.52)%	(0.67)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.32%	0.32%

1                 “Other Expenses” are based on estimated amounts for the current fiscal year.

2                 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.07% for Class I and Advisor Class shares through 7/31/2022. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	1 year	3 years
Class I	$33	$103
Advisor Class	$33	$103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. This Fund is new and does not yet have a turnover rate.

Principal Investment Strategies

The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by non-U.S. entities that are primarily in developed markets.

The average weighted duration of this Fund will vary based on the Manager’s market forecasts and will not normally exceed one year. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The Manager seeks to manage interest rate risk through its management of the average weighted duration of the investments it holds in the Fund.

Individual investments may be purchased or sold in the event the Manager decides to adjust debt asset class weightings within the portfolio. Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based upon the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (the Bloomberg Barclays Short Treasury Total Return Index).

The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

•                  Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•                  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover

7

amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•                  Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

•                  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. It may take longer than seven days for transactions in loans to settle, which may result in cash proceeds not being immediately available to the Fund. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

•                  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

•                  High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

•                  Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•                  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

•                  Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

•                  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•                  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk, each of these risks as described in the “Mortgage-Related and Other Asset-Backed Securities Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.”

•                  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

•                  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The Fund has not commenced operations and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

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Management

Investment Adviser — Pacific Life Fund Advisors LLC

Management Firm — Pacific Asset Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
David Weismiller, CFA Managing Director and Portfolio Manager	Since Inception
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries — please turn to the Additional Summary Information section on page [  ] in this Prospectus.

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ADDITIONAL SUMMARY INFORMATION

Purchase and Sale of Fund Shares

Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund on any business day by mail (Pacific Funds, P.O. Box 9768, Providence, RI 02940-9768), overnight mail (Pacific Funds, 4400 Computer Drive, Westborough, MA 01581), by telephone by calling customer service at (800) 722-2333 (select Option 2) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class I shares, the minimum initial investment is $500,000, with no subsequent investment minimum. Class I shares are only available to eligible investors. There is no minimum initial or subsequent investment for Advisor Class shares because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. Pacific Funds Series Trust (the “Trust” or “Pacific Funds”) reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Pacific Select Distributors, LLC, the distributor and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”) determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV determined after the order is received by the financial intermediary in proper form.

Tax Information

The Trust’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

You should consult with your financial professional to determine which Fund may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if a change in your investment strategy is needed. The investment adviser to the Trust is Pacific Life Fund Advisors LLC (“PLFA”). PLFA manages Pacific Funds Diversified Income and Pacific Funds Ultra Short Income (each, a “Fund” and together, the “Funds”) under the name Pacific Asset Management. PLFA has also retained another portfolio management firm (or sub-adviser) to manage Pacific Funds Diversified Income. More information on PLFA and the sub-adviser can be found in the About Management section of this Prospectus.

Please read this Prospectus carefully before investing or sending money, and keep it for future reference. You should read the complete description of the Funds in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

The following provides additional information about the principal investment strategies and principal risks described in the Fund Summaries section at the beginning of this Prospectus. This section also provides general investment information that applies to all Funds, unless otherwise noted. For a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ holdings and about each Fund’s other investment strategies and descriptions of securities, see the Trust’s Statement of Additional Information (“SAI”).

Pacific FundsSM Diversified Income

Investment Goal

This Fund seeks a high level of current income. The Fund may also seek capital appreciation.

Principal Investment Strategies

This Fund invests principally in dividend paying and high-quality equity securities, as well as in income producing debt securities. The Fund pursues its investment goal by normally investing 60-75% of its assets in equity securities and the remaining assets in debt securities and cash equivalents. PLFA will rebalance the Fund quarterly, or more often at its discretion, to maintain that percentage allocation, plus or minus 5%. New investments and redemptions will be managed to seek to maintain the desired allocation between equity and debt investments.

This Fund is sub-advised by Cadence Capital Management LLC (“Cadence”) for the equity portion of the Fund and Pacific Asset Management Company (“PAM”) for the debt portion of the Fund. Subject to the approval of the Trust’s board of trustees, PLFA selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. Sector allocations are determined based on the Manager’s assessment of investment opportunities and/or market conditions.

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Cadence managed portion: Under normal circumstances, this portion of the Fund will invest in equity investments across three geographic regions, the U.S., developed international markets and emerging markets, with an emphasis on premium yielding and high-quality companies, and may invest in other income focused asset classes (such as MLPs and REITs) as needed to help achieve the Fund’s investment goal. This portion of the Fund will strategically allocate capital among these regions and asset classes based on proprietary allocation tools.

This portion of the Fund may invest in securities of companies with any market capitalization, but will generally focus on large capitalization securities. Equity investments include common stock, preferred stock, securities convertible into common stock, and securities or other instruments whose prices are linked to the value of common stock (such as ADRs, GDRs and ETFs).

This portion of the Fund will typically invest up to 35% of its total assets in securities of foreign issuers. This portion of the Fund may invest in securities from any country, including emerging markets. This portion of the Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

Cadence chooses investments for its portion of the Fund that it believes will provide current income and/or increase in value over the long term, focusing on investments that will favor current income over capital appreciation. Cadence re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for its portion of the Fund to seek to achieve the Fund’s investment goal.

Cadence typically sells securities when their dividend yields or quality ratings decline below Cadence’s expectations and/or in connection with Cadence’s quarterly adjustments to sector, industry or country allocations within its portion of the Fund. Cadence may interview company management in making investment decisions.

PAM managed portion: Under normal circumstances, this portion of the Fund will invest up to 70% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans. This portion of the Fund may invest up to 80% of its assets in investment grade debt instruments, including corporate debt securities, asset- backed securities, mortgage-related securities, U.S. government securities and agency securities. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars.

The weighted average duration for the debt portion of the Fund is expected to be within a range of one to seven years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity, and call features. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates (i.e., to measure the volatility of a bond’s price relative to a change in interest rates). The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

This portion of the Fund may also invest up to 10% of its assets, but not to exceed 20% of its assets in the aggregate, in each of the following investments: non-U.S. dollar denominated debt instruments, convertible securities or equity securities.

Individual investments may be purchased or sold in the event PAM decides to adjust debt asset class weightings within the portfolio.

Individual investment selection is generally based on PAM’s fundamental research process. Sector allocations are determined based on PAM’s assessment of risk/return opportunities relative to the Fund’s investment goal. PAM performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), PAM may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon PAM’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal Risks:

Cadence managed portion	PAM managed portion
• Currency Risk	• Credit Risk
• Emerging Markets Risk	• Debt Securities Risk
• Equity Securities Risk	• Floating Rate Loan Risk
• Large-Capitalization Companies Risk	• High Yield/High Risk or “Junk” Securities Risk
• Master Limited Partnership Risk	• Interest Rate Risk
• Mid-Capitalization Companies Risk	• Mortgage-Related and Other Asset-Backed Securities Risk
• Preferred Stock Risk	• U.S. Government Securities Risk
• Real Estate Companies Risk
• Small-Capitalization Companies Risk

Risks for both portions of the Fund
• Active Management Risk	• Liquidity Risk
• Convertible Securities Risk	• Market and Regulatory Risk
• Foreign Markets Risk	• Price Volatility Risk
• Issuer Risk

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Pacific FundsSM Ultra Short Income

Investment Goal

This Fund seeks current income consistent with capital preservation.

Principal Investment Strategies

The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by non-U.S. entities that are primarily in developed markets.

The average weighted duration of this Fund will vary based on the Manager’s market forecasts and will not normally exceed one year. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity, and call features. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates (i.e., to measure the volatility of a bond’s price relative to a change in interest rates). The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The Manager seeks to manage interest rate risk through its management of the average weighted duration of the investments it holds in the Fund.

Individual investments may be purchased or sold in the event the Manager decides to adjust debt asset class weightings within the portfolio. Individual investment selection is generally based on the Manager’s fundamental research process. Sector allocations are determined based upon the Manager’s assessment of risk/return opportunities relative to the Fund’s investment goal and benchmark weightings (the Bloomberg Barclays Short Treasury Total Return Index). The Bloomberg Barclays Short Treasury Total Return Index is composed of all U.S. Treasuries that have a remaining maturity between one and twelve months.

The Manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. When selecting investments (including non-income producing investments), the Manager may invest in instruments that it believes have the potential for capital appreciation.

Decisions to sell are generally based upon the Manager’s belief that the particular investment has achieved its valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Principal Risks:

• Active Management Risk	• Issuer Risk
• Credit Risk	• Liquidity Risk
• Debt Securities Risk	• Market and Regulatory Risk
• Floating Rate Loan Risk	• Mortgage-Related and Other Asset-Backed Securities Risk
• Foreign Markets Risk	• Price Volatility Risk
• High Yield/High Risk or “Junk” Securities Risk	• U.S. Government Securities Risk
• Interest Rate Risk

General Investment Information

Each Fund is subject to regulation under the Investment Company Act of 1940, as amended (“1940 Act”) and is classified as diversified under the 1940 Act. Although some of the Funds may have names or investment goals that resemble other mutual funds managed by the same Manager, they may not have the same underlying holdings or performance as those other mutual funds. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (“IRC”). Unless a particular investment policy is identified as fundamental in the SAI, the Trust’s board of trustees (“Board”) may change investment policies of a Fund without shareholder approval. Generally, there are changes to a Fund’s investment policies when an existing Manager is replaced, to reflect the new Manager’s investment style and practices.

A Fund may have investment policies on the amount that it can invest in certain kinds of securities, certain countries or certain ratings or capitalizations of securities. These investment policies apply at the time the investment is made so a Fund generally may continue to hold positions which met the investment policies at the time of investment but subsequently do not meet such policies. Additionally, a Fund may continue to invest in investments that move outside such policies for reasons such as dividend reinvestments or corporate actions. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares outstanding. Capitalization is determined at time of investment. Accordingly, a Fund which invests in the securities of small-capitalization companies may continue to hold those securities even if they become mid-capitalization companies. Similarly, a Fund which invests in securities of mid-capitalization companies may continue to hold those securities even if they become large-capitalization companies. Conversely, a Fund which invests in the securities of large-capitalization companies may continue to hold those securities even if they become mid-capitalization companies.

Duration is a mathematical measure of a Fund’s or security’s price sensitivity to changes in interest rates. Each year of duration represents an expected 1% change in the net asset value of a Fund or security for every 1% change in interest rates. So the longer a Fund’s or security’s

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duration, the more sensitive it will be to changes in interest rates. As such, a Fund with a long average duration (generally above 10 years) or intermediate average duration (generally between 3 and 10 years) will be more sensitive to changes in interest rates than a Fund with a short average duration (generally less than 3 years). For example, if a Fund has a weighted average duration of 5 years, its net asset value would be expected to fall about 5% when interest rates rise by 1%. Duration is not necessarily equal to maturity. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration factors in the pattern of all payments of interest and principal over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of floating rate securities).

Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund. To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.

Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

Unless otherwise noted, the Managers may make decisions or shift assets in a way that causes a Fund not to achieve its investment goal or otherwise deviate from its disclosed principal investment strategies. For example, a Fund may take temporary defensive positions that are inconsistent with its investment strategies if the Manager believes adverse market economic, industry, political or other conditions make it appropriate to try to protect the Fund from potential loss, for redemptions, at start-up of a Fund, in connection with the liquidation of a Fund, where the sub-adviser or co-sub-adviser of a Fund is no longer managing the Fund, or other reasons. In such cases, a Fund (including a Fund with international holdings) may temporarily invest (partially or extensively) in U.S. government securities, high quality corporate debt securities/debt obligations, mortgage-related and asset-backed securities or money market instruments (short-term high quality instruments) and/or cash equivalents (overnight investments). In addition, a Fund may invest cash balances in such instruments at any time. These shifts may alter the risk/return characteristics of a Fund and cause a Fund to miss investment opportunities and not to achieve its investment goal. Defensive positions could detract from investment performance in a period of rising market prices, but may reduce the severity of losses in a period of falling market prices and provide liquidity for making additional investments or for meeting redemptions. Furthermore, investment decisions may not anticipate market trends successfully. For example, a Fund investing heavily in common stocks during a stock market decline may fail to preserve capital. Conversely, investing heavily in debt securities during a period of stock market appreciation may result in lower total return.

Additional Information About Principal Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you would expect. Every mutual fund has some degree of risk depending on its investments and strategies. The following provides additional information about the risks of the Funds identified in the Fund Summaries section, as well as information about the following risks to which all Funds are subject: Active and Frequent Trading Risk, Cybersecurity Risk, Investment Style Risk, Natural Disasters Risk, Redemption Risk and Sector Risk.

Performance of a Fund will vary — performance is affected by changes in the economy and financial markets. The value of a Fund changes as its asset values go up or down. The value of your shares will fluctuate, and when redeemed, may be worth more or less than the original cost. The timing of your investment may also affect performance.

•                  Active and Frequent Trading Risk: All Funds may engage in active and frequent trading which could result in higher trading costs and reduce performance, and higher levels of current tax liability to shareholders in the Fund. In addition, asset allocation changes may result in the purchase and sale of Fund securities, which can increase portfolio turnover and trading costs, potentially reducing a Fund’s performance.

•                  Active Management Risk: A Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A Manager’s investment strategies are also discretionary and there can be no assurance that a Manager’s investment strategies will be advantageous for a Fund. From time to time, a Manager’s (and/or its affiliates’) activities may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Investments held for cash management or temporary defensive investing purposes can fluctuate in value and are subject to risk, including market and regulatory, interest rate and credit risk. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.

•                  Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest

13

rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

•                  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant net asset value (“NAV”) deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.

Even though certain securities (such as loans) may be collateralized, there is no assurance that the liquidation of any collateral would satisfy interest and/or principal payments due to a Fund on such securities, or that such collateral could be easily liquidated in the event of a default. Such collateral may be difficult to identify and/or value, and if the value of the underlying collateral depreciates, recovery upon default may be difficult to realize. A Fund’s debt investments (also known as debt securities, debt obligations and debt instruments) may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or, if unrated, determined by the Manager to be of comparable quality. High Quality Debt Instruments are those rated in one of the two highest rating categories (the highest category for commercial paper) or if unrated, are of comparable quality as determined by the Manager. Investment Grade Debt Instruments are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Manager. Non-investment Grade (High Yield/High Risk) Debt Instruments (sometimes called “junk bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative and are more likely to default with respect to the issuer’s ability to repay principal and interest than higher rated securities. Ratings of CCC for Fitch and S&P, or Caa for Moody’s, indicate a current vulnerability for default (“stressed”). Ratings below those levels indicate a higher vulnerability to default (“distressed”) or default itself. A rating of D for S&P indicates that the security has defaulted.

Ratings are provided by credit rating agencies which specialize in evaluating credit risk, but there is no guarantee that a highly rated debt instrument will not default or be downgraded. Each agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings opinions. Ratings tables for three of the most commonly used Nationally Recognized Statistical Rating Organizations (“Rating Agencies”) and each of their categories of investment grade debt and non-investment grade debt are described in the following table. For further information regarding ratings, please see Appendix A of the Trust’s SAI.

Credit Ratings Chart

		Standard & Poor’s1,3	Moody’s2	Fitch[1,3]
Long-term ratings	Investment grade debt categories	AAA	Aaa	AAA
		AA	Aa	AA
		A	A	A
		BBB	Baa	BBB
	Non-investment grade debt (sometimes called “junk bonds”) categories	BB	Ba	BB
		B	B	B
		CCC	Caa	CCC
		CC	Ca	CC
		C	C	C
		D	—	—
Short-term ratings	Highest three ratings	A-1	P-1	F1
		A-2	P-2	F2
		A-3	P-3	F3
	Other ratings	B	NP	B
		B-1		C
		B-2		RD
		B-3		D
C
D

1         Long-term ratings by Standard & Poor’s and Fitch from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. For example, BBB- is the lowest investment grade; BB+ is the highest non-investment grade.

2         Moody’s adds numerical modifiers 1, 2, and 3 to each generic bond rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. For example, Baa3 is the lowest investment grade; Ba1 is the highest non-investment grade.

3         Short-term ratings within the A-1 and F1 categories may be designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

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•                  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments in that foreign currency and investments denominated in that foreign currency. For Funds that may hold short currency positions, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

•                  Cybersecurity Risk: The Funds’ and/or their service providers’ use of the internet, technology and information systems may expose the Funds to risks associated with attack, damage or unauthorized access. Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Funds or Fund shareholders, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Funds’ investments, accounting and valuation systems, or compliance testing systems used to monitor the Funds’ investments. These events could result in losses to the Funds and Fund shareholders and disrupt the Funds’ day-to-day operations and the portfolio management of the Funds, as well as damage the conduct of business among the Funds, Fund shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.

•                  Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security.

•                  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. If an international body (such as the United Nations) or a sovereign state (such as the United States) imposes economic sanctions, trade embargoes or other restrictions against a government of an emerging market country or issuers, a Fund’s investments in issuers subject to such restrictions may be frozen or otherwise suspended or restricted, prohibiting or impeding the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from or impeded in investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Governments in emerging market countries may also intervene in their economies and financial markets to a greater degree than more developed countries. Such government intervention could cause the Fund to be unable to access or transact in its investments in such markets, including cash holdings. Greater governmental control could also require repatriation of sales proceeds. The governments of countries with histories of instability and upheaval may act in an adverse or hostile manner toward private enterprise or foreign investment. A Fund may be exposed to this risk by directly investing in companies domiciled in emerging market countries or indirectly, by investing in companies domiciled in developed market countries which either invest in or conduct a portion of their businesses in emerging market countries or by investing in securities denominated in emerging market currencies. With respect to Pacific Funds Diversified Income, depositary receipts are subject to the same risks of investments in emerging market countries described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

•                  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

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•                  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.

In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.

Floating rate loans generally are subject to restrictions on transfer, and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower, or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).

It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to a Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of

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such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.

•                  Foreign Markets Risk: Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the impact of economic sanctions, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. If the United States imposes economic sanctions against a foreign government or issuers, a Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these investments, and a Fund may be prohibited from investing in such issuers or may be required to divest its holdings in such issuers, which may result in losses to the Fund. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Pacific Funds Diversified Income’s investments in securities of foreign issuers may include ADRs, EDRs, GDRs and similar securities that represent interests in a non-U.S. company’s securities that have been deposited with a bank or trust and that trade on a U.S. exchange or over-the-counter. Depositary receipts are subject to the same risks of investments in securities of foreign issuers and securities of companies with significant foreign exposure described above. In addition, these securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

•                  High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.

•                  Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.

•                  Investment Style Risk: Each Fund has its own investment style or overall investment strategy (e.g., large-capitalization growth investment style, a short-term, high credit quality investment style). A Fund’s investment style may shift in and out of favor for reasons including market conditions and investor sentiment.

•                  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as management, performance, financial leverage, changes in markets in which the issuer offers goods or services, and reduced demand for the issuer’s goods or services.

•                  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.

•                  Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a

17

limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions or investor perceptions, which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations or Board approved alternate pricing methodologies are not readily available or reliable for these investments, the securities or other investments will be valued by a method that the Trust’s Board believes reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s net asset value. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests.

•                  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing a Fund to alter its existing strategies or potentially, to liquidate and close.

•                  Master Limited Partnership Risk: MLP Risk is the risk that accompanies an investment in publicly-traded units of MLPs. An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from a Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by a Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to a Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of a Fund’s shares. A Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, a Fund may have to liquidate securities to make required distributions to a Fund’s shareholders.

•                  Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.

•                  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.

•      Extension Risk — Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.

•      Interest Rate Risk — When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.

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•      Subprime Risk — Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.

•      Prepayment Risk — In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.

•      Call Risk — Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining. These securities are also subject to risks associated with the servicing of those assets backing the particular security.

•      U.S. Government Securities Risk — Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk.

•      Issuer Risk — Mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies.

•      Stripped Mortgage-Related Securities Risk — Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.

•                  Natural Disasters Risk: Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

•                  Preferred Stock Risk: Preferred stock is subject to many of the risks associated with fixed-income securities (such as interest rate risk, call risk, credit risk, and prepayment/extension risk). In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

•                  Price Volatility Risk: The values of all of a Fund’s investments have the potential to be volatile. Price volatility of an investment refers to the variation of changes in that investment’s value over time. Thus, an investment with higher price volatility is likelier to have greater price swings over shorter time periods than an investment with lower price volatility and a Fund that invests in more volatile investments may see its value also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

•                  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose a Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact a Fund. Changing interest rates and credit quality requirements for borrowers and tenants may also affect the cash flow of REITs and REOCs and their ability to meet capital needs. REITs and REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the Fund could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REIT or REOC holds could reduce the cash flow needed to make distributions to investors. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

•                  Redemption Risk: A Fund could experience a loss when selling securities, including securities of other investment companies, to meet redemption requests by shareholders if the redemption requests are unusually large or numerous, occur in times of market turmoil or

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declining prices for the securities sold, or when the securities to be sold are illiquid. Such redemptions may also increase expenses to the Fund and cause the sale of securities in a short timeframe, both of which could negatively impact performance.

•                  Sector Risk: A Fund may be invested more heavily from time to time (e.g., over 25% of its assets) in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. For example, a Fund could invest more heavily in certain sectors at various times relative to its benchmark index. If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual report or semi-annual report, which can be obtained as described on the back cover of this Prospectus.

•                  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.

•                  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.

ADDITIONAL INFORMATION ABOUT FEES AND EXPENSES

There are two types of fees and expenses you pay when you invest in mutual funds: (i) shareholder fees and (ii) operating expenses. Shareholder fees include account fees that you pay directly when you buy or sell shares. Operating expenses incurred by each Fund are borne by shareholders through their investment in such Fund. Operating expenses incurred by each Fund are borne by shareholders through their investment in such Fund. Your actual cost of investing in a Fund may be higher than the total expenses shown in the “Fees and Expenses of the Fund” section for a variety of reasons, for example, if average net assets decrease. Net assets are more likely to decrease and a Fund’s expense ratio is more likely to increase when markets are volatile. In addition, certain expenses, such as brokerage costs, are not required to be disclosed in fee table and expense examples. Annual Fund Operating Expenses are presented in the Fund Summary section at the beginning of this Prospectus.

The Trust pays for certain support, administrative, distribution and operational expenses of the Fund, including custody, printing, legal, and auditing expenses. The Trust also pays Pacific Life Fund Advisors LLC (“PLFA”) for providing investment advisory services.

Additional Information About Operating Expenses

Other Expenses

The Other Expenses line item in the Annual Fund Operating Expenses table for each Fund in the Fund Summaries section includes, but is not limited to, expenses for audit, tax, custody, legal, regulatory documents (printing and mailing) and support services; repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund (if any); plus the administration fee paid to Pacific Life Insurance Company (“Pacific Life”) as an annual percentage of average daily net assets for each Fund, which is shown below. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services.

Pacific Funds Diversified Income: The administration fee is 0.30% for Advisor Class shares.

Pacific Funds Ultra Short Income: The administration fee is 0.30% for Advisor Class shares and 0.15% for Class I shares.

Operating Expense Reimbursement

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of the Funds’ average daily net assets as described in the Annual Fund Operating Expenses table for each Fund. To the extent these operating expenses exceed the annual rate for a Fund, thus triggering the reimbursement provisions in the expense

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limitation agreement for that Fund as described in its Annual Fund Operating Expenses table, the effect of the expense reimbursement is shown in the Annual Fund Operating Expenses table for that Fund. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing and distribution to existing shareholders of prospectuses, shareholder reports, and other regulatory documents as applicable; independent trustees’ fees and expenses; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: management fees; distribution and/or service fees, if any; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA as described in the Annual Fund Operating Expenses table for the Fund. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Funds, but not above the expense cap.

SHAREHOLDER ACCOUNT INFORMATION

Choosing a Share Class

Class I and Advisor Class shares of the Trust are continuously offered through the Distributor. The Distributor is an affiliate of PLFA, the Funds’ investment adviser, and is also an affiliate of Pacific Life, the Funds’ administrator. Shares of the Trust’s Funds are generally purchased through broker-dealers, which may be affiliated with financial firms, such as banks and retirement plan administrators, and which have entered into selling group agreements with the Distributor (collectively, “selling group members”). Such selling group members and their financial intermediaries, as well as other service providers (such as registered investment advisers, banks, trust companies, certified financial planners, third party administrators, recordkeepers, trustees, custodians and financial consultants) may be referred to as a “financial intermediary” or “financial intermediaries.”

Your financial intermediary can help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance, time horizon, and other factors. Your financial intermediary can also explain to you the various expenses associated with each share class and help you choose the share class that is most appropriate for you. Your financial intermediary may also assist you with establishing your account with the Trust. You should note, however, that if you invest in the Funds through a financial intermediary, different guidelines, conditions and restrictions may apply than if you held your shares in the Fund directly or through another financial intermediary. We encourage you to discuss the different options with your financial intermediary and review the Trust’s SAI for more information. You should note that if the relationship between your brokerage firm and you or the Trust is terminated, your account may become a temporary “orphan” account and you will be requested to establish a new relationship with another selling group member. If you hold your shares with a financial intermediary (either in a networked account or through an omnibus platform) and you change intermediaries, please contact your new financial intermediary for information on transferring your account. If the relationship between your financial intermediary and the Trust is terminated, please note that your shares may be subject to certain delays and restrictions or even redemption; please contact your financial intermediary for further information.

The class of shares that best corresponds with your financial goals depends upon several factors. All share classes of a Fund may not be available through a broker-dealer or financial firm.

You should also understand how the various fees, expenses, and charges would affect your investment over time. Once you understand the differences among the share classes, you can then make an informed decision and select a share class that matches your needs, resources, and investment timeline. Your financial intermediary will generally receive compensation no matter which share class you select; however, that compensation may vary between share classes and may vary with the size of your investment. Thus, a financial intermediary may have an incentive for you to invest in one share class over another.

OVERVIEW OF THE SHARE CLASSES

Each Fund of the Trust may offer multiple classes of shares and not all Funds offer all share classes discussed herein.  Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class.  In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular share class; and (ii) any services you may receive from a financial intermediary. Please consult with your financial professional to assist you in making your decision. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with eligibility requirements such as investor type and investment minimums, if any. Please refer to the Prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

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Share Class Eligibility

Class I Shares

Class I shares are available to certain institutional investors and directly to certain individual investors as set forth below, as well as to PLFA and certain of its affiliates:

Institutional Investors are corporations, retirement plans, foundations/endowments and investors who purchase through a fee-based advisory program offered through a selling group member that enters into a fee-based advisory program agreement with the Distributor of the Trust’s Funds. In a fee-based advisory program, a financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services (like management, brokerage and custody) to that account.

Individual Investors for the Funds include trustees and officers of the Trust, directors, officers, and employees of Pacific Life Insurance Company and its affiliates, and immediate family members of all such persons.

Advisor Class Shares

Advisor Class shares are generally only available to investors who purchase through a fee-based advisory program offered through a selling group member that enters into a fee-based advisory program agreement with the Distributor of the Funds and to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts. In a fee-based advisory program, a financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services (like management, brokerage and custody) to that account.

PURCHASING SHARES

You can invest in the Funds directly with the Trust by using a financial professional or through a broker-dealer or other financial intermediary. Financial intermediaries can help you buy, sell, and exchange shares and maintain your account. Certain financial intermediaries may charge transaction fees or other fees that are in addition to any fees described in this Prospectus. The Funds can be used in a variety of retirement plans, including individual retirement accounts, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP Rollovers, Individual 401k plans and other qualified plans, such as Coverdell ESAs. Shareholders may be charged additional expenses for a Pacific Funds IRA, including an annual retirement account custodial fee or fees to transfer an IRA account to another provider or to take a distribution. Contact your financial professional for more information regarding your options. The Funds are generally available only in the United States (the 50 states, District of Columbia, and the territories of Guam, Puerto Rico, and the U.S. Virgin Islands).

Minimums

There are no minimum investments for Advisor Class shares.

Account Type / Plan	Initial Investment	Subsequent Investment
The minimum investments for Class I shares are as follows:
Class I shares (Institutional Investors)	$500,000	No minimum
Class I shares (Individual Investors)	No minimum	No minimum

Pacific Funds reserves the right to waive minimum investment amounts, including for certain types of retirement plans. Pacific Funds and the Distributor reserve the right to reject any request to buy shares.

How to Purchase Shares

Class I Shares:

Class I shares are generally offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Investors in Class I shares, other than the individual investors noted above, may generally not purchase, exchange or redeem shares of the Fund directly from the Fund. Shares instead may be purchased, exchanged or redeemed only through such financial intermediaries. Class I shares made available through full service broker-dealers may be available through fee-based advisory relationships under which such broker-dealers impose additional fees for services connected to the account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Advisor Class Shares:

Contact your financial intermediary for instructions on how to purchase Advisor Class shares.

The Trust and the Distributor reserve the right to reject any request to buy shares.

Contribution Limits:

Accounts such as Traditional or Roth IRAs and Coverdell ESAs, have contribution limits that should not be exceeded. If your account were a SIMPLE IRA, SEP IRA, SAR-SEP or 403(b)(7) or if your account were owned by a qualified plan or an individual 401(k) account, contribution limits would also apply, and contributions by personal check may not be appropriate. Consult your tax adviser for additional information.

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REDEEMING SHARES

Selling Shares

Individual Investors of Class I Shares:

You may sell Fund shares by contacting your financial intermediary or the Trust directly. Refer to the Medallion Signature Guarantees subsection below for additional guidelines that may be applicable.

In Writing:

To sell shares in writing, send a signed written request or signed distribution form specifying the Fund name and share class, account number, name(s) registered on the account and the dollar value or number of shares you wish to sell. Where applicable, federal income tax will be withheld from retirement assets, unless notified otherwise. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

By Telephone:

You may sell shares up to $100,000 in gross value by telephone on certain account types by calling customer service at (800) 722-2333 (select Option 2) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions.

Systematic Withdrawal Plan (“SWP”):

You can set up automatic monthly, quarterly, semi-annual or annual redemptions on your account, as long as the value of the account is at least $5,000 at the time the SWP is established. You may redeem a fixed dollar amount (minimum $50), a fixed number of shares (five shares or more), or a whole percentage of the account value, which will be applied to the account value at the time of each SWP redemption in order to determine the redemption amount. Please be aware that SWP redemptions may be subject to a CDSC — See the CDSC Waivers subsection for applicable waivers. Because a CDSC may apply, it may not be advantageous to you to make additional investments while participating in a SWP. To establish a SWP, you must complete the appropriate sections on the applicable form. You may receive this form from customer service by calling customer service at (800) 722-2333 (select Option 2).

Proceeds will be mailed to an address that has been on record for at least 15 days or can be sent to a third party recipient if a letter of instruction, signed by all authorized shareholders, and a Medallion Signature Guarantee were to accompany the request. Proceeds can also be wired to a pre-designated bank account (subject to a $10,000 minimum), normally by the business day following receipt of your instructions. We do not assume responsibility for additional charges that the receiving institution may impose. To receive proceeds by wire, check the appropriate box on the Account Application or the applicable redemption/distribution form and attach a pre-printed voided check. We will not wire proceeds or account assets to a non-U.S. bank or financial institution.

Shareholders may be charged additional expenses for a Pacific Funds IRA, including an annual fee or fees to transfer an IRA account to another provider or to take a distribution. We may liquidate shares to cover the IRA annual fee or transfer agent fees, including account, wire or overnight delivery fees. We may also close your account and sell your shares if your account value were to fall below investment minimums for any reason, without notice, whether as a result of a redemption, an account charge or a reduction in the market value of your account. This may result in a gain or loss for federal income tax purposes.

Electronic Funds Transfer — You can initiate an electronic funds transfer for as little as $50 or as much as $100,000 from your Pacific Funds account to your bank account. To set up an EFT, you must complete the Financial Institution Information on the Account Application or the applicable redemption/distribution form.

Medallion Signature Guarantees — To protect against fraud and help verify the identity of the person authorizing a sale of shares from an account, a Medallion Signature Guarantee may be required in the following instances:

•                  For redemption requests over $100,000

•                  If your address of record was changed within the past 15 days

•                  If redemption proceeds are to be sent to an address other than the address of record

•                  If redemption proceeds are made payable to a third party payee

•                  If redemption proceeds are to be wired to a bank account that has not been established on your account

•                  For requests to transfer between Pacific Funds accounts with different registrations, except where one or more of the account owners (or beneficial owners) are the same

•                  Under other circumstances as determined by the Trust or the transfer agent

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that transactions or changes to your account are in fact authorized by you. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program (“STAMP”), the Stock Exchanges Medallion Program (“SEMP”)

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and the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

Class I Shares:

Investors in Class I shares, other than the individual investors noted above, may generally not redeem Fund shares directly from the Fund. Contact your financial intermediary or refer to your plan documents for instructions on how to redeem shares.

Advisor Class Shares:

Contact your financial intermediary for instructions on how to redeem Advisor Class shares.

EXCHANGING SHARES

Individual Investors of Class I Shares:

The Trust’s exchange privilege affords you the ability to switch your investments among the various Funds of the Trust. Generally, you may exchange a minimum of $50 worth of shares of one Fund for shares of any other available Fund of the Trust within the same share class and base account number.

Exchanges are considered sales and may result in a gain or loss for federal and state income tax purposes. There are currently no additional sales charges or fees for exchanges.

In Writing:

To exchange shares in writing, send a signed written request or signed Investment Exchange Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

By Telephone:

You may exchange shares by telephone on certain account types by calling (800) 722-2333 (select Option 2) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing exchanges.

Dollar Cost Averaging

Dollar cost averaging may be used to buy shares of the available Funds in a series of regular purchases instead of in a single purchase. This allows you to average the price you pay for shares over time, and may permit a “smoothing” of abrupt peaks and drops in price. You may use dollar cost averaging to transfer amounts (via an exchange of shares), either on a monthly, quarterly, semi-annual or annual basis, from any available Fund with a value of at least $1,000 to one or more other available Funds. Each exchange must be for at least $50.

Dollar cost averaging may only be requested in writing by sending a signed letter of instruction or signed Account Maintenance Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

Advisor Class and Institutional Investors of Class I Shares:

Contact your financial intermediary to exchange shares.

OTHER FUND INFORMATION

Execution of Your Requests

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”) determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV determined after the order is received by the financial intermediary in proper form. The NAV per share is also known as the offering price. Systematic withdrawals scheduled to fall on a month end (including year-end withdrawals) which is a weekend or holiday, will be deemed an order for the last business day of that month. If you were to purchase by wire, the order would be deemed to be in proper form after the Account Application, telephone notification and the federal funds wire have been received. If an order or payment by wire were received after the scheduled close of the New York Stock Exchange (“NYSE”), which usually closes at 4:00 p.m. Eastern time, the shares would not be credited until the next business day. You will receive a confirmation of each unscheduled transaction in your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether your intermediary is an “authorized” agent or designee for the receipt of purchase and redemption orders.

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Under normal conditions, we typically expect to pay redemption proceeds within three business days following the receipt of your redemption request in proper form. However, we have the right to take up to seven days to pay redemption proceeds and may postpone payment longer in the event of unusual circumstances as permitted by applicable law or an economic emergency as determined by the SEC. When you sell shares, we will execute your request at the next determined NAV per share; however, you may be required to wait up to 15 business days before we send your redemption proceeds if the shares that were redeemed were recently purchased by electronic funds transfer or check. This delay is necessary to ensure that the purchase has cleared. To reduce such delay, you should make investments by bank wire or federal funds. We normally will pay cash for all Fund shares you sell using the Fund’s existing cash positions, cash flows, cash reserves or cash generated through the sale of portfolio securities. When making a redemption payment in cash becomes harmful to other shareholders or a Fund, both during normal and stressed market conditions, we may make some or all of the redemption payment in securities at their then current market value equal to the redemption price (“redemptions-in-kind”). You will bear market risk while holding such securities and incur transaction costs upon converting the securities to cash. During stressed market conditions, the Fund may be forced to sell portfolio securities at reduced prices or under unfavorable conditions in order to meet redemption requests, which could dilute the interests of the Fund’s remaining shareholders and reduce the value of a Fund.

Telephone instructions — Unless you elect not to have telephone exchange and/or sale privileges, they will automatically be available to you. You may modify or discontinue telephone privileges at any time. You may reinstate these privileges in writing. An exchange or sale request must be received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern time, in order to receive the NAV calculated on that day. If an order is received and/or confirmed after the scheduled close of the NYSE, the order will receive the NAV calculated on the next business day. You may also transact purchases by telephone, if you have established EFT on your account and your request is received in proper form. A telephone purchase request is considered to be in proper form if it is received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern time, and the EFT can be initiated, which requires overnight processing. Because of this, purchase requests generally will receive the NAV calculated on the next business day. Procedures have been established that are reasonably designed to confirm that instructions communicated by telephone are genuine. These procedures may include requiring any person requesting a telephone transaction to provide specific identifying information or recording of the telephone conversation. A written confirmation will be sent to the shareholder(s) of record following a telephone transaction. The Trust or its designee is authorized to act upon instructions received by telephone and you agree that, so long as the procedures are followed, you will hold harmless and indemnify the Trust and/or its administrator or sub-administrator; any of its affiliates; and each of their respective directors, trustees, officers, employees and agents from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with these instructions or the exercise of the telephone privileges. This means that so long as the procedures are followed, you will bear the risk of loss on telephone transaction requests. The Trust or its designee reserves the right to deny any transaction request made by telephone. You will be notified immediately if your request cannot be processed over the telephone. Proceeds from telephone transactions will only be mailed to your address of record or sent (via federal funds wire or electronic funds transfer) to your pre-established bank of record. Telephone privileges are not available for all account types. Contact Pacific Funds for information on availability.

How Share Prices Are Calculated

Valuation Policy

The Trust’s Board has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.

Determination of Net Asset Value (“NAV”)

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

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Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

Investment Valuation

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

•        Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

•        Foreign Equity Investments. For Foreign Equity Investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

•        Domestic and Foreign Debt Investments. Debt Investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy, these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, benchmark, proxy and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to the TVC or to the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

Security and Shareholder Protection

To help fight the funding of terrorism and money laundering activities, federal law generally requires financial institutions to obtain, verify and record information identifying each person who opens an account and to determine whether such person’s name appears on any governmental agency list of suspected terrorists or terrorist organizations. The Trust may report certain transaction activity to the government. When you open an account, you may be required to provide your full name, date of birth, physical residential address (although post office boxes are still permitted for mailing purposes) and Social Security or tax identification number. You may also need to provide your driver’s license, passport or other identifying documents, and corporations and other non-natural persons may have to provide additional identifying information. Not providing this information may result in incomplete orders and transactions, failure to open your account, delayed or unprocessed transactions or account closure. These requirements and procedures may change from time to time to comply with government regulations or guidance.

Prevention of Disruptive Trading

The Funds are not intended to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Frequent short-term trading or trades that involve relatively large amounts of assets in response to short-term fluctuations in the market can disrupt the management of the Fund and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance. While these issues can occur

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in connection with any of the Funds, Funds holding securities that are subject to market pricing inefficiencies could be more susceptible to abuse. Accordingly, the Board adopted a policy with respect to certain limitations on exchanges.

The Trust requires that the limitations specified below on exchanges apply to all persons (i.e., to natural persons, partnerships, corporations, limited liability companies, trusts or any other type of entity) investing in the Funds of the Trust.

To discourage frequent trading, you:

•                  may not make more than 12 exchanges out of each of the Funds per calendar year.

•                  may not make more than 2 exchanges out of each of the Funds per calendar month.

For clarification purposes, multiple exchanges out of the same Fund on the same trading day count as one exchange.

The Trust does not accommodate trading in excess of these limitations. The exchange limitations outlined above will not apply to the following transactions:

•                  redemptions from a Fund;

•                  loans and loan repayments; or

•                  transactions by omnibus accounts, provided the omnibus provider has its own trading policy which is reasonably designed to prevent disruptive trading activity (as determined by the Trust and the Adviser).

The Trust monitors certain large transaction activity in an attempt to detect patterns of trading that may not be in the best interests of the Trust. While these policies have been adopted to attempt to detect and limit trading that is frequent or disruptive to the Funds’ operations, there is no assurance that the policies would be effective in deterring all such trading activity.

Organizations and individuals that use market timing investment strategies and make frequent exchanges should not invest in Funds of the Trust. The Trust maintains sole discretion to restrict or reject, without prior notice, any exchange instructions and to restrict or reject pre-authorized exchange forms from a market timing organization or individual authorized to give exchange instructions on behalf of multiple shareholders, if in the sole discretion of the Trust (or its agent) the requested transactions were to have a negative impact on remaining shareholders.

The Trust might limit the size, number, and frequency of exchanges if they were to be disruptive to the management of a Fund. The Trust may also otherwise restrict, suspend, or reject any exchange request or privilege that could be harmful to a Fund or to other shareholders, or cancel the exchange privilege altogether. Notice of any limitations, restrictions, suspensions or rejections may vary according to the particular circumstances.

The Trust reserves the right to impose a transaction fee or redemption fee against future exchange amounts. Prior to imposing any such fee, which is subject to Board approval, we would supplement this Prospectus and provide notice to shareholders.

Omnibus account arrangements enable financial intermediaries to aggregate share ownership positions of multiple investors and purchase, redeem and exchange shares without the identity of the particular shareholder(s) being known to the Trust. Accordingly, the ability of the Trust to monitor, detect or limit frequent share trading activity through omnibus accounts is limited. In such cases, the Trust or its agent(s) may request from the financial intermediaries information that differs from that which is normally available to the Trust or its agent(s). In such instances, the Trust will seek to monitor purchase and redemption activity through the overall omnibus account(s) or retirement and benefit plan account(s). If the Trust identifies activity that might be indicative of excessive short-term trading activity, the Trust or its designated agent will notify the applicable financial intermediary or retirement and benefit plan and request that it provide or review information on individual account transactions so that the Trust or the financial intermediary or retirement and benefit plan can determine if any investors were engaging in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, the Trust or its designated agent will request that the financial intermediary or retirement and benefit plan take appropriate action to curtail the activity and will also work with the relevant party to do so. Such actions may include actions similar to those that the Trust would take such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If the Trust determines that the financial intermediary or retirement and benefit plan has not demonstrated adequately that it has taken appropriate action to curtail the excessive short-term trading, the Trust or its agent(s) may terminate the relationship. Although these measures are available, there is no assurance that the Trust or its agent(s) will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Retirement and benefit plans include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefits plans, excluding Individual Retirement Accounts.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income, if any, to shareholders monthly, and distribute realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders. You may automatically reinvest dividends and capital gains distributions into additional shares of the same class of shares of the Fund or another available Fund within the same account, if you meet that Fund’s minimum balance requirement.

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Distribution and Servicing Arrangements

Revenue sharing payments

The Distributor or an affiliate may pay to selling group members, from their own resources, cash compensation in connection with the promotion and sales of Fund shares and/or servicing Fund shareholders, which may sometimes be referred to as “revenue sharing,” and provide other incentives (non-cash compensation) in connection with the promotion and sale of Fund shares. Not all selling group members receive additional compensation and the amount of compensation varies. The range of additional cash compensation based on sales generally does not exceed 0.25% and trail commissions based on account value generally does not exceed 0.20% on an annual basis. Revenue sharing payments, as well as the other compensation and allowances noted below, may provide your brokerage firm with an incentive to favor the Trust. In consideration for revenue sharing, a brokerage firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management and confer some other marketing benefit such as website placement, access to financial intermediary lists, extra marketing assistance or other heightened visibility and access to the brokerage firm’s sales force that may otherwise influence the way that the brokerage firm and the financial intermediary market the Funds’ shares.

The Distributor hopes to benefit from revenue sharing by increasing Pacific Funds’ net assets, which, as well as benefiting the Trust, would result in additional management and other fees for PLFA and its affiliates.

Unaffiliated financial intermediary payments

Pacific Life as administrator or its affiliates may pay amounts from their own resources (up to 0.25% of account value on an annual basis) to compensate or reimburse unaffiliated financial intermediaries for administrative services and transfer agency functions provided to certain shareholders of the Funds (to the extent the Trust does not pay for such costs directly) such as plans (and plan participants) or other omnibus accounts (and beneficial owners). These administrative services and transfer agency functions include, among other services, acting as shareholder of record, processing purchase and redemption orders, answering questions, establishing and maintaining individual account records (e.g., sub-accounting, cost basis reporting, beneficial owner account statements), and delivering account statements, applicable tax forms, and proxy materials to beneficial owners.

Other compensation and allowances

The Distributor or an affiliate may also pay expense allowances, reimbursements and training allowances. Such payments provide the opportunity for training and other educational programs so that your financial intermediary may serve you better. The Distributor or an affiliate may also reimburse trade or processing charges (e.g., ticket charges) in connection with the sale of the Funds’ shares. Financial intermediaries may also receive non-cash compensation such as educational or training seminars or promotional merchandise. See the SAI for additional details of such other compensation.

Information about your broker

The financial intermediary (your broker), who is responsible for selling the Funds’ shares to you, typically receives a portion of the compensation that is payable to the selling group member with which he or she is associated, depending on the agreement between your financial intermediary and his or her firm. The Distributor and the Trust are not involved in determining that compensation arrangement which may present its own incentives or conflicts. You may ask your financial intermediary how he or she will personally be compensated for the transaction.

PLFA, the Distributor and their affiliates may have other relationships with your brokerage firm relating to the provisions of the service to the Trust, such as providing omnibus account services, transaction processing service or effecting portfolio transactions for Funds. If your brokerage firm provides these services, the investment adviser or the Trust may compensate the firm for these services. In addition, your brokerage firm may have other compensation relationships with the investment adviser or its affiliates that are not related to the Trust.

Additional information

The compensation that is described in this section as well as in the SAI, and any other compensation or benefits provided by PLFA, the Distributor or its affiliates may be more or less than the overall compensation paid to selling group members on similar or other products and may influence your financial intermediary, broker-dealer, or other financial intermediaries to present or make available Pacific Funds over other investment options in the marketplace. You should ask your financial intermediary or financial intermediary how they are compensated for selling shares of the Trust. Please refer to the SAI for additional details on distribution and servicing arrangements, other compensation and allowances, and revenue sharing payments, including the list of broker-dealers or other firms that were receiving revenue sharing payments as of [March 31, 2019].

General Summary of Tax Consequences

The following discussion relates only to federal income tax. Refer to the SAI for additional federal income tax information. The consequences under other tax laws may differ. You should consult with your tax adviser regarding the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Pacific Funds, its Distributor (Pacific Select Distributors, LLC), its Administrator (Pacific Life Insurance Company) and each of their respective affiliates and representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax adviser.

Each Fund will distribute substantially all of its income and realized capital gains to its shareholders every year. These distributions may be taxed as either ordinary income, “qualified dividends,” or long-term capital gains. Federal taxes on capital gains distributions are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the shares, and there is no requirement that the Funds take into consideration any tax implications when implementing their investment strategies. Funds with high portfolio turnover may realize gains at an earlier time than Funds with a lower turnover and may not hold securities long enough to obtain the benefit of long-term capital gains tax rates. All distributions paid by a Fund will generally be taxable to you regardless of whether they are

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paid in cash or reinvested in additional shares of the Fund. Shareholders should note that a Fund may have distributions of income and capital gains to shareholders, which will be taxable to shareholders, even when share values have declined.

Generally, shareholders are subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the IRC, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares within such tax exempt accounts. Accordingly, a plan participant whose retirement plan invests in a Fund generally is not taxed on dividends or distributions received by the plan or on sales or exchanges of shares of a Fund by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income and may be subject to a 10% federal penalty tax if taken prior to the age of 59 1/2.

Currently, the maximum tax rate for individual taxpayers on long-term capital gains and qualified dividends is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. This rate does not apply to corporate taxpayers. Distributions of earnings from non-qualifying dividends, income with respect to swaps, interest income and short-term capital gains will be taxed at the taxpayer’s ordinary income tax rate. Distributions from Funds investing in bonds and other debt instruments or swaps will not generally qualify for the lower rates. Funds that invest in companies not paying significant dividends on their stock will not generally derive much qualifying dividend income that is eligible for the lower rate on qualified dividends. In addition, certain holdings period requirements must be satisfied by both a Fund and shareholder in order to be eligible for lower rates on qualified dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You will generally be subject to tax on distributions paid from income or gains earned prior to your investment, which are included in the share price you pay. For example, if you were to buy shares on or just before the record date of a Fund distribution, you would pay full price for the shares and may receive a portion of your investment back as a taxable distribution. If a Fund were to declare a distribution in October, November or December but pay it in January, you generally would be taxed on the amount of the distribution as if you were to receive it in the previous year. Any gain resulting from selling or exchanging shares will generally be subject to U.S. federal income tax. Any such gain or loss upon a sale, redemption, or exchange of shares would be a capital gain or loss if you were to hold the shares as a capital asset at the time of the sale, redemption, or exchange. This gain or loss would generally be a long-term capital gain or loss if you were to hold the shares for more than one year; otherwise such gain or loss would generally be a short-term capital gain or loss.

You must provide your correct taxpayer identification number and certify that you are not subject to backup withholding for each Fund in which you invest. If not, the Fund would be required to withhold a portion of your taxable distributions and redemption proceeds as backup withholding.

Document Delivery

Shareholder Mailings

To help reduce Fund expenses, environmental waste and the volume of mail you receive, only one copy of Pacific Funds’ shareholder documents (such as the Prospectus, supplements, announcements, and each annual and semi-annual report) may be mailed to shareholders who share the same household address (“Householding”). You may elect to not participate in Householding by contacting the Trust or by opting out via the Account Application. If you are not currently participating in Householding, you may elect to do so by writing to Pacific Funds. The current shareholder documents are available on the Trust’s website at any time or an individual copy of any of these documents may be requested as described on the back cover of this Prospectus.

Unclaimed Property

It is the shareholder’s responsibility to ensure that Pacific Funds maintains a correct address for his or her account(s). If the Trust, or its transfer agent, is unable to locate a shareholder, it may determine that the shareholder’s account legally has been abandoned. In addition, if your account has no activity in it for a certain period of time, or the Trust or its transfer agent have had no contact with you and are unable to contact you regarding your account pursuant to time periods set forth by certain state regulations, the Trust may be required to transfer the assets in your account to the appropriate state under its unclaimed property laws.

If you are a resident of the state of Texas, you have the right to designate a representative for the purposes of receiving notices if your account has been determined to be abandoned. Please contact the Trust or its transfer agent if you wish to complete a Texas designation of representation form.

If you have previously elected to receive dividend and/or capital gains distributions via check to your address of record instead of being automatically reinvested in your account, and the check(s) are returned to us for non-delivery or remain uncashed for six months, we will change your existing account distribution election to automatically reinvest any and all future distributions in to your account until you provide a new address. In addition, following the six month period, any returned and/or uncashed checks may be cancelled and the amount of the check will be invested in your account. No interest will accrue on any such amounts.

Electronic Delivery Consent

Subject to availability and/or current regulations, you may authorize the Trust to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and confirmations, proxy statements, privacy notice and other notices and documentation in

29

electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by indicating so on the Account Application, or by sending us instructions (in writing in a form acceptable to us) of your request to receive such documents electronically, or subject to availability, via our Internet website. Not all account documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned accounts, both owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

•                  We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.

•                  You must provide a current e-mail address and notify the Trust promptly when your e-mail address changes.

•                  You must update any e-mail filters that may prevent you from receiving e-mail notifications from the Trust.

•                  You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

•                  For jointly owned accounts, both owners are consenting that the primary owner will receive information electronically. (Only the primary owner will receive e-mail notices.)

•                  Electronic delivery will be cancelled if e-mails are returned undeliverable.

•                  This consent will remain in effect until you revoke it.

The Trust is not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call customer service at (800) 722-2333 (select Option 2) if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

Fund Organization

Pacific Funds Series Trust, which is organized as a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust.” Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds, some of which are offered in this Prospectus and others of which are offered in separate prospectuses. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the IRC. Funds that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund. If a Fund were discontinued, any investment allocation to that Fund would be allocated to another Fund upon approval of the trustees, as long as any required regulatory approvals were met.

ABOUT MANAGEMENT

This section provides information about the Managers that manage the Funds offered in this Prospectus. PLFA, Pacific Asset Management and the sub-advisers are each a “Manager” and together the “Managers.”

PLFA, the investment adviser to the Trust, a Delaware limited liability company and wholly-owned subsidiary of Pacific Life Insurance Company, is located at 700 Newport Center Drive, Newport Beach, CA 92660. Established in 2007, PLFA is an experienced investment management organization that manages multi-asset class investment strategies.

In its role as investment adviser, PLFA, subject to review of the Trust’s Board, also supervises the management of the Funds. PLFA also does business under the name “Pacific Asset Management” and manages the Funds under the Pacific Asset Management name. For Pacific Funds Diversified Income, PLFA has retained another management firm as a sub-adviser. PLFA, subject to the review of the Trust’s Board, oversees and monitors the performance of sub-advisers and recommends their hiring, termination and replacement.

Under an exemptive order from the SEC, PLFA and the Trust can hire, terminate and replace sub-advisers (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval. Within 90 days of the hiring of any new sub-adviser, shareholders of the affected Fund will be sent information about the change.

PLFA also oversees and monitors the nature and quality of the services provided by the sub-advisers, including investment performance and execution of investment strategies. PLFA conducts due diligence on sub-advisers to evaluate their investment processes, adherence to investment styles, strategies and techniques, and other factors that may be relevant to the services provided to the Funds. For all Funds, PLFA also performs compliance monitoring services to help maintain compliance with applicable laws and regulations. PLFA also provides services related to, among others, the valuation of Fund securities, risk management, and oversight of trade execution and brokerage services.

Each Fund pays PLFA a management fee for the services it provides as investment adviser. PLFA also uses part of the management fee to pay for the services of the sub-advisers. Because the Funds have not operated for a full fiscal year, the management fees payable to PLFA are set out in the table below. A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreements for the Funds in this Prospectus will be available in the Trust’s annual report dated March 31, 2019.

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Fund	Management Fee Payable (as a percentage of average net assets)
Pacific Funds Diversified Income	0.35%
Pacific Funds Ultra Short Income	0.25%

The table that follows provides information about Pacific Asset Management and Cadence and each individual team member responsible for making investment decisions for the Funds (i.e., portfolio manager), including their primary title with the Manager (or affiliate) and business experience for the past five years. Each of the portfolio managers listed in the following table is jointly and primarily responsible for the day-to-day management of the respective Fund, unless there is only one portfolio manager listed which indicates that he or she is primarily responsible for that Fund. For each portfolio manager listed, the SAI provides additional information about compensation and other accounts managed. Because the Funds have not commenced operations as of the date of this Prospectus, ownership of securities in the Fund(s) managed by the portfolio manager is not yet disclosed in the SAI. The portfolio managers for a Fund may change at the Manager’s discretion.

Cadence Capital Management LLC

265 Franklin Street, 4th Floor, Boston, MA 02110

Cadence Capital Management LLC (“Cadence”) provides investment advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. As of March 31, 2019, Cadence’s total assets under management were approximately $[   ] billion/trillion.

PACIFIC FUNDS DIVERSIFIED INCOME

J. Paul Dokas, CFA

Managing director of Cadence since 2014, senior portfolio manager of Cadence since 2013. Mr. Dokas began his investment career in 1986 and has a BA from Loyola College and an MBA from the University of Maryland.

Robert E. Ginsberg, CFA	Managing director of Cadence since 2014, senior portfolio manager of Cadence since 2011. Mr. Ginsberg began his investment career in 1997 and has a BS and an MBA from The Wharton School.

Pacific Asset Management

840 Newport Center Drive, Newport Beach, California 92660

PLFA is the investment adviser to the Trust. PLFA also does business under the name “Pacific Asset Management” and manages the following Funds under the Pacific Asset Management name.

PACIFIC FUNDS DIVERSIFIED INCOME

Brian M. Robertson, CFA

Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson is the lead portfolio manager for Pacific Funds Strategic Income. Mr. Robertson also provides research and analysis of investments in the forest products, paper and packaging sectors. He began his investment career in 2003 and has a BA from the University of Michigan.

Michael Marzouk, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the wireline sector. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

David Weismiller, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for the Short Duration, core Plus and Investment Grade Strategies. As the lead portfolio manager, he has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, Mr. Weismiller covers the utilities sector. He began his investment career in 1997. Mr. Weismiller has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

PACIFIC FUNDS ULTRA SHORT INCOME

David Weismiller, CFA

Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for the Short Duration, core Plus and Investment Grade Strategies. As the lead portfolio manager, he has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, Mr. Weismiller covers the utilities sector. He began his investment career in 1997. Mr. Weismiller has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

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Ying Qiu, CFA

Managing director and portfolio manager of Pacific Asset Management since 2016. Ms. Qiu is a co-portfolio manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities (“ABS”) and airlines sectors. Prior to joining Pacific Asset Management, Ms. Qiu was a senior vice president, portfolio manager and trader for both investment grade corporate and ABS with PIMCO since 2008. Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from Emory University.

FINANCIAL HIGHLIGHTS

Because Pacific Funds Diversified Income and Pacific Funds Ultra Short Income have not yet commenced operations, no financial highlights are available.

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WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Funds in the following documents:

Annual and Semi-Annual Reports

The Trust’s annual and semi-annual reports for the Funds included in this Prospectus, once available, will provide additional information about Fund investments. The Trust’s annual reports list the holdings of the Funds (or a summary of holdings), describe Fund performance, include audited financial statements and discuss how investment strategies and Fund performance have responded to recent market conditions and economic trends during the last fiscal year. The Trust’s semi-annual reports list the holdings of the Funds (or a summary of the holdings) and include unaudited financial statements. The Trust’s annual and semi-annual reports may contain a summary schedule of investments for certain Funds. A complete schedule of investments may be obtained as noted below.

Statement of Additional Information (“SAI”)

The SAI contains detailed information about each Fund’s investments, strategies and risks and a full description of the Trust’s policies and procedures regarding disclosure of the Funds’ portfolio holdings. The SAI is considered to be part of this Prospectus because it is incorporated herein by reference.

How to Obtain Documents

The prospectuses, the SAI and other regulatory documents of the Trust, once filed, are available, free of charge, on the Trust’s website (www.pacificlife.com/pacificfunds.html). You may also call or write for a free copy of these documents.

Portfolio Holdings Information

Each Fund’s unaudited portfolio holdings information, once available, can be found at www.PacificLife.com/PacificFundsMonthlyHoldings.html. Month-end portfolio holdings for Funds are generally posted approximately three to five business days following month end. There may be an additional delay for certain Funds as indicated on the website. The investment adviser reserves the right to post holdings for any Fund more frequently than monthly, but may resume posting monthly at its discretion. Holdings information will remain available on the website until the next period’s information is posted or longer if required by law.

How to Contact the Trust

If you have any questions about any of the Funds or would like to obtain a copy of the Trust’s prospectuses, SAI or annual or semi-annual report at no cost, contact:

Regular mail: Pacific Funds, P.O. Box 9768, Providence, RI 02940-9768

Express mail: Pacific Funds, 4400 Computer Drive, Westborough, MA 01581

Telephone: Customer Service (800) 722-2333 (select Option 2) (Monday through Friday)

How to Contact the U.S. Securities and Exchange Commission

You may also access reports and other information about a Fund on the EDGAR Database on the Commission’s Internet site at www.sec.gov and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

FINRA BrokerCheck

The Financial Industry Regulatory Authority (“FINRA”) provides investor protection education through its website and printed materials. The FINRA website address is www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck may be obtained from FINRA. The FINRA BrokerCheck hotline number is 1-800-289-9999. FINRA does not charge a fee for BrokerCheck services.

SEC file number 811-10385

Pacific Funds

Mailing address:

P.O. Box 9768

Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

Visit us at our Website: www.PacificFunds.com [ ]

A registration statement relating to Pacific FundsSM Diversified Income and Pacific FundsSM Ultra Short Income has been filed with the U.S. Securities and Exchange Commission (“SEC”), but has not yet become effective. The information in this Statement of Additional Information is not complete and may change. Pacific FundsSM Diversified Income and Pacific FundsSM Ultra Short Income may not be sold until the registration statement is effective. This Statement of Additional Information is not an offer to sell shares of these Funds and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED.

PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

Dated [        ], 2019

Pacific Funds Series Trust (the “Trust”), which may be referred to as “Pacific Funds,” is an open-end investment management company that is comprised of the following funds (each a “Fund,” together the “Funds”).

Ticker Symbols by Share Class
	I	Advisor
Pacific FundsSM Diversified Income*>	N/A	[ ]
Pacific FundsSM Ultra Short Income*>	[ ]	[ ]

*       Classified as diversified

>       Has not yet commenced operations

The Trust’s investment adviser is Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). This Statement of Additional Information (“SAI”) has been filed with the U.S. Securities and Exchange Commission (“SEC”) as part of the Trust’s Registration Statement and is intended to supplement the information provided in the Funds’ prospectus [and summary prospectuses] dated [         , 2019] and any supplements thereto (“Prospectus”). Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Prospectus and retained for future reference. The entire content of this SAI is incorporated by reference into the Prospectus. A copy of the Funds’ Prospectus may be obtained free of charge from an authorized dealer or from the Trust at the Internet website address or telephone number listed below.

Distributor: Pacific Select Distributors, LLC	Fund information: Pacific Funds
700 Newport Center Drive	P.O. Box 9768
P.O. Box 9000	Providence, RI 02940-9768
Newport Beach, CA 92660	1-800-722-2333 (select Option 2)

Website: www.PacificFunds.com

TABLE OF CONTENTS

INTRODUCTION	1
ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS	1
Pacific Funds Diversified Income	1
Pacific Funds Ultra Short Income	1
Diversification Versus Non-Diversification	1
DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS	1
Equity Securities	2
Real Estate Investment Trusts (“REITs”)	2
U.S. Government Securities	3
Inflation-Indexed Bonds	3
Mortgages and Mortgage-Related Securities	4
Mortgages (Directly Held)	4
Mortgage Pass-Through Securities	4
GNMA Certificates	5
FNMA and FHLMC Mortgage-Backed Obligations	5
Collateralized Mortgage Obligations (“CMOs”)	6
FHLMC Collateralized Mortgage Obligations	6
Commercial Mortgage-Backed Securities (“CMBS”)	6
Adjustable Rate Mortgage-Backed Securities (“ARMBSs”)	6
Other Mortgage-Related Securities	7
CMO Residuals	7
Planned Amortization Class Certificates (“PACs”) and Support Bonds	7
Stripped Mortgage-Backed Securities (“SMBS”)	8
Mortgage Dollar Rolls	8
Other Asset-Backed Securities	8
Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”)	8
Linked Securities	9
Equity-Linked, Debt-Linked and Index-Linked Securities	9
Currency-Indexed Securities	9
Event-Linked Bonds	9
Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind (“PIK”) Bonds	10
High Yield/High Risk Bonds	10
Obligations of Stressed, Distressed and Bankrupt Issuers	11
Participation on Creditors Committees	11
Bank Obligations	12
Exchange Traded Notes (“ETNs”)	12
Trust Preferred Securities	13
Delayed Funding Loans and Revolving Credit Facilities	13
Loan Participations and Assignments	13
Junior Loans	16
Municipal Securities	16
Corporate Debt Securities	16
Tender Option Bonds	17
Variable and Floating Rate Securities	17
Custodial Receipts and Trust Certificates	17
Commercial Paper	18
Convertible Securities	18
Contingent Convertible Securities (“CoCos”)	19
Duration	19
Repurchase Agreements	20
Borrowing and Leveraged Transactions	21
Reverse Repurchase Agreements	21
Sale-Buybacks	21

i

Forward Commitment Agreements and When-Issued or Delayed Delivery Securities	22
Forward Volatility Agreements	22
Short Sales	22
Short Sales Against the Box	22
Registered and Unregistered Securities	23
Small-Capitalization Stocks	23
Foreign Securities	23
Emerging Markets	24
Frontier Markets	25
Supranational Entities	25
Eurozone Risk	25
Passive Foreign Investment Companies (“PFICs”)	25
Investments in Other Investment Company Securities	26
ETFs	26
Business Development Company (“BDC”)	26
Money Market Funds	27
Derivatives	27
Foreign Currency Transactions and Forward Foreign Currency Contracts	28
Transaction Hedge	28
Position Hedge	28
Cross Hedge	28
Proxy Hedge	28
Non-Hedged Exposure	28
Options	29
Purchasing and Writing Options on Securities	29
Purchasing and Writing Options on Stock Indices	30
Risks of Options Transactions	30
Spread Transactions	31
Yield Curve Options	31
Options on Foreign Currencies	31
Futures Contracts and Options on Futures Contracts	32
Futures on Securities	32
Interest Rate Futures	33
Stock Index Futures	33
Currency Futures	33
Futures Options	33
Options on Currency Futures	34
Risks Associated with Futures and Futures Options	34
Foreign Currency Futures and Options Thereon	35
Swap Agreements and Options on Swap Agreements	35
Risks of Swap Agreements	36
Structured Investments and Hybrid Instruments	36
Credit-Linked Securities	37
Commodity-Linked Notes	37
Structured Notes and Indexed Securities	37
Master Limited Partnerships (“MLPs”)	38
Warrants and Rights	38
Voluntary Actions	38
Roll Transactions	38
Cybersecurity Risk	39
INVESTMENT RESTRICTIONS	39
Fundamental Investment Restrictions	39
Non-Fundamental Investment Restrictions	40
ORGANIZATION AND MANAGEMENT OF THE TRUST	40
Management Information	40

Interested Persons	41
Independent Trustees	42
Board of Trustees	43
The Role of the Board	43
Board Structure, Leadership	43
Board Oversight of Risk Management	43
Information about Each Trustee’s Qualification, Experience, Attributes or Skills	43
Committees	44
Deferred Compensation Agreement	45
Management Ownership	45
Beneficial Ownership of Trustees	45
Compensation	46
Investment Adviser	46
Investment Advisory Fee Schedules	47
Other Expenses of the Trust	48
INFORMATION ABOUT THE MANAGERS	48
Management Firms	48
Compensation Structures and Methods	48
Other Accounts Managed	49
Material Conflicts of Interest	50
FUND TRANSACTIONS AND BROKERAGE	51
Investment Decisions	51
Brokerage and Research Services	51
Disclosure of Portfolio Holdings	52
NET ASSET VALUE (“NAV”)	53
DISTRIBUTION OF TRUST SHARES	53
Distributor and Multi-Class Plan	53
Distribution and Servicing Arrangements	54
Purchases, Redemptions and Exchanges	55
PERFORMANCE INFORMATION	56
TAXATION	57
Distributions	58
Backup Withholding	59
Options, Futures and Forward Contracts, and Swap Agreements	59
Short Sales	60
Debt Obligations at Risk of Default	60
Recent Tax Legislation	60
Passive Foreign Investment Companies	60
Foreign Currency Transactions	61
Foreign Taxation	61
Original Issue Discount and Market Discount	61
Real Estate Investment Trusts (“REITs”)	62
Constructive Sales	62
Non-U.S. Shareholders	62
Other Taxation	63
OTHER INFORMATION	63
Individual Retirement Accounts	63
Administrative Services	64
Transfer Agency and Custody Services	65
Capitalization	65
Shareholder and Trustee Liability	65
Control Persons and Principal Holders of Securities	65

Voting Rights	65
Financial Statements	66
Independent Registered Public Accounting Firm	66
Counsel	66
Code of Ethics	66
Proxy Voting Policies and Procedures	66
Registration Statement	66
APPENDICES
Description of Fixed Income/Debt Instrument Ratings	Appendix A
Proxy Voting Policies and Procedures for each of the following Managers:
Pacific Asset Management	Appendix B
Cadence	Appendix C

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectus and provides additional information about the Funds and the Trust. The more detailed information contained herein is intended for investors who have read the Prospectus and are interested in additional information about the Funds and the Trust.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

The investment goal and principal investment strategies of each Fund are described in the Prospectus. The following descriptions and the information in the “Investment Restrictions” section provide more detailed information on additional investment policies and investment strategies for each Fund, and are intended to supplement the information provided in the Prospectus. The Adviser may, in consultation with the relevant sub-adviser/management firm (“Manager”), revise investment policies, strategies and restrictions for a Fund other than fundamental policies of a Fund. Any percentage limitations noted, unless otherwise specified, are based on market value at the time of investment. If net assets are not specified, then percentage limits refer to total assets. Net assets are assets in each Fund, minus any liabilities. Total assets are equal to the fair value of securities owned, cash, receivables, and other assets before deducting liabilities. The Adviser and each Manager may rely on existing or future laws, rules, exemptive orders, and no-action or interpretive positions adopted by the SEC staff (or Commodity Futures Trading Commission (“CFTC”) or other regulatory or self-regulatory agency) in determining whether their actions are in compliance with applicable laws and rules.

Unless otherwise noted, a Fund may invest in other types of securities and investments and/or the Adviser or Manager may use other investment strategies in managing the Funds, which include those securities, investments and investment techniques not specifically noted or prohibited in the Prospectus or this SAI that the Adviser or Manager reasonably believes are compatible with the investment goals and policies of that Fund.

Unless otherwise noted, a Fund may lend up to 33 1/3% of its assets to broker-dealers and other financial institutions to earn income, may borrow money for administrative or emergency purposes, may invest in restricted securities, and may invest up to 15% of its net assets in illiquid securities.

A Fund may invest up to 25% of its assets in privately issued mortgage-related securities (i.e., mortgage-related securities which are issued by parties other than the U.S. government or its agencies or instrumentalities). A Fund may invest up to 25% of its assets in other privately issued asset-backed securities (excluding privately issued mortgage-related securities, which are included in the limitation on privately issued mortgage-related securities).

Each Manager may, in addition to other permissible investments, invest in money market funds, including those it manages, as a means of return on cash, as permitted by the Investment Company Act of 1940 (“1940 Act”) and rules promulgated thereunder.

Pacific Funds Diversified Income

In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: CMOs; preferred stocks; trust preferreds; credit default swaps; debt instruments of developed foreign markets denominated in a local currency; emerging market debt instruments denominated in U.S. dollars; commercial paper; money market instruments; and municipal securities.  The Fund may also invest non-principally in warrants and rights; other investment company securities, including exchange-traded funds and money market funds; private placements; forward foreign currency contracts.

Pacific Funds Ultra Short Income

In addition to the principal investment strategies described in the Prospectus, the Fund may also invest non-principally in: collateralized mortgage obligations (“CMOs”); convertible securities; preferred stocks; trust preferreds; credit default swaps; debt instruments of developed foreign markets denominated in a local currency; emerging market debt instruments denominated in U.S. dollars; and municipal securities. The Fund may invest up to 10% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.  The Fund may also invest up to 5% of its assets in common stock.

Diversification

The cover of this SAI sets out which Funds are classified as “diversified,” as described further below.

Diversified. The term “diversified” under the 1940 Act generally means that at least 75% of a Fund’s assets is to be represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities and, for purposes of this calculation, it may not invest in other securities if, as a result of such investment (at time of such investment): (a) more than 5% of its assets would be invested in securities of any one issuer, or (b) would hold more than 10% of the outstanding voting securities of any one issuer.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

Below are descriptions of certain securities and investments that the Funds may use, subject to a particular Fund’s investment restrictions and other limitations, and their related risks as well as other risks to which a Fund may be exposed. Unless otherwise stated

in the Prospectus, many investment strategies, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means Managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective, hedging techniques may not be available when sought to be used by a Manager, or Managers may simply elect not to engage in hedging and have a Fund assume full risk of the investments. Investors should not assume that a Fund will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Equity Securities

Common and preferred stocks represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

The value of a company’s stock may fall as a result of factors directly related to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are less directly related to the company or its industry, such as changes in interest rates or currency exchange rates.

Preferred stock generally has a greater priority to a company’s earnings and assets. A company generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt, and dividends on preferred stock are paid before common stock. For this reason, the value of a company’s common stock will usually react more strongly than its bonds and other debt and preferred stock to actual or perceived changes in the company’s financial condition or outlook. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Common and preferred stocks generally provide different voting rights. Common stock typically entitles the owner to vote on matters related to the company while preferred stock does not typically carry voting rights.

Common and preferred stocks have different priority in the event of the bankruptcy and/or insolvency of the company. In the event the issuer declares bankruptcy or is otherwise insolvent, the claims of secured and unsecured creditors and owners of bonds and other debt take precedence over the claims of those who own common and preferred stock. For this reason, the value of common and preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may entitle the owner to receive, in preference to the holders of common stock, a fixed share of the proceeds resulting from a liquidation of the company.

Common and preferred stocks also generally provide different dividend rights. Common stock owners are typically entitled to receive dividends declared and paid on such shares. Preferred stock, unlike common stock, often has a stated dividend rate payable from the company’s earnings. Preferred stock dividends may pay out at fixed or adjustable rates of return, and can be cumulative or non-cumulative, participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the company’s common stock, while a dividend on non-cumulative preferred stock that has not been paid on the stated dividend period is typically lost forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stated dividend. Adjustable rate preferred stock pays a dividend that is adjustable on a periodic basis, generally based on changes in certain interest rates. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock are subject, including issuer-specific and market risks, but is also subject to many of the risks to which debt securities are subject, such as interest rate risk. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Equity-related securities share certain characteristics of equity securities and may include depositary receipts, convertible securities and warrants. These instruments are discussed elsewhere in the Prospectus and this SAI. Equity-related securities are subject to many of the same risks, although possibly to different degrees.

Real Estate Investment Trusts (“REITs”). A REIT is a type of equity security that pools investors’ funds for investment primarily in income-producing real estate or in loans or interests related to real estate and often trades on exchanges like a stock. A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with a regulatory requirement that it distributes to its shareholders or unit holders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types). Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unit holders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in interest rates, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.

Although a Fund is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. Also, real estate can be destroyed by human activities, including criminal acts, or other events such as natural disasters.

Initial Public Offering (“IPO”) and Secondary Offering. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, newer companies seeking capital financing to expand, but can also be done by large privately-owned companies looking to become publicly traded. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if a Fund is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The values of securities involved in IPOs are subject to greater volatility and unpredictability than more established stocks. For newer companies, there is often little historical data with which to analyze the company, making it more difficult to predict what the stock will do on its initial day of trading and in the near future. Also, most IPOs are done by companies going through transition, and are therefore subject to additional uncertainty regarding their future value. A secondary offering is the issuance of new stock to the public by a company that has already made its IPO. Secondary offerings are usually made by companies seeking to refinance or raise capital for growth.

U.S. Government Securities

All Funds may invest in U.S. government securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates (described below) and Federal Housing Administration debentures). With guaranteed securities, the payment of principal and interest is guaranteed by the U.S. government. Direct obligations of and securities guaranteed by the U.S. government are subject to variations in market value due to, among other factors, fluctuations in interest rates and changes to the financial condition or credit rating of the U.S. government.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. The maximum potential liability of the issuers of some U.S. government agencies and instrumentalities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Inflation-Indexed Bonds

Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities.

Inflation-indexed securities issued by the U.S. Treasury (or “TIPs”) have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15

($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Mortgages and Mortgage-Related Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. Subject to its investment strategies, a Fund may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Trust’s policies concerning diversification and concentration, see the “Diversification versus Non-Diversification” and “Fundamental Investment Restrictions” sections.

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Manager.

The directly placed mortgages in which the Funds invest may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Funds or the Managers. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs or clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage Pass-Through Securities. These are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made periodically, in effect “passing through” periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (such as securities guaranteed by the Government National Mortgage Association, or “GNMAs”); other securities may be guaranteed by agencies or instrumentalities of the U.S. government such as Fannie Mae, formerly known as the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”) and are not backed by the full faith and credit of the U.S. government. Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers. Transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as issuer, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (“FHA”), or guaranteed by the Department of Veterans Affairs (“VA”). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called “pass-through” securities.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a federally chartered and privately-owned corporation, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national fund. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met.

FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A, B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan funds.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Adjustable Rate Mortgage-Backed Securities (“ARMBSs”). ARMBSs have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like debt securities and less like adjustable rate securities and are subject to the risks associated with debt securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Manager determines that the securities meet a Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Manager will, consistent with a Fund’s investment goals, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. CMO residuals are risky, volatile and typically unrated.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Mortgages and Mortgage-Related Securities — Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (“1933 Act”). CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Planned Amortization Class Certificates (“PACs”) and Support Bonds. PACs are parallel-pay real estate mortgage investment conduit (“REMIC”) certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches - known as support bonds, companion bonds or non-PAC bonds - which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with its investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.

A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO’s are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, secondary markets for these securities may not be as developed or have the same volume as markets for other types of securities. These securities, therefore, may have more limited liquidity and may at times be illiquid and subject to a Fund’s limitations on investments in illiquid securities.

Mortgage Dollar Rolls. Mortgage “dollar rolls” are contracts in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as financing and do not treat them as borrowings.

Other Asset-Backed Securities

Other asset-backed securities are securities that directly or indirectly represent a participation interest in, or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. The securities market for asset-backed securities may not, at times, offer the same degree of liquidity as markets for other types of securities with greater trading volume.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”). CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, non-investment grade debt securities. The collateral can be from many different types of debt securities such as high yield/high risk debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated non-investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments may be made in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Linked Securities

Linked securities are debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Among the types of linked securities in which a Fund can invest include:

Equity-Linked, Debt-Linked and Index-Linked Securities. Equity-linked, debt-linked and index-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked, debt-linked or index-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in these securities will involve risks similar to the risks of investing in foreign securities. For more information concerning the risks associated with investing in foreign securities, see the “Foreign Securities” section. In addition, a Fund bears the risk that the issuer of these securities may default on its obligation under the security. These securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as stock index futures, warrants and swap agreements. For more information concerning the risks associated with investing in stock index futures, warrants and swap agreements, see “Stock Index Futures” under “Futures Contracts and Options on Futures Contracts,” “Risks of Swap Agreements” under “Swap Agreements and Options on Swap Agreements,” and “Warrants and Rights.”

Currency-Indexed Securities. Currency-indexed securities typically are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Event-Linked Bonds. Event-linked bonds are debt securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs and causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit)

default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Zero Coupon, Deferred Interest, Step Coupon and Payment-In-Kind (“PIK”) Bonds

Zero coupon and deferred interest bonds are issued and traded at a discount from their face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. PIK bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

A Fund that is taxed as a regulated investment company must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code and the regulations thereunder. A Fund may obtain such cash from selling other portfolio holdings which may cause a Fund to incur capital gains or losses on the sale.

High Yield/High Risk Bonds

High yield/high risk bonds (“high yield bonds”) are non-investment grade high risk debt securities (high yield bonds are commonly referred to as “junk bonds”).

In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Fund. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Certain Brady Bonds may be considered high yield bonds. For more information on Brady Bonds, see “Foreign Securities.” A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment goal may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Fund may incur additional expenses to seek recovery.

A Fund may purchase defaulted securities only when the Manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and the securities offer an unusual opportunity for capital appreciation. Notwithstanding the Manager’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.

In the case of high yield bonds structured as zero-coupon or PIK securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. See Appendix A for more information on ratings.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect events and circumstances since a security was last rated.

Obligations of Stressed, Distressed and Bankrupt Issuers

A Fund may invest in securities and other obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in covenant or payment default and equity securities of such issuers. Such debt obligations generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

There are a number of significant risks inherent in the bankruptcy process: (i) many events in a bankruptcy are the product of contested matters and adversary proceedings and are beyond the control of the creditors. While creditors are generally given an opportunity to object to significant actions, there can be no assurance that a bankruptcy court in the exercise of its broad powers would not approve actions that would be contrary to the interests of a Fund; (ii) a bankruptcy filing by an issuer may adversely and permanently affect the issuer. The issuer may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason the proceeding is converted to a liquidation, the value of the issuer may not equal the liquidation value that was believed to exist at the time of the investment; (iii) the duration of a bankruptcy proceeding is difficult to predict, and a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until it ultimately becomes effective; (iv) the administrative costs in connection with a bankruptcy proceeding are frequently high, for example, if a proceeding involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to administrative costs and would be paid out of the debtor’s estate prior to any return to creditors; (v) bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization, and because the standard for classification is vague, there exists the risk that a Fund’s influence with respect to the class of securities or other obligations it owns can be lost by increases in the number and amount of claims in that class or by different classification and treatment; (vi) in the early stages of the bankruptcy process it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made; (vii) in the case of investments made prior to the commencement of bankruptcy proceedings, creditors can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions; and (viii) certain claims that have priority by law (for example, claims for taxes) may be substantial.

In any investment involving securities and other obligations of stressed, distressed and bankrupt issuers, there exists the risk that the transaction involving such securities or obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed or distressed securities or obligations, the value of which may be less than a Fund’s purchase price of such securities or obligations. Furthermore, if an anticipated transaction does not occur, a Fund may be required to sell its investment at a loss. Given the substantial uncertainties concerning transactions involving stressed and distressed securities or obligations in which a Fund invests, there is a potential risk of loss by a Fund of its entire investment in any particular investment. Additionally, stressed and distressed securities or obligations of government and government-related issuers are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Investments in companies operating in workout modes or under Chapter 11 of the Bankruptcy Code are also, in certain circumstances, subject to certain additional liabilities which may exceed the value of a Fund’s original investment in a company. For example, under certain circumstances, creditors who are deemed to have inappropriately exercised control over the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. A Manager’s active management style may present a greater risk in this area than would a more passive approach. In addition, under certain circumstances, payments to a Fund and distributions by a Fund or payments on the debt may be reclaimed if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.

Participation on Creditors Committees

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. Participation on such committees is also increasingly prone to litigation and it is possible that a Fund could be involved in lawsuits related to such activities, which could expose a Fund to additional liabilities that may exceed the value of a Fund’s original investment in the company. See the “Obligations of Stressed, Distressed and Bankrupt Issuers” section above. A Fund will participate on such committees only when a Manager believes that such participation is necessary or desirable to enforce a Fund’s rights as a creditor or to protect the value of securities held by a Fund.

Bank Obligations

Bank obligations include certificates of deposit, bankers’ acceptances, fixed time deposits, loans or credit agreements and bank capital securities. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. See the “Restricted and Unregistered Securities” section regarding limitations of certain bank obligations.

A Fund may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See the “Delayed Funding Loans and Revolving Credit Facilities,” “Loan Participations and Assignments” and “Variable and Floating Rate Securities” sections below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.

Unless otherwise noted, a Fund will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $250,000, insured in full by the Federal Deposit Insurance Corporation (“FDIC”); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by a Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Unless otherwise noted, a Fund may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $250,000, by the FDIC; (ii) the savings and loan association issuing the security is a member of the FDIC; and (iii) the institution is insured by the FDIC.

The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

Exchange Traded Notes (“ETNs”)

ETNs are notes representing debt of an issuer, usually a financial institution. The performance of an ETN is based on the performance of one or more underlying assets, reference rates or indices as well as the market for that ETN.

An ETN includes features similar to both an ETF and debt securities. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return generally linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked. An ETN that is tied to a reference instrument may not exactly replicate the performance of the reference instrument, and they incur certain expenses not incurred by their applicable reference instrument. Unlike some debt securities, ETNs do not make periodic interest payments, and its principal is not protected. ETNs are meant to be held until maturity, and thus may have restrictions on their redemption and secondary market illiquidity.

A Fund bears the risk that the issuer of these securities may default on its obligation under the security, and the value of an ETN could be influenced by the credit rating of the issuer despite no changes in the underlying reference instrument. The value of an ETN may also be impacted by the following: time to maturity; market volatility (for the ETN and/or its underlying reference instrument); market liquidity; changes in the applicable interest rates; the performance of the reference instrument; changes in the issuer’s credit rating; and any impact that economic, legal, political or geographic events may have on the reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a current price. ETNs that use leverage allows for greater potential return, but the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the note itself may still need to be repaid.

Trust Preferred Securities

Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act, and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, a Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make up loans to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate liquid assets.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available markets as illiquid for purposes of a Fund’s limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see the “Loan Participations and Assignments” section. Participation interests in revolving credit facilities will be subject to the limitations discussed in the “Loan Participations and Assignments” section. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund’s investment restriction relating to the lending of funds or assets by a Fund.

Loan Participations and Assignments

A Fund may invest in floating rate senior loans of domestic or foreign borrowers (“Senior Loans”) primarily by purchasing participations or assignments of a portion of a Senior Loan. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans often are secured by specific assets of the borrower, although a Fund may invest in Senior Loans that are not secured by any collateral. When investing in loan participations, a Fund does not have a direct contractual relationship with the borrower and has no rights against the borrower, i.e., the Fund cannot enforce its rights directly; it must rely on intermediaries to enforce its rights. When investing in assignments, a Fund steps into the shoes of the intermediary who sold it the assignment and can enforce the assigned rights directly. These rights may include the right to vote along with other lenders on such matters as enforcing the terms of a loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in a loan, and may require a vote by lenders holding two-thirds or more of the investment in a loan. Because a Fund typically does not hold a majority of the investment in any loan, it may not be able by itself to control decisions that require a vote by the lenders.

Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers, including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value.

By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as the London Inter-Bank Offered Rate (“LIBOR”). For example, if LIBOR were 1.00% and the borrower were paying a fixed spread of 3.50%, the total interest rate paid by the borrower would be 4.50%. Base rates and, therefore, the total rates paid on Senior Loans float, i.e., they change as market rates of interest change. Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.

Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions or lending syndicates represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services. The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. The agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan, a Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower. The Manager will also monitor these aspects of a Fund’s investments and, where a Fund owns an assignment, will be directly involved with the agent and the other lenders regarding the exercise of credit remedies.

A financial institution’s employment as agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

The risks associated with Senior Loans are similar to the risks of “junk” securities. A Fund’s investments in Senior Loans are typically non-investment grade and are considered speculative because of the credit risk of their issuers. Moreover, any specific collateral used to secure a loan may decline in value or lose all its value or become illiquid, which would adversely affect the loan’s value. Economic and other events, whether real or perceived, can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause a Fund’s net asset value (“NAV”) per share to fall. The frequency and magnitude of such changes cannot be predicted.

Senior Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating rate debt instruments are less exposed to this risk than fixed rate debt instruments. Conversely, the floating rate feature of Senior Loans means the Senior Loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require a Fund to invest assets at lower yields.

Although Senior Loans in which a Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

In the event of bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a Senior Loan. A Fund may also invest in Senior Loans that are not secured.

Senior Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in a Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, a Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. In addition, floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell loans and can adversely affect a loan’s liquidity and the price that can be obtained.

Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the Senior Loans in which a Fund may invest. If a secondary market exists for certain of the Senior Loans in which a Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by a Fund may be adversely affected.

A Fund may have certain obligations in connection with a loan, such as, under a revolving credit facility that is not fully drawn down, to loan additional funds under the terms of the credit facility. A Fund will maintain a segregated account with its custodian of liquid securities with a value equal to the amount, if any, of the loan that the Fund has obligated itself to make to the borrower, but that the borrower has not yet requested.

A Fund may receive and/or pay certain fees in connection with its activities in buying, selling and holding loans. These fees are in addition to interest payments received, and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a loan, it may receive a facility fee, and when it sells a loan, it may pay a facility fee. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan, or, in certain circumstances, a Fund may receive a prepayment penalty fee on the prepayment of a loan by a borrower.

A Fund is not subject to any restrictions with respect to the maturity of Senior Loans it holds, and Senior Loans usually will have rates of interest that are redetermined either daily, monthly, quarterly, semi-annually or annually. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in a Fund’s NAV as a result of changes in interest rates. As short-term interest rates increase, interest payable to a Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in Senior Loans should decrease. The amount of time required to pass before a Fund will realize the effects of changing short-term market interest rates on its portfolio will vary depending on the interest rate redetermination period of the Senior Loan.

The participation interest and assignments in which a Fund intends to invest may not be rated by any nationally recognized rating service. A Fund may invest in loan participations and assignments with credit quality comparable to that of issuers of its securities investments.

In addition, it is conceivable that under emerging legal theories of lender liability, a Fund which purchases an assignment could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund will rely on the Manager’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A Fund, pursuant to its fundamental investment restrictions, may also be a lender (originator), or part of a group of lenders originating a Senior Loan. When a Fund is a primary lender, it will have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement and may under contractual arrangements among the lenders have rights with respect to any funds acquired by other lenders through setoff. A lender also has full voting and consent rights under the applicable loan agreement. Action subject to lender vote or consent generally requires the vote or consent of the holders of a majority or some greater specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all lenders affected. When a Fund is a primary lender originating a Senior Loan, it may share in a fee paid by the borrower to the primary lenders. Other than Funds that invest in Senior Loans, a Fund will not act as the agent, originator, or principal negotiator or administrator of a Senior Loan.

If a Fund purchases a floating rate loan as part of the original group of lenders or issues loans directly to the borrower (a loan originator/primary lender), it may also be deemed an underwriter and may be subject to underwriting liability and litigation risk. There is a risk that lenders and investors in loans can be sued by other creditors and shareholders of the borrowers, and may need to serve on a creditor’s committee or seek to enforce the Fund’s rights in a bankruptcy proceeding. It is possible that losses could be greater than the original loan amount and that losses could occur years after the principal and interest on the loan has been repaid.

The Fund may also make its investments in floating rate loans through structured notes or swap agreements. Investments through these instruments involve counterparty risk, i.e., the risk that the party from which such instrument is purchased will not perform as agreed.

The Fund may incur legal expense in seeking to enforce its rights under a loan, and there can be no assurance of success or a recovery in excess of the Fund’s expenditures.

Some Funds limit the amount of assets that will be invested in any one issuer or in issuers within the same industry (see the “Investment Restrictions” section). For purposes of these limits, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, current SEC interpretations require the Fund to treat both the lending bank or other lending institution and the borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer or more than 25% of its assets in a particular industry. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries. Investments in loan participations and assignments are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Junior Loans. A Fund may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. A Fund may purchase Junior Loan interests either in the form of an assignment or a loan participation (see discussion above about “Loan Participations and Assignments”).

Municipal Securities

Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include residual interest bonds and “private activity bonds” or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices and liquidity of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable debt securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

When a Fund purchases municipal securities, the Fund may acquire stand-by agreements from banks and broker-dealers with respect to those municipal securities. A stand-by commitment may be considered a security independent of the municipal security to which it relates. The amount payable by a bank or broker-dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal security. As with many principal OTC transactions, there is counter-party risk of default which could result in a loss to the Fund.

From time to time, legislation restricting or limiting the federal income tax exemption for interest on municipal securities is introduced in Congress. There is a risk that changes in the law could result in the municipal security losing its federal income tax exempt status.

Corporate Debt Securities

The debt securities in which a Fund may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Fund, or if unrated, are in the Manager’s opinion, comparable in quality to corporate debt securities in which a Fund may invest. In the event that a security owned by a Fund is downgraded to below the Fund’s respective minimum ratings criteria, the Fund may nonetheless retain the security.

The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Tender Option Bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security’s liquidity.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

The interest rate on a floating rate debt instrument (floater) is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Funds with a certain degree of protection against rises in interest rates, Funds investing in floaters will participate in any declines in interest rates as well.

The interest rate on a leveraged inverse floating rate debt instrument (inverse floater) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Fund’s limitations on investments in such securities.

A super floating rate collateralized mortgage obligation (super floater) is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater’s coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Custodial Receipts and Trust Certificates

Custodial receipts and trust certificates which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities may include U.S. government securities, municipal securities or other types of securities in which a Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate a Fund would be typically authorized to assert their rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of debt instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the

Internal Revenue Service has not ruled on the tax treatment of the interest received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Commercial Paper

Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by a rating agency; a Fund may invest in them only if the Adviser or Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which that Fund may invest. See Appendix A for a description of ratings applicable to commercial paper.

Convertible Securities

Convertible securities are debt securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Fund, the Adviser or Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

A “synthetic convertible” is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed income (debt component) and the right to acquire equity securities (convertibility component). This combination is achieved by investing in non-convertible debt securities (non-convertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.

However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the “market value” of a synthetic convertible is the sum of the values of its debt component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the debt component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the debt instrument.

Contingent Convertible Securities (“CoCos”). CoCos are a form of hybrid debt security that either convert into common stock of the security’s issuer or have their principal written down upon the occurrence of certain “triggers.” These triggers are generally linked to capital thresholds required by the regulator of the issuer or regulatory actions calling into question the issuer’s continued viability as a going concern (such as where the issuer receives specified levels of extraordinary governmental support). CoCos’ equity conversion or principal write-down features are specific to the issuer and its regulatory requirements, and therefore vary depending upon the issuer of the CoCo. In addition, certain CoCos have a set stock conversion rate that triggers an automatic write-down of capital if the price of the issuer’s stock is below a predetermined price on the conversion date. Under these circumstances, the liquidation value of the CoCos may be adjusted downward to below the original par value. This downward adjustment would occur automatically and would not entitle the holders of the CoCos to seek bankruptcy of the issuer. In certain circumstances, CoCos may write down to zero and an investor could lose the entire value of its investment, even if the issuer remains a going concern. Further, CoCos may be subject to redemption at the option of the issuer at a predetermined price.

Some additional risks associated with CoCos may include, but are not limited to:

•                  Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be deferred or cancelled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the issuer absorb losses.

•                  Reduced Income or Loss of Income. Upon conversion of CoCos into common stock, investors in the CoCos could experience a reduced income rate, potentially to zero, because the common stock of the issuer may not pay a dividend.

•                  Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer, worsening the holder’s standing in a bankruptcy. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument, again worsening the holder’s standing in a bankruptcy.

•                  Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Duration

Duration is a measure of the average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools that may be used by the Adviser or Manager in debt security selection. In this discussion, the term “bond” is generally used to connote any type of debt instrument.

Most notes and bonds provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

Duration is a measure of the average life of a debt security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Although frequently used, the “term of maturity” of a bond may not be a useful measure of the longevity of a bond’s cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Stated alternatively, the term of maturity does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. To assess the value of these bonds, not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments, are important to consider.

Another way of measuring the longevity of a bond’s cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the “dollar-weighted mean waiting time,” indicating that it is a measure of the average time to payment of a bond’s cash flow. A shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with the amount of time which must pass before it is paid, a better method might be to weight each year by the present value of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.

A bond’s duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond’s yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.

Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows because bonds with higher coupon payments pay relatively more of their cash flows sooner. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the term to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.

There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Adviser or Manager of a Fund may use other analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.

Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the  fund duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing fund  duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.

Repurchase Agreements

Repurchase agreements entail a Fund’s purchase of a fund eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price is in excess of the Fund’s purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time a Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

If the party agreeing to repurchase should default and if the value of the underlying securities held by a Fund should fall below the repurchase price, a loss could be incurred. A Fund also might incur disposition costs in connection with liquidating the securities. Repurchase agreements will be entered into only where the underlying security is a type of security in which the Fund may invest, as described in the Prospectus and in this SAI.

Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. Repurchase agreements are commonly used to earn a return on cash held in a Fund. When a repurchase agreement is entered into for the purposes of earning income, the Adviser or Manager to a Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and during the term of the agreement to ensure that its daily marked-to-market value always equals or exceeds the agreed upon repurchase price to be paid to a Fund. The Adviser or Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which a Fund enters into repurchase agreements. For a Fund that is eligible to sell securities short, as described in the Prospectus and in this SAI, repurchase agreements may also be used to affect the short sale of a security. When using a repurchase agreement to affect the short sale of a security, the Adviser or Manager of the Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and during the term of the agreement to ensure that the daily marked-to-market value of the underlying securities always equals or exceeds at least 95% of the agreed upon repurchase price to be paid to the Fund.

A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of a Fund.

Borrowing and Leveraged Transactions

Each Fund may borrow money to the extent permitted under the 1940 Act, as amended. Under the 1940 Act, a Fund may not borrow money from a bank if, as a result of such borrowing, the total amount of all money borrowed by a Fund exceeds 33 1/3% of the value of its total assets including borrowings, less liabilities exclusive of borrowings. This means that the 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment strategy perspective to sell those holdings at that time. Except as otherwise provided in this SAI or the prospectus, each Fund also may borrow money for temporary purposes in an amount not to exceed 5% of a Fund’s total assets. This borrowing may be secured or unsecured. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. The cost of borrowing may reduce a Fund’s return. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The SEC takes the position that other transactions in which a Fund may enter into that have a leveraging effect on the capital structure of the Fund can be viewed as a form of “senior security” of the Fund for purposes of Section 18(f) of the 1940 Act, which generally prohibits mutual funds from issuing senior securities. These senior securities may include selling securities short, buying and selling certain derivatives (such as futures contracts, options, forward contracts, or swap agreements), engaging in when-issued, delayed-delivery, forward-commitments (such as mortgage dollar rolls), reverse repurchase agreements or sale-buybacks and other investment strategies or techniques that have a leveraging effect on the capital structure of a Fund or may be viewed as economically equivalent to borrowing. For these transactions not to be considered the issuance of senior securities by a Fund, a Fund must “cover” the obligations in these transactions by (1) maintaining an offsetting financial position; (2) segregating and maintaining liquid assets in a sufficient value to cover the Fund’s potential obligation under the transaction not offset or covered as provided in (1) or (2); or (3) otherwise “covering” the transaction to the extent required by the U.S. Securities and Exchange Commission. The value of a Fund’s holdings in such instruments is marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions, which may limit the Fund’s investment flexibility, or for other purposes or obligations.

Reverse Repurchase Agreements

Reverse repurchase agreements, among the forms of borrowing if not “covered,” involve the sale or pledge of a debt security held by a Fund to another party, such as a bank or broker-dealer, with an agreement by that Fund to repurchase the security at a stated pre-agreed-upon repurchase price, date and interest payment. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security as beneficial owner during the term of the agreement.

A Fund may use the proceeds of a reverse repurchase agreement to purchase other securities for that Fund. This use of reverse repurchase agreements by a Fund creates leverage, which increases a Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Fund will typically enter into a reverse repurchase agreement when it anticipates the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction incurred by the Fund. However, reverse repurchase agreements involve the risk that the market value of securities sold or pledged by the Fund declines below the pre-agreed-upon repurchase price by the Fund. Reverse repurchase agreements also subject a Fund to counterparty risk (e.g., the risk that the counterparty is unable to satisfy its obligations under the reverse repurchase agreement).

Sale-Buybacks

Sale-buybacks are similar in their function and operation to a reverse repurchase agreement, both of which consist of a sale of a security by a Fund to the counterparty with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-up price and date. The principal difference is that in a sale-buyback the counterparty, and not the Fund, is entitled to receive any principal or interest payments made on the underlying security pending settlement of the repurchase of the underlying security, which are recorded as an interest expense to the Fund. As with reverse repurchase agreements, a sale-buyback is a financing transaction that is considered a form of borrowing if not “covered.”

Forward Commitment Agreements and When-Issued or Delayed Delivery Securities

Forward commitment agreements (also referred to as forward contracts or forwards) are agreements for the purchase of securities at an agreed upon price on a specified future date. A Fund may purchase new issues of securities on a “when-issued” or “delayed delivery” basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction or in some cases may be conditioned on a subsequent event. Such transactions might be entered into, for example, when the Adviser or Manager to a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

Liability for the purchase price — and all the rights and risks of ownership of the securities — accrue to a Fund at the time it becomes obligated to purchase such securities on a forward commitment, when-issued or delayed delivery basis, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. Delayed delivery, when-issued and forward commitments purchases involve a risk of loss if the value of the securities declines prior to the settlement date.

When a Fund sells a security on a forward commitment, when-issued or delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to the transaction fails to pay for the security, the Fund could suffer a loss. Additionally, when selling a security on a forward commitment, when-issued or delayed delivery basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value above the agreed upon price on the settlement date.

Forward Volatility Agreements. Forward volatility agreements are a type of forward commitment agreement in which two parties agree to the purchase or sale of an option straddle (a combination of a simultaneous call and put) on an underlying exchange rate at the expiration of the agreement. On the day of the trade, the parties determine the expiration date and the volatility rate. On the expiration date, the amount settled is determined based on an options pricing model (typically Black Scholes), the then-current spot exchange rate, interest rates and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risks associated with forward volatility agreements are a change in the volatility of the underlying exchange rate and changes in the spot price of the underlying exchange rates.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, a Fund may make short sales in an attempt to maintain fund flexibility and facilitate the rapid implementation of investment strategies if the Manager believes that the price of a particular security or group of securities is likely to decline.

When a Fund makes a short sale, a Fund must arrange through a broker or other institution to borrow the security to deliver to the buyer; and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A Fund may have to pay a premium and other transaction costs to borrow the security, which would increase the cost of the security sold short. A Fund must also pay any dividends or interest payable on the security until the Fund replaces the security.

The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price “buy in” by paying the lender an amount equal to the cost of purchasing the security.

While derivative instruments are excluded from the definition of a short sale, a Fund that may enter into short sales on derivative instruments with a counterparty will be subject to counterparty risk (i.e., the risk that the Fund’s counterparty will not satisfy its obligation under the particular derivative contract), in addition to risks relating to derivatives and short sales.

Short sales also involve counterparty risk to the extent that the broker or other institution fails to return the Fund’s collateral.  However, since the market value of the security borrowed is marked-to-market daily, the Fund’s exposure would be limited to the difference between the amount of collateral posted by the Fund (as adjusted daily based upon market price) and the market value of the security borrowed by the Fund to close out its open short position.

Short Sales Against the Box

A short sale is “against the box” when a Fund enters into a transaction to sell a security short as described above, while at all times during which a short position is open, maintaining an equal amount of such securities, or owning securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. The Fund’s obligation to replace the securities sold short is then completed by purchasing the securities at their market price at time of replacement.

Restricted and Unregistered Securities

The securities in which certain Funds may invest may be unregistered and/or have restrictions or conditions attached to their resale.

Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act, or in a transaction that is exempt from such registration such as certain privately negotiated transactions. For example, restricted securities issued in reliance on Rule 144A under the 1933 Act (“144A securities”) are subject to restrictions on resale but may be purchased by certain “qualified institutional buyers” without the necessity for registration of the securities.

Some unregistered securities may require registration. Where registration is required, a Fund (as a registrant) may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

In a typical Private Investment in Public Equity (“PIPE”) transaction, the issuer sells shares of common stock at a discount to current market prices to a Fund and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period can last many months. PIPEs may contain provisions that the issuer will pay specified financial penalties to a Fund if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the securities will be publicly registered, or that the registration will be maintained.

Small-Capitalization Stocks

Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by a Fund of securities to meet redemptions, or otherwise, may require a Fund to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.

Foreign Securities

Foreign securities may be listed or traded in the form of depositary receipts including, but not limited to, ADRs, EDRs, GDRs, International Depositary Receipts (“IDRs”) and non-voting depositary receipts (collectively “Depositary Receipts”). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or OTC in the United States. EDRs, IDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. Non-voting depositary receipts (“NVDRs”) have similar financial rights as common stocks but do not have voting rights.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), the impact of economic sanctions, and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. If the United States imposes economic sanctions against a foreign government or issuers, a Fund’s investments in issuers subject to such sanctions may be frozen, prohibiting the Fund from selling or otherwise transacting in these instruments, and a Fund may be prohibited from investing in such issuers. Additionally, income (including dividends and interest) and capital gains from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or OTC markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in Depositary Receipts involves many of the same risks associated with investing in securities of foreign issuers.

There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

Semi-governmental securities are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers. Eurobonds are bonds denominated in U.S. dollars or other currencies and sold to investors outside the country where currency is used. Yankee bonds are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee bonds are subject to certain sovereign risks.

It is contemplated that most foreign securities will be purchased in OTC markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

The dividends and interest payable on certain of a Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.

Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. (See the “Transfer Agency and Custody Services” section for more information concerning the Trust’s custodian and foreign sub-custodian.) No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of a Fund, will not occur, and shareholders bear the risk of losses arising from these or other events.

There are frequently additional expenses associated with maintaining the custody of foreign investments. Expenses of maintaining custody of Fund investments are paid by each Fund. This may lead to higher expenses for Funds that have foreign investments.

Unless otherwise noted, an issuer of a security may be deemed to be located in or economically tied to a particular country if it meets one or more of the following criteria: (i) the issuer or guarantor of the security is organized under the laws of, or maintains its principal place of business in, such country; (ii) the currency of settlement of the security is the currency of such country; (iii) the principal trading market for the security is in such country; (iv) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in that country; or (v) the issuer is included in an index that is representative of that country. In the event that an issuer may be considered to be located in or economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the Manager may classify the issuer in its discretion based on an assessment of the relevant facts and circumstances.

Emerging Markets. The risks of investing in foreign countries discussed above are intensified with respect to investments in emerging market countries, which tend to have less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes.

Each of the emerging market countries, including those located in Latin America, the Middle East, Asia and Eastern Europe, may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the U.S., Japan and most developed market countries. This instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the financial markets in which a Fund may invest and adversely affect the value of a Fund’s assets, potentially making the Fund’s emerging market investments illiquid. In addition, the value of a Fund’s emerging market investments could become more volatile and experience abrupt and severe price declines as a result of an increase in taxes or political, economic or diplomatic developments, including economic sanctions. Investment opportunities within certain emerging markets, such as countries in Eastern Europe, may be considered “not readily marketable” for purposes of the limitation on illiquid securities set forth above.

Included among the emerging market debt obligations in which a Fund may invest are “Brady Bonds,” which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds have been issued relatively recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar-denominated), and they are traded in the OTC secondary market.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

A Fund may also invest in ADRs that represent the deposit with the issuing bank of a security of an emerging market issuer.  These investments involve many of the same risks associated with investing in emerging market securities.

Frontier Markets. Frontier markets are those markets in the earlier stage of development, and are considered by the Trust to be among the smallest and least mature investment markets. The Trust considers frontier market countries to include those countries located in Latin America, the Middle East, Asia and Eastern Europe: (1) whose markets have not yet reached the level of development to be considered an emerging market country, and/or (2) that are not represented in a widely-recognized index of emerging market, emerging and developing market, or developed market countries administered by a third-party index provider. Investments in frontier markets (or “pre-emerging markets”) generally are less liquid and subject to greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.

Supranational Entities. Supranational entities are entities designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the “World Bank”) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.

Eurozone Risk. The European Economic and Monetary Union, often referred to as the “Eurozone,” is a group of member countries that have adopted the euro as their official currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). As a Eurozone member, a country’s ability to address any budgetary and economic issues may be limited due to the restrictions on public debt, inflation and deficits that are placed on member countries, or due to political or fiscal policy considerations.

Certain countries have required financial assistance from other Eurozone countries and may continue to be dependent on the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. There is no assurance that such financial assistance will be provided to the same or additional countries in the future. The economic difficulties of a Eurozone country may negatively impact other Eurozone countries and euro-denominated securities that are not directly tied to that country.

As a result of economic difficulties, one or more Eurozone countries might abandon the euro and return to a national currency. The effects of such an event might have significant negative impacts on that country, the rest of the European Union, and global markets, including the United States. The abandonment of the euro by any one country would likely have a destabilizing effect on all Eurozone countries and may result in other Eurozone countries returning to a national currency, resulting in further market turmoil. In the event a country abandoned the euro, there may be difficulties determining the valuation of a Fund’s investments in that country. There would also likely be operational difficulties related to the settlement of trades of a Fund’s euro-denominated holdings, including derivatives, in that country, and a Fund’s euro-denominated holdings may be redenominated in another currency. Under such circumstances, investments denominated in euros or redenominated in replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired, and the value of euro-denominated investments may decline significantly and unpredictably.

In addition, if a country were to leave the European Union (voluntarily or involuntarily), the effect of such an event has the potential to significantly impact local and/or global markets and economies, as well as trade agreements, regulations and treaties.  For example, the potential consequences of the United Kingdom’s vote in June 2016 to leave the European Union (“Brexit”) may result in increased market volatility and illiquidity in the United Kingdom, the European Union and other financial markets, as well as slower economic growth and fluctuations in exchange rates. These events could negatively impact the value of a Fund’s holdings.

Passive Foreign Investment Companies (“PFICs”). Certain Funds may invest in the stock of foreign corporations, which may be classified under the Internal Revenue Code of 1986, as amended (the “Code”), as PFICs. In general, a foreign corporation is categorized as a PFIC if either (i) 75% or more of its gross income is from passive income (as defined in Section 1297 of the Code), or (ii) 50% or more of the value of its assets either produce or are held for the production of passive income.

PFICs are subject to complicated and strict tax guidelines imposed by the Internal Revenue Service. For additional information, see the “Taxation” section.

Investments in Other Investment Company Securities

Under the 1940 Act, subject to certain exceptions, a Fund (other than the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives) may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include open-end investment companies, closed-end investment companies, unit investment trusts (“UITs”) and ETFs. These limitations do not apply to investments in securities of companies that are excluded from the definition of an investment company under the 1940 Act, such as hedge funds or private investment funds. Underlying Funds may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions. In some instances, a Fund may invest in an investment company, including an unregistered investment company, in excess of these limits. This may occur, for instance, when a Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations.

Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

ETFs. Individual investments in ETFs generally are not redeemable, but are instead purchased and sold on a secondary market, such as an exchange, similar to a share of common stock. Large quantities of ETFs, also known as “Creation Units,” are redeemable directly from the ETF. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of an ETF is based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of the securities held by the ETF. ETFs include, among others, SPDRs, OPALs and iShares. ETFs generally acquire and hold securities of all of the companies, or a representative sampling, that are components of a particular index. ETFs may also be actively managed similar to other types of investment companies. Typically ETFs are intended to provide investment results that, before fees and expenses, generally correspond to the price and yield performance of the target index, and the value of their shares should, under normal circumstances, closely track the value of that index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to exactly match the performance of the index. As a security listed on an exchange and traded in the secondary market, ETF shares may trade at a premium or discount to their NAV, and trading in ETF shares may be suspended or halted by its listing exchange.

Business Development Company (“BDC”). One type of closed-end investment company available for Fund investment is a BDC. BDCs are registered investment vehicles regulated by the 1940 Act. BDCs typically invest in small and medium sized companies which may be privately owned and may not have access to public equity markets for capital raising purposes. BDCs frequently make available managerial assistance to the issuers of such securities.

Investments in BDCs include risks associated with their holdings of smaller issuers and private companies. Generally, public information for BDC holdings is limited and there is a risk that investors may not be able to make fully informed investment decisions. BDC holdings of small and mid-sized companies are speculative, and generally involve a greater risk than established publicly-traded companies with larger market capitalization. Companies in their developmental stages may have a shorter history of operations, a more limited ability to raise capital, inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies. Holdings of a BDC may be more adversely affected by economic or market conditions, with greater market volatility risk.

BDCs may also invest in the debt of a company, which involves risk that the company may default on its payments or declare bankruptcy. Many of the debt investments in which a BDC may invest will not be rated by a credit rating agency and may be non-investment grade quality. Some BDCs invest substantially, or even exclusively, in one sector or industry group. As a result of this concentration, a BDC will be more susceptible to adverse economic, business, regulatory or other developments affecting an industry or group of related industries, which in turn will increase the risk and volatility of a BDC. A BDC with a smaller number of holdings will have greater exposure to those holdings which could increase potential price volatility as compared to other investment companies with a greater number of holdings. A BDC may utilize leverage to gain additional investment exposure. The loss on a leveraged investment may far exceed the principal amount invested, magnifying gains and losses and therefore increase price volatility. The use of leverage may result in a BDC having to liquidate holdings when it may not be advantageous to do so.

Investments in BDCs are also subject to management risk, as managers of BDCs may be entitled to compensation based on the BDC’s performance, which could result in the manager making riskier or more speculative investments in an effort to maximize incentive compensation and receive higher fees. A BDC’s investments are generally less liquid than publicly traded securities and are subject to restrictions on their resale. The illiquidity of a BDC’s holdings may make it difficult for the BDC to sell such investments if the need arises, and thus the BDC may be unable to take advantage of market opportunities or it may be forced to sell illiquid securities at a loss if it is required to raise cash for operations. Some BDCs are listed and trade on an exchange and other BDCs are not traded on an exchange and trade only in private transactions BDCs that are not traded on an exchange may be less liquid. BDC shares may trade at a discount to the BDC’s NAV.

Money Market Funds. A money market fund (also called a money market mutual fund) is an open-end investment company that typically invests in cash, short-term debt securities such as U.S. Treasury bills, repurchase agreements, commercial paper, bank time deposits, certificates of deposits and other cash equivalents. Money market funds in the United States are subject to regulatory limits on the quality, maturity and diversity of their investments. Certain money market funds seek to maintain a stable NAV, usually at $1.00 per share. However, there is no assurance that those funds will be successful in maintaining a stable NAV. Certain other money market funds have a NAV that will fluctuate (or “float”) in value. As a result, when a Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, a money market fund may have the ability to impose liquidity fees or temporary redemption suspensions, thus impacting the liquidity of the fund. It is possible to lose money by investing in money market funds.

Derivatives

Derivatives are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives which are traded on exchanges have standardized contracts and can generally be bought and sold easily, and their market values are determined and published daily. Non-standardized derivatives (such as swap agreements), tend to be more specialized and more complex, and may be harder to value. Derivatives may create leverage, and may enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures, options on futures, forward currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements and swaptions.

Each Manager may use derivatives for a variety of reasons, including for example, (i) to enhance a Fund’s returns; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect a Fund’s unrealized gains reflected in the value of its  securities, (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to equitize cash; and/or (vii) to manage the effective maturity or duration of a Fund. In addition, a Fund may receive warrants or other derivatives in connection with corporate actions.

The Managers may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. The use of derivatives to leverage risk also may exaggerate loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of a Manager’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily having had the benefit of observing the performance of the derivative under all possible market conditions. Derivatives are subject to a number of risks described elsewhere in the Prospectus and this SAI, such as price volatility risk, foreign investment risk, interest rate risk, credit risk, liquidity risk, market risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate well with the security for which it is substituting. Other risks arise from a Fund’s potential inability to terminate or sell its derivatives positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. OTC instruments (investments not traded on the exchange) may be less liquid or illiquid, and transactions in derivatives traded in the OTC are subject to the risk that the counterparty will not meet its obligations.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions. There can be no assurance that the use of derivative instruments will benefit the Funds.

PLFA, on behalf of the Funds, has claimed an exclusion from the definition of a commodity pool operator and, therefore, is not subject to registration under the CEA. In order for PLFA to claim the exclusion, the Funds are limited in their ability to invest in commodity futures, options on commodities or commodity futures and swaps. To the extent PLFA, on behalf of any Fund, becomes no longer eligible to claim an exclusion from CFTC regulation, such Fund may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exclusion from CFTC regulation, or PLFA may determine that the Fund will operate subject to CFTC regulation. If a Fund operates subject to CFTC regulation, it may incur additional expenses. If a Fund adopts substantial investment strategy changes, it may affect its performance, as well as its fees and expenses.

Foreign Currency Transactions and Forward Foreign Currency Contracts

Generally, foreign exchange transactions will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate due to the costs of converting from one currency to another. However, a Fund has authority to deal in forward foreign exchange transactions to hedge and manage currency exposure against possible fluctuations in foreign exchange rates, to facilitate the settlement of foreign equity purchases, to exchange one currency for another and, with respect to certain Funds, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. This is accomplished through contractual agreements either (i) to purchase or sell a specified currency at a specified future date and price set at the time of the contract or (ii) whose value is determined by the difference between the spot exchange rate on a specific date in the future and a pre-determined fixing rate. The former type of contract is known as a deliverable forward currency contract and the second is known as a Non-Deliverable Forward Currency Contract (“NDF”) since no exchange of currencies takes place on settlement but instead a single cash flow is made equal to the market value of the contract. When entering into such contracts, a Fund assumes the credit risk of the counterparty. Dealings in forward foreign exchange transactions may include hedging involving either specific transactions or fund positions. A Fund may purchase and sell forward foreign currency contracts in combination with other transactions in order to gain exposure to an investment in lieu of actually purchasing such investment.

Transaction Hedge. A forward foreign currency contract might be used to hedge: 1) specific receivables or payables of a Fund arising from the purchase or sale of portfolio securities; 2) the redemption of shares of a Fund; or 3) to repatriate dividend or interest payments (collectively a “Transaction Hedge”). A Transaction Hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which the contract is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. A Transaction Hedge may also prevent a Fund from receiving a gain from the appreciation of a foreign currency against a Fund’s base currency. The use of forward contracts establishes a fixed rate to exchange currencies at a future date but does not eliminate the risk of fluctuations in the prices of the underlying securities.

Position Hedge. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A Position Hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.

Cross Hedge. If a particular currency is expected to substantially decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s holdings denominated in the currency sold.

Proxy Hedge. The Manager might choose to use a proxy hedge when it is less costly than a direct hedge or when a currency is difficult to hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

There is inherent risk that the above hedge strategies do not fully offset the exposures to currency movements. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.

Non-Hedged Exposure. Certain Funds may enter into forward contracts or maintain a net exposure to such contracts, where consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of that Fund’s holdings denominated in or exposed to that foreign currency (or a proxy currency considered to move in correlation with that currency), or exposed to a particular securities market, or futures contracts, options or other derivatives on such holdings.

When a Manager of a Fund believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of a Fund’s holdings denominated in or exposed to such foreign currency. At or before the maturity of the forward contract to sell, a Fund may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating a Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

If a Fund retains the security and engages in an offsetting transaction, a Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, a Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Manager. It also should be realized that this method of protecting the value of a Fund’s holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.

Although a Fund values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Additionally, a Fund may be unable to convert currency due to foreign exchange regulations.

Options

Purchasing and Writing Options on Securities. A Fund may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established OTC market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Fund will enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund will continue to receive interest income on such security.

A Fund may purchase call options on securities to protect against substantial increases in prices of securities a Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may also allow options to expire unexercised.

In order to earn additional income on its securities or to protect partially against declines in the value of such securities, a Fund may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price that it is willing to pay. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price. A Fund may effect closing transactions with respect to put options that were previously written.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying security.

Purchasing and Writing Options on Stock Indices. A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indices are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector (e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.

A stock index is ordinarily expressed in relation to a “base” established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.

Different stock indices are calculated in different ways. Often the market prices of the stocks in the index group are “value weighted;” that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.

In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash — not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index multiplier. A multiplier of 100, for example, means that a one-point difference will yield $100. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation (“OCC”).

Gains or losses on a Fund’s transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Fund. A Fund may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Fund may also allow options to expire unexercised.

Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, a Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.

With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.

Spread Transactions. Spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Fund the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Fund in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Fund to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Fund’s investment goal and to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Funds do not consider a security covered by a spread transaction to be “pledged” as that term is used in the Fund’s policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be “covered” or “secured” as described in the “Options,” “Options on Foreign Currencies,” “Futures Contracts and Options on Futures Contracts,” and “Swap Agreements and Options on Swap Agreements” sections.

Yield Curve Options

A Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

A Fund may purchase or sell (write) yield curve options for the same purposes as other options on securities. For example, a Fund may purchase a call option on the yield spread between two securities if the Fund owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the Manager, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent that was not anticipated. Yield curve options are traded over-the-counter, and established trading markets for these options may not exist.

Options on Foreign Currencies

Funds may purchase and sell options on foreign currencies for hedging purposes and, with respect to certain Funds as described in the Prospectus to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another, in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its fund.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forgo a portion or all of the benefits of advantageous changes in those rates.

A Fund may write options on foreign currencies for hedging purposes and, with respect to certain Funds as described in the Prospectus to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A Fund may write covered call and put options on foreign currencies. A Fund also may write call options on foreign currencies for cross-hedging purposes where the Fund does not hold the underlying currency (a “naked” option). A written call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.

Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Futures Contracts and Options on Futures Contracts

A futures contract is an agreement that obligates a purchaser to take delivery and a seller to make delivery of a specified quantity of a security or commodity at a specified price at a future date. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund’s exposure to positive and negative market price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction opposite to the purchase price of the underlying instrument.

If a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit a specified amount of cash or U.S. government securities (“initial margin”) with a futures broker, known as a futures commission merchant (“FCM”) or its custodian for the benefit of the FCM. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the FCM of the amount one would owe the other if the futures contract expired that day. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying instruments, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Futures on Securities. A futures contract on a security is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of a security at a specified price at a future date.

If a Fund buys a futures contract to gain exposure to securities, the Fund is exposed to the risk of change in the value of the futures contract, which may be caused by a change in the value of the underlying securities.

Interest Rate Futures. An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three month U.S. Treasury bills, 90 day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.

As a hedging strategy a Fund might employ, a Fund may purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can invest in such securities in an orderly manner or because short-term yields are higher than long-term yields. Such purchase would enable a Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which a Fund intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by a Fund or avoided by taking delivery of the debt securities under the futures contract.

A Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Fund would be substantially offset by the ability of a Fund to repurchase at a lower price the interest rate futures contract previously sold. While a Fund could sell the long-term debt security and invest in a short-term security, ordinarily a Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Stock Index Futures. A stock index is a method of reflecting in a single number the market values of many different securities or, in the case of capitalization weighted indices that take into account both security prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the securities so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying securities in the index is made.

A Fund may engage in transactions in stock index futures contracts in an effort to protect it against a decline in the value of a Fund’s securities or an increase in the price of securities that a Fund intends to acquire or to gain exposure to an index (equitize cash). For example, a Fund may sell stock index futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Fund intends to sell. Similarly, to protect against a market advance when a Fund is not fully invested in the securities market, a Fund may purchase stock index futures that may partly or entirely offset increases in the cost of securities that a Fund intends to purchase.

Currency Futures. A Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign currency transactions except that futures are standardized, exchange-traded contracts. Currency futures involve substantial currency risk and leverage risk.

Futures Options. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. During the option period, the covered call writer (seller) has given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Options on Currency Futures. A Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Currency futures involve substantial currency risk and may also involve credit, leverage and liquidity risk.

A Fund may write covered straddles and/or strangles consisting of a combination of a call and a put written on the same underlying futures contract.

The Funds reserve the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Fund may also use such investment techniques, provided that the Trust’s Board of Trustees determines that their use is consistent with a Fund’s investment goal.

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contracts. While a Fund’s hedging transactions may protect a Fund against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A hedging transaction may not correlate perfectly with price movements in the assets being hedged, causing the hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the fund securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index’s component securities, while some or all of the fund securities might decline. If a Fund had hedged its fund against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its fund securities. If a hedging transaction is not successful, a Fund might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.

An incorrect correlation could result in a loss on both the hedged assets in a Fund and/or the hedging vehicle, so that the Fund’s return might have been better had hedging not been attempted. There can be no assurance that an appropriate hedging instrument will be available when sought by a Manager.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached on a particular futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and lack a deep secondary market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Fund could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. There can be no assurance that an active secondary market will develop or continue to exist.

Foreign Currency Futures and Options Thereon

Foreign currency futures are contracts for the purchase or sale for future delivery of foreign currencies which may also be engaged in for cross-hedging purposes. Cross-hedging involves the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different (proxy) currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of a Fund’s securities or adversely affect the prices of securities that the Fund has purchased or intends to purchase at a later date and, with respect to certain Funds as described in the Prospectus to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The successful use of foreign currency futures will usually depend on the Manager’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Swap Agreements and Options on Swap Agreements

Swap Agreements are privately negotiated OTC derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying reference for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, credit of an issuer, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the Prime Rate. Total return swaps (on an individual basis and/or a “basket” of swaps) may be used to gain exposure to the return of a reference asset, such as an index. In a total return swap, a Fund typically would pay a set rate or a financing cost, which is normally based on a floating rate, in exchange for the return of a particular reference asset. Inflation swaps may be used to transfer inflation-related exposure. In an inflation swap, a Fund typically would pay a financing cost, which is normally based on a floating rate, and in exchange the Fund would receive a specified rate of inflation. In a volatility swap, a Fund receives or makes payments based on the measured variance (or square of volatility) of an underlying reference instrument over a specified period of time (typically above or below a level agreed to by the parties), for the purposes of taking positions and/or hedging risk.

In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Fund may engage in simple or more complex swap transactions involving a wide variety of underlying reference assets for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Credit default swaps (“CDS”) involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security (or group of securities or index). CDS give one party to a transaction (the buyer of the CDS) the right to dispose of an asset (or group of assets), or the right to receive a payment from the other party, upon the occurrence of specified credit events.

A Fund may enter into CDS, as a buyer or a seller. CDS are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Selling CDS (i.e., selling protection) increases credit exposure; purchasing CDS (i.e., buying protection) decreases credit exposure. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller generally pays the buyer the full notional value (par value) of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. CDS involve additional risks than if a Fund invests in the underlying directly.

For purposes of applying the Funds’ investment strategies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a CDS or total return swap, however, in applying certain of the Funds’ investment policies and restrictions the Fund will generally value these swaps at their notional value or their full exposure value (i.e., the sum of the notional amount for the contract plus the market value; market value for a swap is the current gain or loss of the contract). For purposes of applying certain of the Funds’ other investment policies and restrictions, the Funds may value the credit default or total return swap at market value. For example, a Fund may value a CDS at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the CDS agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the CDS.

To the extent that a Fund uses derivatives or engages in other transactions that involve leverage or potential leverage, such as swaps, the Fund must segregate cash, U.S. government securities and/or other liquid securities marked-to-market daily (including any margin). For interest rate swaps, swaps where the underlying reference asset will not be delivered and swaps that are cash settled, the amount required to be segregated will generally be the market value of the swap. For swaps where the underlying reference asset will be delivered and for certain swaps such as CDS (when the Fund is selling credit protection), the amount required to be segregated will be valued at the notional amount or its full exposure value. Swap agreements may include, but are not limited to: (1) “currency exchange rate,” which involves the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies; (2) “interest rate,” which involves the exchange by a Fund with another party of their respective commitments to pay or receive interest; (3) “interest rate index,” which involves the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices; and other interest rate swap arrangements such as: (i) “caps,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (ii) “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or “floor”; and (iii) “collars,” under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; (4) “credit default,” which involves an agreement of a Fund to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party in return for a periodic stream of payments over the term of the contract provided that no event of default has occurred; (5) “total return,” which involves the exchange by a Fund with another party of their respective commitments and the total return side is based on the total return of an equity or debt instrument or loan, or index thereon, with a life longer than the swap; and (6) “volatility,” which involves the exchange by a Fund with another party of their respective rights to make or receive payments based on the volatility of an underlying reference instrument. As the seller of a swap, the Fund would be subject to investment exposure on the notional amount of the swap.

Risks of Swap Agreements. The use of interest rate, mortgage, credit, currency, volatility and total return swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and/or currency exchange rates, or in its evaluation of the creditworthiness of swap counterparties and the issuers of the underlying assets, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Fund may bear the risk of such position until its maturity. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be rated investment grade). Certain tax considerations may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. There is always the risk that these investments could reduce returns or increase a Fund’s volatility. See the “Taxation” section for more information.

Structured Investments and Hybrid Instruments

Structured investments, including hybrid instruments, are instruments whose principal amount, amount payable upon maturity or interest rate is tied (positively or negatively) to the value of an index, interest rate, commodity, currency or other economic factor, or assets including, equity or debt securities, currencies, commodities, and loans (each a “benchmark”). Structured investments may combine the characteristics of securities, futures, and options. The interest rate or (unlike most debt securities) the amount payable at maturity of a structured investment may be increased or decreased, depending on changes in the value of the benchmark, although a structured investment may also be structured so that the issuer is not required to pay interest if the benchmark rises or falls to a certain level. Structured investments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured investments include a wide variety of investments, including credit-linked securities, structured notes, indexed securities, commodity-linked notes and CBOs, CLOs and other CDOs. Structured investments include potentially high-risk derivatives.

The risks presented by structured investments may include market and regulatory risk, price volatility risk, credit risk, derivatives risk, liquidity risk and currency risk, in addition to the risks associated with the benchmark. The value of a structured investment or its interest rate may be a multiple of a benchmark and, as a result, the structured investment may be leveraged and change in value (up or down) in a greater amount and more rapidly than the benchmark. A benchmark may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured investment. Under certain conditions, the amount payable upon maturity of a structured investment could be zero. Thus, an investment in a structured investment may entail significant risks that are not associated with an investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of a structured investment also exposes a Fund to the credit risk of the issuer of the structured investment. Structured investments may be subordinated or unsubordinated with respect to other classes of the issuer’s securities. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated investments. Structured investments may also be more difficult to accurately price than less complex securities. Structured investments generally are individually negotiated agreements and are typically sold in private placement transactions; thus, there may not be an active trading market for a structured investment held by a Fund and it may be difficult for the Fund to sell a structured investment.

A structured investment may be structured by depositing specified instruments (such as commercial bank loans) into an entity such as a corporation or trust that issues one or more classes of securities backed by, or representing interest in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the securities issued to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions. Amounts payable by such securities, and the value of such securities, will be dependent on the cash flow or value of the underlying instruments. Structured investments created by depositing securities in a corporation or trust typically involve no credit enhancement and their credit risk generally will be linked to that of the underlying instruments.

Certain issuers of structured instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. A Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.

Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, it analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Master Limited Partnerships (“MLPs”)

MLPs are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners, such as a Fund that invests in an MLP, are not involved in the day-to-day management of the MLP. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the MLP. There may be fewer investor protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among limited partners and the general partner of an MLP. Holders of units of an MLP are allocated income and capital gains in accordance with the terms of the partnership agreement. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to abrupt or erratic price movements.

Warrants and Rights

Warrants or rights may be acquired as part of a unit, attached to securities at the time of purchase; or acquired in connection with a corporate action without limitation and may be deemed to be with or without value. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. If the market price of the underlying security does not exceed the exercise price of the warrant plus the cost thereof before the expiration date, a Fund could sustain losses on transactions in warrants that would require the Fund to forgo a portion or all of the benefits of advantageous change in the market price of the underlying security.

Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise.

Voluntary Actions

From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements) where an issuer or counterparty offers securities or instruments to its holders or counterparties, such as a Fund, and the acquisition is determined by the Manager to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed within the Trust’s Prospectus or SAI, or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and a Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, after announcement of the offering but prior to the receipt of the securities or instruments, a Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Roll Transactions

A Fund may engage in roll-timing strategies where the Fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or a TBA Transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from over-the-counter trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) regulatory requirements, a Fund may “roll” an existing over-the-counter swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneous with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.”

Cybersecurity Risk

The use of technology is prevalent in the financial industry, including the Funds’ management and operations. As a result, the Funds are susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, manipulation of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise, delay or failure of systems, networks, devices and applications relating to Fund operations, such as systems used to enter trades for the Funds’ investments, accounting and valuation systems, or compliance testing systems used to monitor the Funds’ investments. A cybersecurity breach may result in financial losses to the Funds and shareholders; the inability of the Funds to timely process transactions or conduct trades; delays or mistakes in materials provided to shareholders; errors or delays in the calculation of Funds’ net asset values; violations of privacy and other laws (including those related to identity theft); regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. In addition, the foregoing risks may adversely impact the Adviser, Managers, the Distributor and other service providers to the Funds, as well as financial intermediaries and parties with which the Funds do business, which in turn could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries.

While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, particularly because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The investment restrictions as set forth below are fundamental policies of each Fund and may not be changed with respect to any Fund without the approval of a majority of the outstanding voting securities of that Fund. However, the Adviser may revise investment restrictions that are not fundamental policies of a Fund. The vote of a majority of the outstanding voting securities of a Fund means the vote, at an annual or special meeting of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Fund, whichever is the less. Under these restrictions, a Fund may not:

(i) invest in a security if, as a result of such investment, 25% or more of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

(ii) with respect to 75% of its total assets invest in a security if, as a result of such investment (at time of such investment): (a) more than 5% of its total assets would be invested in the securities of any one issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and securities of other investment companies;

(iii) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein and may hold for prompt sale and sell real estate or interests in real estate acquired through the forfeiture of collateral securing loans or debt securities held by it);

(iv) borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets; (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as described in the Prospectus and in this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a “when-issued” or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of a Fund’s assets); and (c) purchase securities on margin as described in the Prospectus and in this SAI;

(v) make loans, except to the extent consistent with the 1940 Act, as amended, and the rules and regulations thereunder, or as may be permitted from time to time by regulatory authority. Without limiting the foregoing, the Funds may: (a) acquire publicly distributed or privately placed debt securities or other debt instruments (including participations and assignments of loans) in which it is authorized to invest in accordance with its investment objectives and policies; (b) engage in direct loan activity as originator or as part of a loan syndicate; (c) enter into repurchase agreements; and (d) lend its portfolio securities to the extent permitted under applicable law;

(vi) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers’ acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements; and (c) lend its portfolio securities to the extent permitted under applicable law;

(vii) act as an underwriter of securities of other issuers, except, when in connection with the disposition of fund securities, it may be deemed to be an underwriter under the federal securities laws.

Non-Fundamental Summaries of Current Legal Requirements and Interpretations Related to Certain Fundamental Investment Restrictions

This section summarizes current legal requirements and interpretations applicable to the Funds with respect to certain of the fundamental investment restrictions listed above. The current legal requirements and interpretations are subject to change at any time, and this section may be revised at any time to reflect changes in legal requirements or interpretations, or to further clarify existing requirements or interpretations. No part of this section constitutes a fundamental policy or a part of any of the above fundamental investment restrictions. The discussion in this section provides summary information only and is not a comprehensive discussion. It does not constitute legal advice. Investors who are interested in obtaining additional detail about these requirements and interpretations should consult their own counsel.

With respect to fundamental investment restriction (i): Government-issued mortgage-related securities, including CMOs, are considered government securities. For purposes of complying with this restriction, each Fund, in consultation with its Manager, utilizes its own industry classifications.

With respect to fundamental investment restriction (iv): A Fund may only borrow money or pledge, mortgage or hypothecate its assets up to a maximum limit of one-third of its total assets after the borrowing, plus up to 5% of total assets for temporary purposes.

With respect to fundamental investment restrictions (v) and (vi): Investments in loan participations and assignments are considered to be debt obligations and are therefore, permissible investments for a Fund.

With respect to fundamental investment restriction (vii): Currently, under the 1940 Act and other federal securities laws, a fund is considered an “underwriter” if the fund participates in the public distribution of securities of other issuers, which involves purchasing the securities from an issuer with the intention of reselling the securities to the public. A fund that purchases securities in a private transaction for investment purposes and later sells those securities to institutional investors in a restricted sale could, under one view, technically be considered to be an underwriter of those securities. Under current legal requirements, fundamental investment restriction (vii) permits a Fund to sell securities in this circumstance.

Non-Fundamental Investment Restrictions

The following non-fundamental investment restrictions apply to all Funds, unless otherwise stated:

1. A Fund may not purchase illiquid securities or repurchase agreements maturing in more than seven days if as a result of such purchase, more than 15% of the Fund’s net assets would be invested in such securities.

2. A Fund may not purchase or sell commodities or commodities contracts, except subject to restrictions described in the Prospectus and in this SAI that: (a) each Fund may engage in futures contracts and options on futures contracts; and (b) each Fund may enter into forward contracts including forward foreign currency contracts.

Unless otherwise specifically stated in a Fund’s Prospectus or above, each Fund’s investment restriction will apply only at the time of investment (and subsequent fluctuations in the value of Fund securities or the sale of Fund securities will not result in a violation of the restriction). For purposes of restriction 2 above, an option on a foreign currency shall not be considered a commodity or commodity contract.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory (formerly business) trust organized on May 21, 2001, and consists of [38] Funds (upon commencement of operations of Pacific Funds Diversified Income and Pacific Funds Ultra Short Income, the Trust will consist of [40] Funds). The assets of each Fund are segregated, and your interest is limited to the Fund in which you invest. The full legal name of the Trust is “Pacific Funds Series Trust,” although it may be referred to as “Pacific Funds” or the “Trust.”

Management Information

The business and affairs of the Trust are managed under the direction of the Board of Trustees under the Trust’s Declaration of Trust. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Certain Trustees and officers are deemed to be “interested persons” of the Trust and thus are referred to as “Interested Persons,” because of their positions with PLFA and/or Pacific Life. The Trustees and officers of the Trust and their principal occupations during the past five years as well as certain additional occupational information are shown below. The address of each Trustee and officer is c/o Pacific Funds, 700 Newport Center Drive, Newport Beach, CA 92660. None of the Trustees hold directorships in companies that file periodic reports with the SEC or in other investment companies, other than those listed below.

I. Interested Persons

Name and Age	Position(s) with the Trust and Length of Time Served(1)	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen(2)
James T. Morris Year of birth 1960	Chairman of the Board and Trustee since 1/11/07

Director (4/07 to present), Chairman (5/08 to present), Chief Executive Officer (4/07 to present) and President (1/16 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (4/07 to present), Chairman (5/08 to present), Chief Executive Officer (4/07 to present) and President (1/16 to present) of Pacific Life; Chief Executive Officer (5/07 to 10/15) and President (5/07 to 3/12) of Pacific Life Fund Advisors LLC; Director (4/16 to present) of Edison International (a public utility holding company); and Chairman of the Board and Trustee (1/07 to present) of Pacific Select Fund.

[91]

Adrian S. Griggs Year of birth 1966	Chief Executive Officer since 1/01/18

Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present) and Chief Financial Officer (4/12 to 2/17) of Pacific Mutual Holding Company and Pacific LifeCorp; Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present), Chief Financial Officer (4/12 to 2/17) and Director (1/16 to present) of Pacific Life; Chief Financial Officer (4/12 to 10/15) and Executive Vice President (4/12 to 10/15) of Pacific Life Fund Advisors LLC; Chief Executive Officer (1/15 to present) of Pacific Select Distributors, LLC; and Chief Executive Officer (1/18 to present) of Pacific Select Fund.

[91]

Howard T. Hirakawa Year of birth 1962	Senior Vice President since 12/10/14 (Vice President 6/06 to 12/14)

Senior Vice President (4/14 to present) and Vice President (5/07 to 3/14) of Pacific Life Fund Advisors LLC; and Senior Vice President (12/14 to present) and Vice President (6/06 to 12/14) of Pacific Select Fund.

[91]

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 6/13/01 and Assistant Secretary since 9/17/15

Vice President, Fund Advisor General Counsel and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; and Vice President and General Counsel (4/05 to present) and Assistant Secretary (9/15 to present) of Pacific Select Fund.

[91]

Sharon E. Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/04/04

Vice President and Chief Compliance Officer (11/03 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Vice President (2/00 to present) and Chief Compliance Officer (1/03 to present) of Pacific Life; Vice President and Chief Compliance Officer (5/07 to present) of Pacific Life Fund Advisors LLC; and Vice President and Chief Compliance Officer (6/04 to present) of Pacific Select Fund.

[91]

Jane M. Guon Year of birth 1964	Vice President and Secretary since 1/01/11

Vice President and Secretary (1/11 to present) of Pacific Mutual Holding Company, Pacific LifeCorp and Pacific Life; Director (1/11 to 3/17) of Pacific Life; Vice President and Secretary (1/11 to present) of Pacific Life Fund Advisors LLC, Vice President and Secretary (1/11 to present) of Pacific Select Distributors, LLC; and Vice President and Secretary (1/11 to present) of Pacific Select Fund.

[91]

Laurene E. MacElwee Year of birth 1966	Vice President since 4/04/05 and Assistant Secretary since 6/13/01

Vice President (4/11 to present), Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; and Vice President (12/11 to present), Assistant Secretary (4/05 to present) of Pacific Select Fund.

[91]

Carleton J. Muench Year of birth 1973	Vice President since 11/30/06

Vice President (4/14 to present), Assistant Vice President (5/07 to 3/14) of Pacific Life Fund Advisors LLC; and Vice President (12/14 to present) and Assistant Vice President (11/06 to 12/14) of Pacific Select Fund.

[91]

Trevor T. Smith Year of birth 1975	Vice President since 3/23/16 and Treasurer since 4/01/18 (Assistant Treasurer 3/16 to 3/18)

Assistant Vice President (1/17 to present) and Director of Variable Product Accounting (4/09 to 12/16) of Pacific Life; and Assistant Vice President (3/16 to present), Treasurer (4/18 to present) and Assistant Treasurer (3/16 to 3/18) of Pacific Select Fund.

[91]

Kevin W. Steiner Year of birth 1975	Vice President since 1/01/13	Assistant Vice President (4/12 to present) of Pacific Life Fund Advisors LLC; and Assistant Vice President (1/13 to present) of Pacific Select Fund.	[91]

Name and Age	Position(s) with the Trust and Length of Time Served(1)	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen(2)
Audrey L. Cheng Year of birth 1975	Vice President since 12/11/13

Assistant Vice President (9/11 to present) of Pacific Life; Assistant Vice President (12/13 to present) of Pacific Select Fund.
Formerly: Vice President and Attorney of Pacific Investment Management Company LLC (“PIMCO”).

[91]

II. Independent Trustees

Name and Age	Position(s) with the Trust and Length of Time Served(1)	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Funds in Fund Complex Overseen(2)
Frederick L. Blackmon Year of birth 1952	Trustee since 9/13/05

Trustee (1/05 to present) of Pacific Select Fund; Former Director (2005 to 2016) of Trustmark Mutual Holding Company; Former Member of Board of Trustees (2010 to 2016) of Cranbrook Educational Community.
Formerly: Executive Vice President and Chief Financial Officer of Zurich Life; Executive Vice President and Chief Financial Officer of Alexander Hamilton Life Insurance Company (subsidiary of Household International); Member of Board of Governors of Cranbrook Schools; Member of Board of Regents of Eastern Michigan University.

			[91]

Gale K. Caruso Year of birth 1957	Trustee since 1/01/06

Trustee (1/06 to present) of Pacific Select Fund; Independent Trustee (2/15 to present) of Matthews Asia Funds.
Formerly: Member of the Board of Directors of LandAmerica Financial Group, Inc.; President and Chief Executive Officer of Zurich Life; Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd.; Managing Director of Scudder Kemper Investments; Member of the Advisory Council to the Trust for Public Land in Maine; Member of the Board of Directors of Make-A-Wish of Maine.

			[91]

Paul A. Keller Year of birth 1954	Trustee since 6/20/16	Trustee (6/16 to present) of Pacific Select Fund; Consultant to the Trust and Pacific Select Fund (11/15 to 6/16); Independent Trustee (8/10 to present) of Fenimore Asset Management Trust (FAM Funds); Business Consultant (2010 to present) (sole proprietor); Certified Public Accountant in New York (1982 to present); Adjunct Professor of Accounting (2011 to 2015), SUNY College at Old Westbury; Interim Chief Financial Officer (2014 to 2015) of The Leon Levy Foundation. Formerly: Partner of McGladrey & Pullen LLP; Partner of PricewaterhouseCoopers LLP.	91

Lucie H. Moore Year of birth 1956	Trustee since 6/13/01	Trustee (10/98 to present) of Pacific Select Fund; Member of the Board of Trustees (2014 to present) of Azusa Pacific University; Member of the Board of Trustees (2016 to present) of Pacifica Christian High School Orange County. Formerly: Partner of Gibson, Dunn & Crutcher (Law); Member of the Board of Trustees of Sage Hill School; Member of the Board of Trustees of The Pegasus School; and Member of the Advisory Board of Court Appointed Special Advocates (CASA) of Orange County.	91

Nooruddin (Rudy) S. Veerjee Year of birth 1958	Trustee since 9/13/05	Trustee (1/05 to present) of Pacific Select Fund. Formerly: President of Transamerica Insurance and Investment Group; President of Transamerica Asset Management; Chairman and Chief Executive Officer of Transamerica Premier Funds (Mutual Fund); and Director of various Transamerica Life Companies.	91

(1)                                 A Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.

(2)                                 The “Fund Complex” consists of the Trust ([37] Funds) and Pacific Select Fund ([55] funds).

Board of Trustees

Additional Information Concerning the Board of Trustees

The Role of the Board. The Board of Trustees (“Board”) oversees the management and operations of the Trust. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Trust’s Adviser, the Managers, the distributor, administrator, custodian, and transfer agent, each of which is discussed in greater detail in this SAI. The Board has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding the Trust’s operations. For example, the Treasurer provides reports as to financial reporting matters and investment personnel report on the performance of the Funds. The Board has appointed a Fund Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal Board meetings which are typically held quarterly, in person, and involve the Board’s review of the Trust’s operations. From time to time one or more Independent Trustees may also meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established four standing committees, an Audit Committee, a Policy Committee, a Governance Committee and a Trustee Valuation Committee, which are discussed in greater detail under “Committees” below. More than 75% of the members of the Board are Independent Trustees and each of the Audit, Policy and Governance Committee is comprised entirely of Independent Trustees. The Chairman of the Board is the Chairman, Chief Executive Officer (“CEO”) and President of Pacific Life. The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management. The Independent Trustees, including the Lead Independent Trustee, help identify matters for consideration by the Board and the Lead Independent Trustee regularly participates in the agenda setting process for Board meetings. The Lead Independent Trustee serves as Chairman of the Trust’s Policy Committee, which provides a forum for the Independent Trustees to meet in separate session to deliberate on matters relevant to the Trust. The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually. In developing its structure, the Board has considered that the Chairman of the Board, as the Chairman and CEO of Pacific Life, can provide valuable input as to, among other things, the operation of the Adviser and Pacific Life, their financial condition and business plans relating to the Trust. The Board has also determined that the structure of the Lead Independent Trustee and the function and composition of the Policy, Audit, Governance and Trustee Valuation Committees are appropriate means to provide effective oversight on behalf of the Trust’s shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management. As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. The full Board receives reports from the Adviser and Managers as to investment risks as well as other risks that may also be discussed in Policy or Audit Committee. In addition, the Board receives reports from the Adviser’s Risk Oversight Committee regarding its assessments of potential material risks associated with the Trust and the manner in which those risks are addressed. Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways. For example, the Board and its committees periodically receive reports from Pacific Life and its Chief Risk Officer as to Pacific Life’s enterprise risk management. The Board and its committees also receive periodic reports as to how the Adviser conducts service provider oversight and how it monitors for other risks, such as derivatives risk, business continuity risks and risks that might be present with individual Managers or specific investment strategies. The Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks. The Audit Committee also meets regularly with the Treasurer, and the Trust’s independent registered public accounting firm and, when appropriate, with other Pacific Life personnel to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills. The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust and have demonstrated a commitment to discharging oversight duties as trustees in the interests of shareholders. The Trust’s Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and its committees is reviewed. In conducting its annual self-assessment, the Governance Committee has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust. As the Trustees also serve as trustees of the Pacific Select Fund (all shareholders of which are insurance or annuity clients of Pacific Life), certain of the Trustee Attributes may be particularly relevant to their service on the Board of the Pacific Select Fund while other attributes may be equally applicable to their service on both trusts.

In addition to the information provided in the charts above, including in particular the many years of mutual fund experience on the Board of the Trust and Pacific Select Fund, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.

Mr. Morris is Chairman, CEO and President of Pacific Life, meaning he is an “Interested Person” of the Trust. In these positions, Mr. Morris has intimate knowledge of Pacific Life and the Adviser, their products, operations, personnel, and financial resources. His position of influence and responsibility at Pacific Life, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Trust.

Mr. Blackmon has insurance company and financial accounting experience as a former Chief Financial Officer of Zurich Life and Alexander Hamilton Life Insurance Company as well as board experience as a former director of Trustmark Mutual Holding Company (an insurance company).

Ms. Caruso has executive experience from her former positions as President and Chief Executive Officer of Zurich Life, Chairman, President and Chief Executive Officer of Scudder Canada Investor Services, Ltd. and Managing Director of Scudder Kemper Investments. Ms. Caruso also has prior insurance company board experience, having previously served as a director of LandAmerica Financial Group, Inc. (an insurance company) and on the board of directors of the Illinois Life Insurance Council as well as prior insurance fund and mutual fund board experience. Ms. Caruso also serves as a trustee of the Matthews Asia Funds (a series of mutual funds).

Ms. Moore has significant legal experience as a former Partner with the law firm of Gibson, Dunn & Crutcher.

Mr. Veerjee has insurance company executive experience as former President of Transamerica Insurance and Investment Group. He also has executive mutual fund and asset management experience as former President of Transamerica Asset Management and as former Chairman and Chief Executive Officer of Transamerica Premier Funds.

Mr. Keller has financial accounting experience as a Certified Public Accountant and was a former Audit Partner at PricewaterhouseCoopers LLP with over 30 years of experience in the mutual fund industry. Mr. Keller also serves as a trustee of the FAM Funds (a series of mutual funds).

Committees. The standing committees of the Board are the Audit Committee, the Policy Committee, the Governance Committee and the Trustee Valuation Committee.

The members of the Audit Committee include each Independent Trustee of the Trust. The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, reviewing and recommending to the Board the selection of the Trust’s independent registered public accounting firm, reviewing the scope of the proposed audits of the Trust, reviewing with the independent registered public accounting firm the accounting and financial controls of the Trust, reviewing with the independent registered public accounting firm the results of the annual audits of the Trust’s financial statements, interacting with the Trust’s independent registered public accounting firm on behalf of the full Board, assisting the Board in its oversight of the Trust’s compliance with legal and regulatory requirements, and receiving reports from the Chief Compliance Officer. Mr. Keller serves as Chairman of the Audit Committee. The Audit Committee met [    ] times during the fiscal year ended March 31, 2019.

Pursuant to its charter, the Audit Committee also serves as the Qualified Legal Compliance Committee for the Trust for purposes of Section 307 of the Sarbanes Oxley Act (“SOX”), regarding standards of professional conduct for attorneys appearing and practicing before the SEC on behalf of an issuer (“Reporting Attorney”). A Reporting Attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report the matter to the Qualified Legal Compliance Committee as an alternative to the reporting requirements of SOX (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The Qualified Legal Compliance Committee must take appropriate steps to respond to any reports received from a Reporting Attorney. The Qualified Legal Compliance Committee meets as necessary during the year. The Qualified Legal Compliance Committee met [    ] times during the fiscal year ended March 31, 2019.

The members of the Policy Committee include each Independent Trustee of the Trust. The Policy Committee operates pursuant to a separate charter and its primary responsibility is to provide a forum for the Independent Trustees to meet and deliberate on certain matters to be presented to the Board for its review and/or consideration for approval at Board meetings. Mr. Veerjee serves as Chairman of the Policy Committee. The Policy Committee met [    ] times during the fiscal year ended March 31, 2019.

The members of the Governance Committee include each Independent Trustee of the Trust. The Governance Committee operates pursuant to a separate charter and is responsible for, among other things, the Trustees’ “self-assessment,” making recommendations to the Board concerning the size and composition of the Board, determining compensation of the Independent Trustees, establishing an Independent Trustee retirement policy and the screening and nomination of new candidates to serve as Trustees. With respect to new Trustee candidates, the Governance Committee may seek referrals from a variety of sources and may engage a search firm to assist it in identifying or evaluating potential candidates. The Governance Committee will consider any candidate for Trustee recommended by a current shareholder if such recommendation contains sufficient background information concerning the candidate to enable the Governance Committee to make a proper judgment as to the candidate’s qualifications. The recommendation must be submitted in writing and addressed to the Governance Committee Chairperson at the Trust’s offices: Pacific Funds’ Governance

Committee, c/o Pacific Life Fund Advisors LLC, 700 Newport Center Drive, Newport Beach, CA 92660, Attention: Governance Committee Chairperson. Ms. Moore serves as Chairperson of the Governance Committee. The Governance Committee met [    ] times during the fiscal year ended March 31, 2019.

The members of the Trustee Valuation Committee consist of any two or more Trustees, at least one of whom is an Independent Trustee of the Trust. The two or more Trustees who serve as the members may vary from meeting to meeting. The Trustee Valuation Committee’s primary responsibility is to oversee the implementation of the Trust’s valuation procedures, including valuing securities for which market prices or quotations are not readily available or are deemed to be unreliable and reviewing fair value determinations made by the Adviser or a Manager on behalf of the Board as specified in the Fund’s valuation procedures adopted by the Board. The Trustee Valuation Committee met [    ] times during the fiscal year ended March 31, 2019.

Deferred Compensation Agreement. Pursuant to the Deferred Compensation Agreement, an Independent Trustee has the option to elect to defer receipt of up to 100% of his or her annual compensation payable by the Trust or any other entity considered a “single employer” under the Code, and such amount is placed into a deferral account. Amounts in the deferral account are obligations of the Trust that are payable in accordance with the Deferred Compensation Agreement. Prior to December 31, 2018, a Trustee who deferred compensation had the option to select credit rate options that tracked the performance, at NAV of Class A and/or P shares of the corresponding series of the Trust without a sales load. Effective January 1, 2018, a Trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of Class A shares of certain series of the Trust without a sales load or at NAV of Class I shares of the corresponding series of the Pacific Select Fund. Accordingly, the market value appreciation or depreciation of a Trustee’s deferral account will cause the expenses of the Trust to increase or decrease due to market fluctuations. Distributions from the Trustees’ deferral accounts will be paid in a cash lump sum in January or, if a participant so elects, in up to 10 annual installments commencing in January on the earlier of either: (i) a specified date within the ten year period commencing one year after the last day of the year for which the compensation was deferred; (ii) the year immediately following the year during which the Trustee ceases to be a Trustee of the Trust. If a Trustee dies before his or her account is paid, the account will be paid in a lump sum within a reasonable time following notice of the Trustee’s death. Effective January 1, 2005, the old Deferred Compensation Agreement was frozen to permit no further deferrals. A new Deferred Compensation Agreement was adopted to comply with Section 409A of the Code. The new Deferred Compensation Agreement is substantially similar to the old Deferred Compensation Agreement, but provides that a Trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. In addition, the new Deferred Compensation Agreement provides that a Trustee may only elect to further defer amounts in a deferral account (whether or not established under the old or new Deferred Compensation Agreement) if: (i) such election is made more than twelve months prior to the date such account would otherwise be paid, and (ii) the revised date of payment selected is no earlier than five years after the date such account would otherwise have been paid.

Beneficial Ownership of Trustees. The table below shows the dollar range of equity securities beneficially owned by each Trustee as of calendar year end December 31, 2018 on an aggregate basis, in all registered investment companies overseen by the Trustee within the Family of Investment Companies.

[TO BE UPDATED BY AMENDMENT]

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies[1]
James T. Morris[2]	[ ]
Frederick L. Blackmon	[ ]
Gale K. Caruso	[ ]
Paul A. Keller	[ ]
Lucie H. Moore	[ ]
Nooruddin (Rudy) S. Veerjee	[ ]

1                                           The family of investment companies includes Pacific Select Fund and the Trust (together, the “Fund Complex”). The following shows the dollar range of each Independent Trustee’s deferred compensation allocations for the Fund Complex as of December 31, 2018: Gale K. Caruso – $[     ]; Lucie H. Moore – over $[     ]; Nooruddin (Rudy) Veerjee – over $[     ]; and Paul A. Keller – over $[     ].

2                                           James T. Morris is an Interested Person of the Trust because of his positions with Pacific Life.

Compensation. No compensation is paid by the Trust to any of the Trusts’ Officers or the Interested Trustee. The following table shows the compensation paid to the Trust’s Independent Trustees for the most recently completed fiscal year ended March 31, 2019:

[TO BE UPDATED BY AMENDMENT]

Name	Aggregate Compensation from the Trust[1]		Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation from Fund Complex Paid to Trustees[2]
Frederick L. Blackmon	$	[ ]	N/A	$	[ ]
Gale K. Caruso	$	[ ]	N/A	$	[ ]
Paul A. Keller	$	[ ]	N/A	$	[ ]
Lucie H. Moore	$	[ ]	N/A	$	[ ]
Nooruddin (Rudy) S. Veerjee	$	[ ]	N/A	$	[ ]
	$	[ ]	N/A	$	[ ]

1                                           No Independent Trustee deferred compensation during the fiscal year ended March 31, 2019. The following shows the total amount of deferred compensation payable to or accrued for the Independent Trustees: Lucie H. Moore – $[   ].

2                                           Compensation paid by Pacific Select Fund is for the fiscal year ended December 31, 2018 and for the Trust is for the fiscal year ended March 31, 2019. These amounts exclude deferred compensation, if any, because such amounts were not paid during the relevant periods.

Investment Adviser

Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as Investment Adviser to the Trust pursuant to a transfer agreement dated May 1, 2007, which transferred the Investment Advisory Agreement dated June 13, 2001, as amended, (“Advisory Agreement”) between Pacific Life Insurance Company (“Pacific Life”) and the Trust, from Pacific Life to PLFA, a Delaware limited liability company and a wholly-owned subsidiary of Pacific Life. PLFA is located at 700 Newport Center Drive, Newport Beach, California 92660. PLFA does business under the name Pacific Asset Management and manages Pacific Funds Diversified Income and Pacific Funds Ultra Short Income under that name. See the “Information About the Managers” section in this document for more information.

Pacific Life is a Nebraska domiciled life insurance company that provides life insurance products, individual annuities and mutual funds and offers to individuals, businesses, and pension plans a variety of investment products and services.

Pacific Life was established on January 2, 1868 under the name “Pacific Mutual Life Insurance Company of California.” It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 2, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters and certain rights upon liquidation or dissolutions of the mutual holding company.

PLFA is responsible for supervising the investment program for the Trust. PLFA also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund. Under the terms of the Advisory Agreement, PLFA is obligated to manage the Trust in accordance with applicable laws and regulations. The Advisory Agreement will continue in effect until December 31, 2018, and from year to year thereafter, provided such continuance is approved annually by (i) the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Trust and (ii) a majority of the Independent Trustees who are not parties to such Advisory Agreement. The Advisory Agreement and the initial sub-advisory agreements were originally approved by the Board of Trustees, including a majority of the Independent Trustees who are not parties to the Advisory Agreement, at its meeting held on June 13, 2001, and by the sole shareholder of the Trust on June 22, 2001 and have been amended from time to time. The Advisory Agreement and each sub-advisory agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days’ written notice by any party to the Advisory Agreement or sub-advisory agreement, respectively, and each agreement will terminate automatically if assigned.

Investment Advisory Fee Schedules

The Trust pays the Adviser, for its services under the Advisory Agreement, a fee on an annual percentage of the average daily net assets of each Fund (“management fee”), which is computed and accrued daily and paid monthly, according to the following schedules:

Fund	Annual Management Fee (as a percentage of average daily net assets)
Pacific Funds Diversified Income	0.35%
Pacific Funds Ultra Short Income	0.25%

The Trust, Pacific Life and PLFA have entered into an agreement, effective May 1, 2007, as amended and restated December 12, 2012, for support services (the “Support Services Agreement”) pursuant to which the Trust will compensate Pacific Life and PLFA at approximate cost for support services. Under the terms of the Support Services Agreement, it is not intended that Pacific Life and PLFA will profit from these services. See the “Other Information — Administrative Services” section for more information on support services.

During the term of the Advisory Agreement, except as noted above, PLFA will pay all expenses incurred in connection with activities covered under the Advisory Agreement, except expenses that are assumed by the Trust, otherwise provided for in another agreement, or assumed by a sub-adviser under a sub-advisory agreement. The Trust is responsible for all of the other expenses of its operations, including, without limitation, the management fee payable to PLFA; brokerage commissions; interest; legal fees and expenses of attorneys; the administrative fee payable to Pacific Life; expenses of maintaining the Funds’ legal existence; fees of auditors, dividend disbursing agents, custodians and shareholder servicing agents; the expense of obtaining quotations for calculating each Fund’s net asset value; taxes, if any, and the preparation of the Funds’ tax returns; cost of any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; expenses of registering and qualifying shares of the Funds under federal and state laws and regulations; expenses of overseeing and administering the Funds’ regulatory compliance program; expenses of disposition or offering any of the portfolio securities held by a Fund; expenses of preparing reports, notices and proxy statements and printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses in connection with shareholder and trustee meetings; expenses of preparing Prospectus and statements of additional information and of printing and distributing Prospectus and statements of additional information to existing shareholders; fees and expenses of trustees, officers and employees of the Trust who are not officers, employees, trustees or directors of PLFA, Pacific Life or any sub-adviser, or their affiliates (provided, however, that the Funds may compensate PLFA and/or Pacific Life at approximate cost for legal, compliance, accounting, tax and chief compliance officer services by personnel of PLFA and/or Pacific Life, including individuals who may be officers or Trustees of the Funds, for the time spent providing assistance, coordination and supervision in connection with certain of the administrative services provided to the Funds — see the “Other Information — Administrative Services” section below); trade association dues; insurance premiums; and extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business.

For all Funds: To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, Prospectus and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: management fees; distribution and/or service fees, if any; interest (including commitment fees); taxes (including foreign taxes on dividends, interest and/or gains); brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; and extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business.

The following are the expense caps for each of the Funds for all applicable share classes (unless otherwise noted):

Fund	Share Class	Expense Caps
Pacific Funds Diversified Income	Advisor Class	0.10% for Advisor Class shares through 7/31/2022

Pacific Funds Ultra Short Income	Class I and Advisor Class	0.07% for Class I and Advisor Class shares through 7/31/2022

There is no guarantee that PLFA will continue to cap expenses upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA are subject to recoupment by PLFA from such Fund for a period as permitted under regulatory and accounting guidance (currently three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment). Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap.

Other Expenses of the Trust

The Trust bears all costs of its operations. These costs may include, but are not limited to, expenses for custody, legal, audit and tax fees; transfer agency out of pocket fees; administration fees; fees and expenses of the Independent Trustees; organizational expenses and other expenses of its operations, including the costs of support services; and repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund (if any).

The Trust is also responsible for bearing the expense of various matters, including, among other things, the expense of registering and qualifying each Fund and its shares on state and federal levels, legal and accounting services, maintaining the Trust’s legal existence, shareholder meetings and expenses associated with preparing, printing and distributing reports, proxies and Prospectus to shareholders.

Expenses directly attributable to a particular Fund or share class, respectively are charged to that Fund or share class, respectively; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

INFORMATION ABOUT THE MANAGERS

Management Firms

PLFA serves as investment adviser to the Funds and also does business under the name Pacific Asset Management and manages Pacific Funds Diversified Income and Pacific Funds Ultra Short Income under the Pacific Asset Management name. For Pacific Funds Diversified Income, PLFA serves as investment adviser and employs other investment advisory firms as sub-advisers, subject to sub-advisory agreements. PLFA takes on the entrepreneurial risks associated with the launch of each new Fund and its ongoing operations. In addition, PLFA supports the Board oversight process by, among other things, acting on Board instructions relating to the Funds and providing reports and other information requested by the Board from time to time.

Where a Fund employs a sub-adviser, each sub-adviser has entered into a sub-advisory agreement with the Trust and the Adviser. Each sub-adviser provides investment advisory services to the applicable Fund. With respect to a sub-advised Fund, PLFA oversees and monitors the services provided by the sub-adviser. PLFA evaluates the performance of each sub-adviser and the sub-adviser’s execution of a Fund’s investment strategies, as well as the sub-adviser’s adherence to the Fund’s investment goals and policies. PLFA conducts risk analysis and performance attribution to analyze a Fund’s performance and risk profile, and works with a sub-adviser to implement changes to a Fund’s strategies when appropriate. PLFA’s analysis and oversight of a sub-adviser may result in PLFA’s recommendation to the Board of Trustees that a sub-adviser be terminated or replaced.

PLFA also conducts ongoing due diligence on sub-advisers involving onsite visits, in-person meetings and/or telephonic meetings, including due diligence of each sub-adviser’s written compliance policies and procedures and assessments of each sub-adviser’s compliance program and code of ethics. PLFA also provides services related to, among others, the valuation of Fund securities, risk management, transition management and oversight of trade execution and brokerage services.

PLFA also conducts searches for new sub-advisers for new Funds or to replace existing sub-advisers when appropriate and coordinates the on-boarding process for new sub-advisers, including establishing trading accounts to enable the sub-adviser to begin managing Fund assets. Additionally, in the event that a sub-adviser was to become unable to manage a Fund, PLFA has implemented plans to provide for the continued management of the Fund’s portfolio. PLFA oversees and implements transition management programs when significant changes are made to a Fund, including when a sub-adviser is replaced or when there are large purchases or withdrawals, to seek to reduce transaction costs for a Fund. PLFA also monitors and regulates large purchase and redemption orders to minimize potentially adverse effects on a Fund.

Certain Funds are managed by multiple sub-advisers. For those Funds, PLFA determines the portion of the Fund to be managed by each sub-adviser and may change the allocation from time to time. PLFA may also recommend the addition of a sub-adviser to a Fund when it believes the Fund would benefit from additional investment strategies and sub-advisers.

The information below provides organizational information on each of the sub-advisers, which includes, if applicable, the name of any person(s) who controls the sub-adviser, the basis of the person’s control, and the general nature of the person’s business.

Cadence Capital Management LLC (“Cadence”)

Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence is wholly-owned by Pacific Global Asset Management LLC, a wholly owned subsidiary of Pacific Life Insurance Company.

Compensation Structures and Methods

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager as of the Trust’s fiscal year ended March 31, 2019, unless otherwise noted. The descriptions may include compensation benchmarks, which are chosen by the particular Manager and may or may not match a Fund’s benchmark index or other indices presented in the Prospectus.

PLFA/Pacific Asset Management

PLFA/Pacific Asset Management uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of all of their job responsibilities, including but not limited to portfolio responsibilities. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.

Each portfolio manager is paid a base salary that PLFA/Pacific Asset Management believes is competitive in light of the portfolio manager’s experience and responsibility. The base salary may be increased in recognition of the individual’s performance and/or an increase or change in duties and responsibilities.

In addition to a base salary, investment professionals are eligible to receive an annual variable incentive and a long-term incentive bonus, each of which is derived from both quantitative and non-quantitative factors, as described below. High performing portfolio managers may receive annual bonuses and long-term incentives that constitute a substantial portion of their respective total compensation.

Annual Variable Incentive Bonus:

•                  Pacific Asset Management portfolio managers

Funding for annual incentives is determined based on Pacific Asset Management’s annual revenue. Certain investment staff may also receive annual incentives that are funded by firm profits. Individual incentive awards are determined on both a quantitative and qualitative basis. Quantitative factors may include, but are not limited to, the pre-tax performance of the applicable portfolio compared to an appropriate benchmark index over one, three and five year periods, and product-based revenue. Personal contribution to the team, product, and clients are considered as part of the qualitative assessment. The benchmark used to measure the performance of the portfolio managers for Pacific Funds Diversified Income is the S&P 500 Index and for Pacific Funds Ultra Short Income, the benchmark is the Bloomberg Barclays Short Treasury Total Return Index. Annual incentives are paid in cash with no deferral.

Long-Term Incentive Bonus:

Pacific Asset Management portfolio managers

Certain investment professionals are eligible to receive long-term incentive payments. The value of these incentives is tied to the growth in the enterprise value of Pacific Asset Management via a phantom equity plan (a contractual plan that is designed to mimic stock ownership). Incentives from this plan are determined based on a multiple of firm earnings. Initial allocations of equity have been made based on roles and responsibilities.

Portfolio managers also participate in benefit and retirement plans available generally to all employees.

Cadence

Cadence compensates each portfolio manager for such portfolio manager’s management of Pacific Funds Diversified Income. Each portfolio manager’s compensation consists of a fixed annual base salary and participation in an annual variable incentive bonus plan that is based on multiple inputs including investment performance and business performance.  A portion of the portfolio managers’ compensation is tied to longer term performance against relevant benchmarks. There is also a “phantom equity” incentive structure in place that mimics equity ownership, including a long-term vesting schedule (for retention) and annual payouts based on profitability. Portfolio managers also participate in benefit and retirement plans available generally to all employees.

Other Accounts Managed

The following table includes information for each portfolio manager of the Trust regarding the number and total assets of other accounts managed as of the fiscal year ended March 31, 2019 (unless otherwise noted) that each portfolio manager has day-to-day management responsibilities for, other than the Funds they manage within the Trust (“Other Accounts Managed”). For these Other Accounts Managed, it is possible that a portfolio manager may only manage a portion of the assets of a particular account and that such portion may be substantially lower than the total assets of such account. See the Prospectus for information on the Funds that each portfolio manager listed in the table manages within the Trust.

Other Accounts Managed are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. The table also reflects for each category if any of these Other Accounts Managed have an advisory fee based upon the performance of the account. Table data has been provided by the applicable Manager. Portfolio managers are listed alphabetically by Manager.

[TO BE UPDATED BY AMENDMENT]

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
CADENCE
Paul Dokas
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Robert E. Ginsberg
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Pacific Asset Management
Michael Marzouk
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Brian M. Robertson
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Ying Qiu
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
David Weismiller
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a Fund of the Trust may be presented with the following potential conflicts:

Pacific Asset Management

Pacific Asset Management may manage client assets with similar investment strategies, creating the potential for conflicts of interest as the fees for managing client accounts may differ from one another. As a registered investment adviser and a fiduciary, Pacific Asset Management exercises due care to ensure that investment opportunities are allocated equitably among all participating clients.

In general, investment decisions for each client will be made independently from those of other clients, with specific reference to the individual needs and objectives of each client. Different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for client accounts within a similar investment strategy. In addition, Pacific Asset Management will not necessarily purchase or sell the same securities at the same time or in the same proportionate amounts for all accounts, particularly if different accounts have materially different amounts of capital under management by Pacific Asset Management or different amounts of investable cash available. As a result, although Pacific Asset Management manages multiple accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio management decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account. Pacific Asset Management has implemented policies and procedures to address trade allocation and aggregation decisions. These policies and procedures seek to ensure fair and equitable treatment of all participating clients over time. The policies and procedures include compliance monitoring and oversight of allocation and aggregation practices.

Cadence

Cadence’s portfolio managers perform investment management services for various mutual funds and other accounts besides Pacific Funds Diversified Income. Some of these clients’ portfolios are managed using the same investment strategies and investment goals which the portfolio managers use to manage Pacific Funds Diversified Income, while other portfolios are managed by the Portfolio Managers using different investment strategies and investment goals. Generally, all client portfolios that are managed using a similar investment strategy and investment goal are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and Pacific Funds Diversified Income. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or Pacific Funds Diversified Income or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the portfolio managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees.  In addition, the portfolio managers must allocate time and effort to multiple accounts and Pacific Funds Diversified Income.

Each portfolio manager’s management of personal accounts also may present certain conflicts of interest.  The portfolio managers may have personal investments in Pacific Funds Diversified Income managed by such portfolio managers. In addition, Pacific Funds Diversified Income managed by the portfolio managers may be an investment option in Cadence’s employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so. [   ]

FUND TRANSACTIONS AND BROKERAGE

Investment Decisions

Investment decisions for a Fund and for the other investment advisory clients of the Adviser, or applicable Manager, are made with a view to achieving their respective investment goals. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including a Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients, including a Fund.

It also sometimes happens that the Adviser or Manager may simultaneously purchase or sell the same security for two or more clients. In such instances, transactions in securities will be allocated between the Fund and the Adviser’s or Manager’s other clients in a manner deemed fair and reasonable by the Adviser or Manager. To the extent any Fund seeks to acquire the same security at the same time as another Adviser or Manager client, such Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned. The Adviser or Manager may, at its discretion, aggregate orders for the same security for two or more clients, and then allocate purchases or sales in an equitable manner, providing average prices to all such clients.

Brokerage and Research Services

The Adviser or Manager for a Fund places all orders for the purchase and sale of securities, options, and futures contracts and other investments for a Fund through a substantial number of brokers and dealers or futures commission merchants selected at its discretion. In executing transactions, the Adviser or Manager will attempt to obtain the best net results for a Fund taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm’s risk in positioning a block of securities. In transactions on stock exchanges in the U.S., payments of brokerage commissions are negotiated. In effecting purchases and sales of securities in transactions on U.S. stock exchanges for a Fund, the Adviser or Manager may pay higher commission rates than the lowest available when the Adviser or Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the policy of obtaining the best net results, a portion of a Fund’s brokerage and futures transactions, including transactions on a national securities exchange, may be conducted through an affiliated broker, subject to compliance with the Trust’s policies, applicable law, and approval by the Board.

There is generally no stated commission in the case of debt securities, which are traded in the OTC markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Manager may be unable to negotiate commission rates for these transactions.

As permitted by Section 28(e) of the 1934 Act, the Adviser or Manager may cause a Fund to pay a broker-dealer, which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser or Manager, a commission amount which includes payment for both brokerage and research. For many years, it has been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute transactions for the clients of such advisers. Consistent with this practice, the Adviser or Manager for a Fund may receive research services from many broker-dealers with which the Adviser or Manager places the Fund’s transactions. The Adviser or Manager for a Fund may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of debt securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Manager in advising its various clients (including the Trust), although not all of these services are necessarily useful and of value in managing a Fund within the Trust. The advisory fee paid by a Fund is not reduced because the Adviser or Manager and its affiliates receive such services.

As noted above, the Adviser or Manager may purchase new issues of securities for a Fund in underwritten fixed price offerings. In those situations, the underwriter or selling group member may provide the Adviser or Manager with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, or other advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances, although compliance with these rules does not necessarily ensure compliance with all federal securities laws. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Disclosure of Portfolio Holdings

The Trust may publicly disclose portfolio holdings periodically on the Trust’s website. The website address is www.PacificLife.com/PacificFundsMonthlyHoldings.html. Unaudited month-end holdings for each Fund are generally posted approximately three to five business days following month-end. There may be delays in reporting month-end holdings for certain Funds as noted on the website (“lag time”). The Trust reserves the right to post holdings for any Fund more frequently than monthly, but may subsequently resume monthly posting. Holdings information will remain available on the Trust’s website until the next period’s holdings are posted or longer if required by law. Portfolio holdings may also be included in periodic filings with the SEC.

It is the policy of the Trust to maintain the confidentiality of non-public portfolio holdings information and not to divulge non-public portfolio holdings information to other parties except for legitimate business purposes and then only in accordance with the Trust’s disclosure of portfolio holdings policy and related procedures (“Disclosure of Portfolio Holdings Policy”). The Disclosure of Portfolio Holdings Policy is meant to protect the interests of the Trust’s shareholders and to address potential conflicts of interest that could arise between the interests of the Trust’s shareholders and those of a Trust service provider, including the Adviser, a Manager, the Distributor or their affiliates.

More current, non-public holdings information is available to certain Trust service providers in order for such service providers to fulfill their contractual obligations to the Trust. Such service providers, including (but not limited to) the Adviser, each Manager, the Trust’s custodian, auditors, counsel and Independent Trustees’ counsel, may receive or have access to non-public portfolio holdings without any lag time on an as-needed basis. Each of these service providers has entered into an agreement with the Trust or Adviser whereby the service provider has a contractual duty to maintain the confidentiality of such non-public information, as well as not to trade on such information. In addition to the Adviser and each Manager, these service providers include:

BSR & Co. LLP	Interactive Data Pricing and Reference Data LLC
Barra, LLC	Kessler, Topaz, Meltzer & Check, LLP
Bloomberg Finance L.P.	KPMG Limited
Citigroup Global Markets Inc.	Merrill Communications LLC
Dechert LLP	Rahman Rahman Huq
Deloitte & Touche LLP	Schiff Hardin LLP
Diligent Board Member Services, Inc.	Securities Class Action Services, LLC
Donnelley Financial, LLC
Ernst & Young LLP	Star Compliance, Inc.
Ernst & Young Management Services Inc.	State Street Bank and Trust Company
FactSet Research Systems Inc	The Bank of New York Mellon
Grant & Eisenhofer P.A.	Virtus Partners, LLC
Institutional Shareholder Services Inc.	Zeno Consulting Group

The release of portfolio holdings information to a party, including the parties listed above, in advance of its release to all shareholders or the general public is permitted by the Disclosure of Portfolio Holdings Policy only when (i) the Trust, the Adviser, or the Manager or other Trust service provider releasing the information has a legitimate business purpose for releasing the information to the recipient, (ii) the release of information is believed not to violate the antifraud provisions of the federal securities laws or the Adviser’s or applicable Manager’s fiduciary duties, and (iii) the recipient is subject to a contractual duty of confidentiality with substantially the same terms and conditions as that of a Trust service provider, including a duty not to trade on the information (which duty may be encompassed by broader language, such as a duty to comply with anti-fraud provisions of, or applicable provisions of, federal securities laws), provided, however that the Adviser or Manager may not trade on such information in a manner inconsistent with applicable law or inconsistent with any internal policy adopted by the firm to govern trading by its employees.

In addition, when the Trust, the Adviser or Managers purchase and sell securities through broker-dealers, engage in over-the-counter trading with certain counterparties (i.e. swap dealers), request bids on securities, or obtain price quotations on securities, the Trust may disclose one or more of its holdings. Companies which clear and settle trades may also have access to portfolio holdings information. The Trust has not entered into formal confidentiality agreements in connection with such situations; however, the Trust would not continue to conduct business with an entity believed to be misusing the disclosed information.

The Trust, or its duly authorized service providers, may disclose portfolio holdings to analysts, rating agencies, or other parties, the day after it has been posted to the Trust’s website or immediately after it has been filed with the SEC in a filing requiring the portfolio holdings to be included. There are no specific individuals or categories of individuals who authorize the release of portfolio holdings.

If the Trust or one of its duly authorized service providers seeks to disclose portfolio holdings to analysts, rating agencies, pricing services, trade and settlement or administrative services companies or any other parties prior to the time such information is made public, such disclosure would be conditioned on the recipient (e.g., a service provider to a Trust service provider) agreeing in writing to treat such portfolio holdings as confidential under substantially the same terms and conditions as that of the Trust’s service providers.

The Trust relies on the contractual obligations of the Trust’s service providers to maintain confidentiality of portfolio holdings information, and currently does not independently monitor the use of such information by service providers. The Trust has an established process whereby Managers are asked to provide written confirmation as to their compliance with the Disclosure of Portfolio Holdings Policy.

No compensation is received by the Trust or the Adviser in connection with the disclosure of portfolio holdings information.

Notwithstanding anything in this section or the Disclosure of Portfolio Holdings Policy to the contrary, the Trust’s Board of Trustees, its General Counsel or its Chief Compliance Officer (“CCO”) may, on a case-by-case basis, authorize disclosure of the Trust’s portfolio securities, provided that, in their judgment, such disclosure is not inconsistent with the best interests of shareholders and, unless otherwise required by law, subject to the confidentiality requirements set forth in the Disclosure of Portfolio Holdings Policy. Each may also impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure of Portfolio Holdings Policy.

The Trust’s CCO receives reports of violations of the Disclosure of Portfolio Holdings Policy by the Trust, the Adviser, its service providers, and Managers. If such a report is received, and if the CCO, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he or she will report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

NET ASSET VALUE (“NAV”)

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders within the Funds are effected at NAV. Each Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by the Trust or its designee in proper form. However, a Fund may, subject to approval by the Board, pay for a sale or exchange, in whole or in part, by a distribution of investments from a Fund, in lieu of cash, in accordance with applicable rules.

Valuation of investments held by the Funds is discussed in the Prospectus.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

Pacific Select Distributors, LLC (“PSD”), a wholly-owned subsidiary of Pacific Life, serves as the principal underwriter and distributor (“Distributor”) of the continuous offering of each class of the Trust’s shares pursuant to a Distribution Agreement (“Distribution Agreement”) with the Trust, which is subject to annual approval by the Trust’s Board of Trustees. The Distributor, located at 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California 92660, is a broker-dealer registered with the SEC. The Distribution Agreement is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of the Trust’s shares. The Distributor bears all expenses of providing services pursuant to the Distribution Agreement including the costs of sales presentations, mailings, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares. The

Distribution Agreement will continue in effect with respect to each Fund and each class of shares thereof for successive one year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Agreement or the Distribution and/or Service Plan described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Agreement is terminated (or not renewed) with respect to a Fund or one or more of the classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trust currently offers Class I and Advisor Class shares in this SAI. Although certain Funds may offer multiple classes of shares, not all Funds offer all share classes discussed herein. Certain share classes are limited to eligible investors. Please refer to the Prospectus for more information on the share classes offered by a particular Fund.

Class I and Advisor Class shares of the applicable Funds are generally offered through firms which are members of FINRA, and which have selling or dealer agreements with the Distributor (each, a “selling group member”).

The Trust has adopted a Multi-Class Plan (“Multi-Class Plan”) pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (i) each class has a different designation; (ii) each class bears any class-specific expenses allocated to it; and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears specific expenses allocated to such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of each Fund’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Distribution and Servicing Arrangements

The following is additional information relating to revenue sharing payments discussed in the “Distribution and Servicing Arrangements” section of the Prospectus.

As of March 31, 2019, the following firms have arrangements in effect with the Distributor pursuant to which the firm may be entitled to receive a revenue sharing payment: [            ].

As of March 31, 2019, the following firms, which in some cases are broker-dealers, have arrangements in effect with the Distributor and its affiliates to receive payments for administrative and shareholder services provided to certain employer-sponsored retirement, savings or benefit plans: [                 ].

In addition to the revenue sharing payments discussed in the Prospectus and above, the Distributor or an affiliate may pay expense allowances and reimbursements, and training allowances. Such payments may offset the selling group member’s expenses in connection with activities that it would be required to perform in any event, such as educating personnel and maintaining records. The Distributor may also make payments to certain firms that sell shares of the funds in connection with client maintenance support, statement preparation and transaction processing. The types of payments the Distributor may make include, among others, payment of ticket charges per purchase or exchange orders placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or payments for ancillary services such as setting up funds on a firm’s mutual fund trading system. Financial Intermediaries may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

The Distributor or its affiliates may provide financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited financial intermediaries and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by financial intermediaries and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA. The Distributor may make payments for entertainment events they deem appropriate, subject to the Distributor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction services, or effecting portfolio transactions for funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated of uncompensated relationships with the investment adviser or its affiliates that are not related to the funds.

Portfolio managers may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by PLFA, Pacific Life or the Distributor that are attended by, among others, financial intermediaries of the Distributor, who would receive information and/or training regarding the Funds of the Trust and their management by the Managers. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of PLFA, Pacific Life or the Distributor, officers and Trustees of the Trust, and spouses/guests of the foregoing. The Trust’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Trust pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by PLFA, Pacific Life or the Distributor. Additional expenses and promotional items may be paid for by PLFA, Pacific Life and/or Fund Managers.

Purchases, Redemptions and Exchanges

Purchases, exchanges, and redemptions of Class I and Advisor Class shares are discussed in the applicable Prospectus and that information is incorporated herein by reference.

The Funds adopted a policy with respect to limitations on exchanges which is discussed in the Prospectus.

Shares of any Fund may be redeemed on any day the Trust is open for business upon receipt of a request for redemption. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within three days following receipt of instructions in proper form, or sooner, if required by law. However, the Trust has the right to take up to seven days to pay redemption proceeds. The Trust may suspend the right of redemption of shares of any Fund and may postpone payment for more than seven days for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

Certain managed account clients of PLFA or its affiliates may purchase shares of the Funds. To avoid the imposition of duplicative fees, PLFA may be required to make adjustments in the management fees charged separately by PLFA to these clients to offset the generally higher level of management fees and expenses resulting from a client’s investment in a Fund.

Orders for exchanges received after the scheduled close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day. Orders for exchanges received after the scheduled close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day.

An excessive number of exchanges may be disadvantageous to a Fund. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar month. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

In some instances, a financial intermediary may convert shares of a Fund in a share class that is eligible for fee-based programs (e.g., Advisor Class or Class I) to shares of a Fund in a share class that is eligible for a brokerage account program (e.g., Class A at NAV or an eligible no-load share class, as applicable) where the advisory arrangement is terminated but the relationship as a brokerage client with the financial intermediary continues.  To be eligible for such a conversion, the financial intermediary must: (1) initiate the conversion; (2) hold shares on behalf of investors who meet all eligibility requirements for the share class into which the shareholder is being converted, as described in the applicable Prospectus and this SAI; (3) structure the conversion as a non-taxable conversion; and (4) provide such additional information as may be requested by the Distributor or Fund, including a written certification that the financial intermediary meets all eligibility requirements for the conversion.  Orders for conversions accepted prior to the scheduled close of regular trading on the NYSE on any day the Trust is open for business will be executed at the respective NAVs determined as of the close of business that day. Orders for conversions accepted after the scheduled close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day. Once an approved financial intermediary has completed an initial conversion of accounts pursuant to this process, that financial intermediary may subsequently convert additional eligible accounts. Shareholders should consult their financial firm for more information about the conditions under which their accounts may be converted. Shareholders should consult their tax advisers regarding any federal, state and other tax consequences of a conversion. This policy applies to all financial intermediaries authorized to sell Fund shares.

The Trust has adopted a process under which it may make redemptions-in-kind to shareholders who are affiliated persons of the Trust. Under this process, a Fund generally may satisfy a redemption request from an affiliated person in-kind, provided that: (a) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (b) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s NAV; (c) the redemption-in-kind is consistent with the Fund’s Prospectus and statement of additional information; and (e) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to close an account and redeem shares if the account does not have a value of at least the minimum initial investment. The Prospectus may set different minimum account balances for one or more classes from time to time depending upon the Trust’s current policy. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by its Board of Trustees.

The Distributor may have an agreement with certain financial intermediaries (“Intermediary”) that permits the Intermediary to accept orders on behalf of the Trust in accordance with the Prospectus (“Proper Form”), currently prior to the scheduled close of the NYSE, which usually closes at 4:00 p.m. Eastern time. Such agreement may include authorization for the Intermediary to designate other financial intermediaries (“Sub-Designees”) to accept orders on behalf of the Trust on the same terms that apply to the Intermediary (each an “Authorized Agent”). If the Intermediary or, if applicable, its Sub-Designee, receives an order in Proper Form, and such order is transmitted to the Trust in accordance with the agreement between the Distributor and the Intermediary, then the Trust will price the order at the Fund’s next net asset value calculated after such Intermediary or, if applicable, its Sub-Designee, received such order.

If you are investing indirectly in the Funds through an Intermediary such as a broker-dealer, a bank (including a bank trust department), an investment adviser, an administrator, or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Funds for trading on behalf of its customers, different guidelines, conditions, and restrictions may apply than if you held your shares of the Funds directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares; (ii) different standards to effect transactions by telephone; (iii) inability to offer certain privileges, such as a Letter of Intent, preauthorized investment programs, systematic withdrawal plan, etc.; or (iv) inability to link accounts held through different Intermediaries for rights of accumulation. The Intermediary through which you are investing may also charge transaction or other fees, including service fees, for maintaining your account. Consult with your Intermediary to determine what fees, guidelines, conditions, limitations and/or restrictions, including any of the foregoing, are applicable to you.

PERFORMANCE INFORMATION

From time to time the Trust may make available certain information about the performance of some or all of the classes of shares of some or all of the Funds. Information about a Fund’s performance is based on that Fund’s record to a recent date and is not intended to indicate future performance.

The total return of classes of shares of Funds may be included in advertisements or other written material. When a Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund, or for other periods as permissible under applicable regulation, as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the Fund (if any) restated to reflect any different operating expenses (such as different administrative fees) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Fund’s advertisements may also show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

The Trust may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than a Fund’s actual net investment income for that period.

Performance information is computed separately for each class of a Fund. The Trust may, from time to time, include the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective investors. Each Fund may from time to time include in advertisements the ranking of the Fund’s performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services or other firms as having the same investment goals. Information provided to any newspaper or similar listing of a Fund’s net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their prospectus and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Performance information for a Fund may be compared in advertisements, sales literature, and reports to shareholders to (i) various indices so that investors may compare a Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs.

In its advertisements and other materials, a Fund may compare the returns over periods of time of investments in equities, debt and treasury bills to each other and to the general rate of inflation.

A Fund may also compare the relative historic returns and range of returns for an investment in each of equities, debt and treasury bills to a fund that blends all three investments.

A Fund may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years.

A Fund may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans.

Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron’s, Pensions and Investments, Forbes, Smart Money, The New York Times, Kiplinger’s Personal Finance, Fortune, Money Magazine, Morningstar and Lipper. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Trust. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of a Fund. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

Each Fund intends to qualify annually, and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. To be taxed as a RIC, each Fund electing to be a RIC generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or in two or more controlled issuers in the same or similar trades or businesses or in certain publicly traded partnerships; and (c) distribute (or be deemed to distribute pursuant to the consent dividend procedure described below) each taxable year dividends of an amount at least equal to the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) reported by a Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund electing to be a RIC intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. Each Fund may utilize the consent dividend provisions of the Code to make deemed distributions. Provided that all shareholders agree in a consent filed with the return of each Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution and taxed just as any other distribution paid in money and reinvested back into each Fund with a corresponding increase in cost basis for the shareholder. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, a Fund subject to the excise tax must distribute (or be deemed to have distributed) during each calendar year an amount at least equal to the sum of, (i) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed or taxed to the Fund during such years. To avoid application of the excise tax, each Fund subject to the excise tax intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares; any amounts distributed in excess of such basis will be taxable to the shareholder in the same manner as a sale or exchange of such shares.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends which generally are taxable to shareholders as ordinary income (except to the extent that they are “qualified dividends”), even though those distributions might otherwise, at least in part, have been treated in the shareholders’ hands as long-term capital gains. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets in order to qualify as a RIC in a subsequent year.

Distributions

All dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid from a Fund’s investment company taxable income (which includes any net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will generally not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Dividends paid by a Fund may be eligible for the corporate dividends received deduction to the extent derived from dividends received by a Fund from domestic corporation and assuming certain holding period and other requirements are satisfied. Because many companies in which certain Funds invest do not pay significant dividends on their stock, such Funds will generally not derive significant amounts of qualified dividend income that would be eligible for the corporate dividends received deduction. Distributions of net capital gains, if any, reported as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the shares and are not eligible for the corporate dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts on long-term capital gains and on certain qualified dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualified dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a holding period of more than 60 days with respect to any distributions of qualified dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in REITs, bonds, and other debt instruments and swaps generally will not qualify for the lower rates. Further, because many companies in which certain Funds invest do not pay significant dividends on their stock, such Funds will not generally derive significant amounts of qualified dividend income that would be eligible for the lower rate on qualified dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sales of Shares

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares before January 31 of the calendar year following the calendar year in which the original stock was disposed of at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

Each Fund (or its administrative agent) is required to report to the Internal Revenue Service (“IRS”) and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding

Each Fund may be required to withhold tax at the current rate of 24% from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

The diversification requirements applicable to each Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures and forward contracts, and swap agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “Section 1256 contracts.” Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (60/40) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Funds are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code that is applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of the Fund as a RIC might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements.

The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Short sales may also be subject to the “Constructive Sales” rules, discussed below.

Debt Obligations at Risk of Default

Investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.

Recent Tax Legislation

Under tax legislation that was signed into law in December 2017, the Trust and the instruments in which it invests will generally be subject to certain leverage limitations regarding the deductibility of interest expense.  The tax legislation may, pending further regulatory guidance, require the Trust to accrue market discount currently and to otherwise recognize income for tax purposes no later than the time the Trust recognizes it for financial reporting purposes.  The recent tax legislation may also require the Trust to recognize accumulated undistributed earnings of foreign corporations (if any) in which the Trust was invested in 2017 if ownership levels exceeded certain thresholds. Under recent tax legislation, individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Currently, there is not a mechanism for regulated investment companies to pass through the 20% deduction to shareholders although it is possible that a legislative or regulatory approach to do so may be provided in the future. As a result, in comparison, investors investing directly in REITs or publicly traded partnerships would generally be eligible for the 20% deduction for such taxable income from these investments while investors investing in REITs or publicly traded partnerships indirectly through a Fund would not be eligible for the 20% deduction for their share of such taxable income. The effects on the Trust of these and other provisions of the tax legislation remain uncertain at this time pending regulatory guidance.

Passive Foreign Investment Companies

The Funds may invest in the stock of foreign corporations, which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if 75% or more of its gross income is passive income as defined in Section 1297 of the Code, or if 50% or more of the value of its assets either produce or are held for the production of passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by a Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. Alternatively, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Each Fund’s intention to qualify annually as a RIC may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs a Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by a Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified whether the foreign taxes paid by the Fund will “pass-through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of the Fund. In that case, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. For individuals foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Market Discount

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high yield/high risk corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or as OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is generally “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included in ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by a Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. In addition, ordinary income distributions from a REIT generally do not qualify for the lower rate on “qualifying dividends.” Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds intend to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV.

Constructive Sales

Under certain circumstances, a Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

Non-U.S. Shareholders

Withholding of Income Tax on Dividends: Dividends paid (including distributions of any net short-term capital gains) on shares beneficially held by a person who is a “foreign person” within the meaning of the Code are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if the dividends are effectively connected with the conduct by a beneficial holder of a trade or business in the United States, the dividend will generally be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will generally not be subject to withholding of U.S. federal income tax.

Dividends that are properly reported by a Fund as interest-related dividends or short-term capital gain dividends attributable to certain U.S. source interest or short-term capital gains received by a Fund may not be subject to U.S. federal income tax when received by certain foreign shareholders, provided the Fund properly reports such amounts and certain conditions are met. However, it is not anticipated that a substantial portion of the income and gains of the Funds will be eligible for this potential exemption from withholding. Additionally, depending on the circumstances, a Fund may designate all, some or none of such Fund’s potentially eligible dividends as eligible for this potential exemption.

Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a trade or business in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

A Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a foreign shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If the Fund is a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a foreign shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. A Fund will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a foreign shareholder that owns more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. Even if a foreign shareholder does not own more than 5% of the Fund’s shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and may be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will generally be imposed at graduated rates as in effect at that time on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

The availability of reduced U.S. taxation pursuant to a treaty or an applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and any applicable treaty or convention.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (qualifying federal obligations). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund’s dividend distribution that is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Individual Retirement Accounts

An investor may establish an individual retirement account (“IRA”) to invest in the Fund. An IRA enables individuals, even if they participate in an employer-sponsored plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Deductions for IRA contributions may be limited or eliminated for individuals who participate in certain employer pension plans and/or whose annual income exceeds certain limits. Existing IRAs and future contributions up to the maximum permitted, whether deductible or not, earn income on a tax-deferred basis.

Certain individuals may make contributions to Roth IRAs. These contributions are non-deductible, but distributions from a Roth IRA may be tax free. Limited non-deductible contributions may be made to a Coverdell Education Savings Account (“ESA”) (formerly known as an Education IRA). To the extent that distributions from an ESA do not exceed a beneficiary’s “qualified higher education expenses,” they are not taxable. Shareholders may only establish a Roth IRA or an ESA if they are below certain maximum income levels.

For more information about an IRA account, contact the Trust’s customer service at (800) 722-2333. Shareholders are advised to consult their tax advisers on IRA contribution, withdrawal and rollover requirements and restrictions.

Administrative Services

Under an Administration and Shareholder Services Agreement with the Fund (“Administration Agreement”), Pacific Life (the “Administrator”), 700 Newport Center Drive, Newport Beach, CA 92660, performs or procures certain administrative, transfer agency, shareholder services and support services for the Funds. These services include, but are not limited to, services necessary to organize the Trust and permit the Trust to conduct business as described in its registration statement, coordination of matters relating to the operations of the Funds among the portfolio managers, the custodian, transfer agent, accountants, attorneys, sub-administrators and other parties performing services or operational functions for the Funds; including valuation of the Funds, maintenance of the Funds’ books and records, preparation of shareholder reports and regulatory and tax filings, arranging for meetings of the Board of Trustees, responding to shareholder inquiries and transaction instructions, and other services necessary for the administration of the Funds’ affairs.

For the services provided by the Administrator under the Administration Agreement, each Fund pays to the Administrator a fee based on the average daily net assets of each Fund’s respective share class at an annual rate of:

Fund	Share Class	Administration Fee
Pacific Funds Diversified Income	Advisor Class	0.30%
Pacific Funds Ultra Short Income	Advisor Class	0.30%
Pacific Funds Ultra Short Income	Class I	0.15%

In addition, the Funds will compensate Pacific Life and PLFA, on an approximate cost basis, for legal, accounting and compliance personnel of Pacific Life and PLFA, including individuals who may be officers of the Funds, for the time spent providing assistance, coordination and supervision in connection with certain of the administrative services provided to the Funds (“Support Services”). It is not intended that Pacific Life and PLFA will profit from these Support Services.

The Trust paid or owed to Pacific Life and/or PLFA [$          ] for [            ]. Although these amounts were charged for these periods, the amounts may have been reimbursed in whole or in part under the applicable expense caps in place for those periods.

Under the Administration Agreement, the Trust bears all expenses that are incurred in its operations and not specifically assumed by the Administrator. Expenses to be borne by the Funds, include, but are not limited to: organizational expenses and expenses of maintaining the Trust’s legal existence, costs of services of independent registered public accounting firm (including the performance of audits and the preparation of financial statements and reports) and legal and tax counsel (including such counsel’s assistance with preparation and review of the Trust’s registration statement, proxy materials, federal and state tax qualification as a regulated investment company and other reports and materials prepared by the Administrator); expenses of overseeing the Trust’s regulatory compliance program; costs of any services contracted for by the Funds directly from parties other than the Administrator; costs of trading operations and brokerage fees, commissions and transfer taxes in connection with the purchase and sale of securities; investment advisory fees; taxes, insurance premiums, interest on borrowed funds, and other fees and expenses applicable to its operations; costs related to the custody of the Funds’ assets (including custody of assets outside of the United States); costs incidental to any meetings of shareholders including, but not limited to, legal and accounting fees, proxy filing fees and the costs of preparation, printing and mailing of any proxy materials; costs incidental to Board meetings, including fees and expenses of Board members; the salary and expenses of any officer, Trustee or employee of the Trust (except any such officer, trustee or employee who is an officer, employee, trustee or director of the Administrator or an affiliate of the Administrator); costs incidental to the preparation, printing and distribution of the Trust’s registration statements and any amendments thereto and shareholder reports; cost of typesetting and printing of Prospectus; cost of preparation and filing of the Funds’ tax returns, and all filings, notices, registrations and amendments associated with applicable federal, state and foreign tax and securities laws; all applicable registration fees and filing fees required under federal and state securities laws; fidelity bond and directors’ and officers’ liability insurance; and costs of independent pricing services used in computing each Funds’ NAV.

Under a Sub-Administration and Accounting Services Agreement (“Sub-Administration Agreement”) among the Trust, the Administrator, and BNY Mellon Investment Servicing (US) Inc. (“BNY”), 4400 Computer Drive, Westborough, MA 01581, BNY performs certain administrative and accounting services for the Trust. These services include, among others, preparing shareholder reports, providing statistical and research data, assisting the Funds and their managers with compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, BNY prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds. The Administrator is responsible for compensating BNY for the services it provides under the Sub-Administration Agreement, except that the Fund is responsible for out-of-pocket expenses and independent security market quotes as specified in that Agreement.

Transfer Agency and Custody Services

BNY serves as the transfer agent, registrar and dividend disbursing agent of the Trust pursuant to a Transfer Agency Services Agreement among the Trust, BNY, and Pacific Life (the “Transfer Agency Agreement”). Under the Transfer Agency Agreement, BNY, among other things, effects shares issuances and redemptions, maintains the Trust’s share register, prepares and certifies shareholder lists for mailings, pays dividends and distributions, establishes shareholder accounts and performs certain shareholder servicing functions. Pacific Life is responsible for procuring transfer agency services for the Trust. Responsibility for fees and charges under the Transfer Agency Agreement are allocated between the Trust and Pacific Life by a separate agreement between those two parties, and the Trust compensates BNY for maintaining a system that allows financial intermediaries to access account information, and make inquiries and transactions, with respect to their clients who are shareholders of the Trust and have authorized such activity.

Pursuant to a Custodian Services Agreement entered into between the Trust and The Bank of New York Mellon (“BNY Mellon”), BNY Mellon provides asset custody services including safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Trust’s investments, and maintaining the required books and accounts in connection with such activity. BNY Mellon will place and maintain foreign assets of the Trust in the care of eligible foreign custodians determined by BNY Mellon and will monitor the appropriateness of maintaining foreign assets with eligible custodians, which does not include mandatory securities depositories. The Trust is responsible for compensating BNY Mellon for the services it provides under the Custodian Services Agreement.

Capitalization

The Trust is a Delaware statutory (formerly business) trust established under a Declaration of Trust dated May 21, 2001. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value. The Board of Trustees may establish additional Funds (with different investment goals and fundamental policies) and additional classes of shares within each Fund at any time in the future without approval of shareholders. Establishment and offering of additional Funds will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of that Fund.

Shareholder and Trustee Liability

Under the Trust’s organizational documents, shareholders may not be held personally liable for the liabilities and obligations of any Fund or the Trust. A shareholder of any Fund held to be personally liable solely by reason of being a shareholder of such Fund and not because of his or her acts or omissions or for some other reason, shall be held harmless and indemnified out of the applicable Fund’s assets for all loss and expense arising from such liability.

In addition, the Trust’s organizational documents, the Trustees and the officers of the Trust shall be advanced expenses, held harmless and indemnified in certain circumstances in connection with their service to the Trust. However, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard. In addition, the Trust has entered into an agreement with each Trustee which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Independent Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Trust to the fullest extent authorized by its organizational documents, state law, the 1940 Act and 1933 Act.

Control Persons and Principal Holders of Securities

Generally, a shareholder who owns more than 25% of the outstanding shares of a Fund could be deemed to “control” the voting securities of the particular Fund, as such term is defined in the 1940 Act.  The Funds have not commenced operations as of the date of this SAI and therefore no control persons or principal holders of the Funds’ securities are disclosed.

Voting Rights

Shareholders of each Fund are given certain voting rights as described in the Trust’s Declaration of Trust and By-Laws. Each share of each Fund will be given one vote.

Under the Declaration of Trust and applicable Delaware law, the Funds are not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders’ meetings unless required by law, although special meetings may be called for a specific Fund, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended Advisory Agreement or sub-advisory agreement. In this regard, the Funds will be required to hold a shareholders’ meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, less than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee at any meeting of shareholders. The Trust’s shares do not have cumulative voting rights. Consistent with applicable law, the Board of Trustees may cause a Fund to dissolve or enter into reorganizations without the approval of shareholders.

Financial Statements

Because Pacific Funds Diversified Income and Pacific Funds Ultra Short Income have not yet commenced operations, no financial statements are available for these Funds.

Independent Registered Public Accounting Firm

[              ] serves as the independent registered public accounting firm for the Trust. The address of [          ] is [      ]. [             ] provides audit services and review of certain documents to be filed with the SEC.

Counsel

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as outside counsel to the Trust.

Code of Ethics

The Trust, the Adviser, PSD and each Manager have adopted codes of ethics designed to meet the requirements of Rule 17j-1 of the 1940 Act which have been approved by the Trust’s Board of Trustees. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of the Adviser, PSD or Managers who regularly have access to information about securities purchased for the Trust, to invest in securities for their own accounts. This could include securities that may be purchased by Funds of the Trust. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Trust. The Trust’s Code of Ethics requires reporting to the Board of Trustees on compliance violations.

Proxy Voting Policies and Procedures

The Board has delegated proxy voting responsibilities with respect to each Fund to such Fund’s Manager, subject to the Board’s general oversight, with the direction that proxies should be voted consistent with the Fund’s best interests as determined by the Manager and applicable regulations. Each Manager has adopted its own Proxy Voting Policies and Procedures (“Policies”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund and the interests of the Manager and its affiliates. Due to the nature of the assets in which certain of the Funds invest (e.g., debt, currency, or derivatives), actions requiring proxy voting may not arise. In the event that proxy voting is required, the Manager’s Policies would apply.

The Policies set forth each Manager’s general position on various proposals. However, a Manager may, consistent with the Fund’s best interests, determine under some circumstances to vote contrary to those positions. The Policies on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Policies may reflect a voting position that differs from the actual practices of other investment companies or advisory clients for which a Manager or its affiliates serve as investment manager. Because each Manager will vote proxies consistent with its own Policies, it is possible that different Funds will vote differently on the same proposals or categories of proposals.

Set forth in the Appendices are the Policies for each Manager, as prepared and provided by each Manager. Generally, information regarding how each Fund has voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30 is available after filing, without charge, (i) on the Trust’s website at www.PacificLife.com/PacificFunds.html, and (ii) on the SEC’s website at http://www.sec.gov.

Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith (and including specifically all applicable Codes of Ethics), are on file with and may be examined at the offices of the SEC in Washington, D.C. Their website address is www.sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

APPENDIX A

Description of Fixed Income/Debt Instrument Ratings

Three of the most common nationally recognized statistical rating organizations (“Rating Agencies”) are Standard & Poor’s Rating Services (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). Information regarding ratings from each of these Rating Agencies is listed below.

If the Rating Agencies assign different ratings to the same security, a Fund may use the highest rating for purposes of determining an instrument’s credit quality for investment grade, and may use the lowest rating for purposes of determining an instrument’s credit quality for non-investment grade.

Long-Term Ratings

Long-term debt instruments include notes, bond, loans and other debt instruments generally with maturities in excess of thirteen months as defined more specifically by each Rating Agency.

Investment Grade

Standard & Poor’s

(The ratings from ‘AA’ to ‘BBB’ may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories.)

AAA                                             An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA                                                      An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A                                                               An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB                                             An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Moody’s

(Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.)

Aaa Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa                                                        Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A                                                               Obligations rated ‘A’ are judged to be upper-medium grade and are subject to low credit risk.

Baa                                                 Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Fitch

(The ratings from ‘AA’ to ‘BBB’ may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories.)

AAA                                             Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA                                                      Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A                                                               High Credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB                                             Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Non-Investment Grade

Standard & Poor’s

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

(The ratings from ‘BB’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories.)

BB                                                      An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B                                                               An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC                                             An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC                                                      An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C                                                               An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D                                                               An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s

(Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.)

Ba                                                        Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.

B                                                               Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa                                                 Obligations rated ‘Caa’ are judged to be speculative of poor standing and are subject to very high credit risk.

Ca                                                        Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C                                                               Obligations rated ‘C’ are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Fitch

(The ratings from ‘BB’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories.)

BB                                                      Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B                                                               Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC                                             Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC                                                      Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C                                                               Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Short-Term Ratings

Short-term instruments include those instruments such as commercial paper and other instruments with maturities of thirteen months or less as defined more specifically by each Rating Agency.

Standard & Poor’s

A-1                                                    A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2                                                    A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3                                                    A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B                                                               A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C                                                               A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D                                                               A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s

P-1                                                     Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2                                                     Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3                                                     Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP                                                       Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

F1                                                         Highest credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2                                                         Good credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3                                                         Fair credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B                                                               Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C                                                               High short-term default risk. Default is a real possibility.

RD                                                      Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D                                                               Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

Pacific Asset Management

Proxy Voting Policies and Procedures

Last Updated

September 22, 2017

Summary

Investment advisers are required to implement policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, Pacific Asset Management’s proxy voting policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in applicable Department of Labor guidance.

Pacific Asset Management’s authority to vote proxies for clients is established by the Investment Management Agreement “IMA” or comparable documents. Pacific Asset Management (“PAM”) manages fixed income strategies; therefore the volume of proxies is relatively low.

Policy

PAM generally follows the voting guidelines included in this Policy; however each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the IMA or comparable document, and all other relevant facts and circumstances at the time of the vote to ensure that proxies are voted in the best interest of clients.

Conflicts of Interest

PAM takes reasonable measures to identify the existence of any material conflicts of interest related to voting proxies. A potential conflict of interest may exist when PAM votes a proxy for an issuer with whom:

•                                          PAM maintains a material business relationship

•                                          PAM Senior Management or Portfolio Manager(s) maintain a personal relationship

Conflicts based on material business relationships or dealings with affiliates of PAM will only be considered to the extent that PAM has actual knowledge of such material business relationships. PAM employees are periodically reminded of their obligation to be aware of the potential for conflicts of interest with respect to voting proxies both as a result of business or personal relationships and to bring potential and actual conflicts of interest to the attention of the PAM CCO. Additionally, officers of PAM, including the Portfolio Managers and Senior Managing Directors, are required to complete an annual conflicts of interest statement to self-report certain activities, relationships and personal interests that may create, or appear to create and actual or potential conflict of interest. PAM will not vote proxies relating to such issuers identified as being involved in a potential conflict of interest until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented. When a material conflict of interest exists, PAM will choose among the following options to eliminate such conflict:

•                                          Vote in accordance with the Voting Guidelines, if the voting scenario is covered in the Voting Guidelines and involves little or no discretion;

•                                          If possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict;

•                                          If practical, notify affected clients of the conflict of interest and seek a waiver of the conflict for the proxy to be voted;

•                                          If agreed upon in writing with the client, forward the proxies to the affected client or their designee and allow the client or their designee to vote the proxies.

The resolution of all potential and actual material conflicts of interest issues is documented in order to demonstrate that PAM acted in the best interest of its clients.

Abstaining from Proxy Voting

There are times when PAM may choose to abstain from voting a proxy because the cost of voting the proxy is believed to outweigh the expected benefit to the client. PAM may abstain or refrain from voting a proxy under certain circumstances. These include:

•                                          When the cost of voting the proxy outweighs the benefits or is otherwise impractical;

•                                          International constraints for timing and meeting deadlines; and

•                                          Restrictions on foreign securities including shareblocking (restrictions on the sale of securities for a period of time in proximity to the shareholder meeting)

Any proxies that PAM chooses not to vote will be documented along with the rationale prior to the date of the shareholder’s meeting for that particular proxy.

Client Instruction

Under certain circumstances a client may delegate proxy voting authority to PAM and provide PAM with specific voting instructions. The IMA must reflect the terms and conditions of the arrangement. As agreed to in the IMA, PAM will vote in accordance with the Client’s specific instructions which may or may not align with the policy. Clients should be aware that providing specific instructions to PAM may result in voting that may be contrary to how PAM would have voted using the Voting Guidelines or their own analysis.

Differences in Proxy Vote Determinations

PAM may determine that specific circumstances require that proxies be voted differently among accounts due to the accounts’ Investments Guidelines or other distinguishing factors. PAM may from time to time reach contrasting but equally valid views on how best to maximize economic value in respect to a particular investment. This may result in situations in which a client is invested in portfolios with dissimilar proxy outcomes. In those situations, the other portfolios may be invested in strategies having distinctive investment objectives, investment styles or investment professionals.  However, PAM generally votes consistently on the same matter when securities of an issuer are held by multiple Client Accounts. Any differences among proxies for other portfolios will be reviewed, approved and documented by senior management and PAM CCO prior to the vote being cast.

Client Disclosure and Availability of Proxy Voting Policies and Procedures

PAM provides a copy of its proxy voting policy and procedures to clients upon request. Clients can obtain information on how proxies were voted for their account upon request. Compliance provides proxy filing information to the advisors of 40 Act Accounts as requested for the purpose of filing proxy information annually with the SEC.

Voting Guidelines

Proxy proposals generally fall into one of the three following categories:  routine business matters, social issues, and business proposals.

•                                          Routine business matters are defined as those which do not change the structure, by-laws, or operations of the corporation. PAM generally votes with the recommendations of a company’s Board of Directors on routine business matters that are standard or non-controversial and will generally vote for proposals that are reflective of reasonable and equitable corporate standards.

•                                          Social issues appear in proxy proposals that attempt to deal with activities of social conscience.  Shareholders’ groups sometimes submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent. As a fiduciary, PAM must serve exclusively the financial interests of its clients. PAM will support management in areas where acceptable efforts are made on behalf of special interest of social conscience, which are not detrimental to clients.  PAM believes the burden of social responsibility rests with management.

•                                          Business proposals are resolutions that change the status of the corporation, its individual securities, or the ownership status of those securities.  PAM will vote in favor of business proposals as long as the client position or value is either preserved or enhanced.

Procedures

All proxies are sent to the appropriate PAM Portfolio Manager or analyst responsible for the security held in a Client Account for their review and recommendation.  They research the implications of proxy proposals and make voting recommendations specific for each account that holds the related security. PAM uses information gathered from research, company management, PAM Portfolio Managers and outside shareholder groups to reach voting decisions. In determining how to vote proxy issues, PAM votes proxies in a manner intended to protect and enhance the economic value of the securities held in Client Accounts.

Proxies in certain Client Accounts are voted using a proxy management system called ProxyEdge. ProxyEdge is used exclusively to assist with the administrative processes for proxy voting such as tracking and management of proxy records, vote execution, reporting, and auditing. ProxyEdge generates a variety of reports and makes available various other types of information to assist in the review and monitoring of votes cast.  The holdings in certain Client Accounts are electronically sent to the ProxyEdge system automatically by the custodians to ensure that PAM is voting the most current share position for clients. Once Compliance receives email notification from ProxyEdge that there are proxies in the system to be voted, a ballot is created as a distributable unmarked ballot and sent via email to the respective Portfolio Managers for their vote selection. The Portfolio Managers respond with their selections.  Compliance has the responsibility to vote the proxies according to the Portfolio Manager selections. Once voted, an email is sent via ProxyEdge to the client, Client Account Custodian or third party as defined in the IMA confirming that Client Account proxies have been voted. An email is received from ProxyEdge confirming the vote was submitted.

For those Client Accounts not on the ProxyEdge system, all custodian banks and trustees are notified of their responsibility to forward to Compliance all proxy materials. When Compliance is notified of an upcoming proxy for the accounts on ProxyEdge, the proxy material is verified to have been received for the accounts not on ProxyEdge as well. If an expected proxy is not received by the voting deadline, Compliance will direct the custodian or trustee to vote in accordance with PAM’s instructions.  The final authority and responsibility for proxy voting remains with PAM.

Oversight Controls

PAM Compliance reviews the proxy votes casted to make sure PAM is following the proxy voting policies and procedures by:

•                                          Reviewing no less than annually the adequacy of the proxy voting policies and procedures to make sure that they have been implemented effectively, including whether the policies continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

Cross Reference / Source

•                                          Rule 206(4)-6 of the Advisors Act

•                                          Fiduciary Duty

•                                          Contractual Requirements

•                                          Department of Labor Interpretive Bulletin 2008-2, 29 C.F.R. 2509.08-2 (Oct. 17, 2008)

APPENDIX C

Cadence

Statement of Policies and Procedures for Proxy Voting

January 9, 2019

Proxies are assets of Cadence’s Clients that must be voted with diligence, care, and loyalty. Cadence will vote each proxy in accordance with its fiduciary duty to its Clients. Cadence will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, Cadence will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities.

Exercise of shareholder voting rights is an investment decision.  Accordingly, it is the responsibility of Cadence’s Chief Compliance Officer to ensure that voting decisions are organized and conducted in accordance with portfolio objectives, and any applicable legal requirements and client expectations, if any.  In order to ensure that this obligation is carried out, Cadence’s Chief Compliance Officer shall designate an employee to be responsible for all aspects of the exercise of shareholder rights (the “Proxy Voting Designee”).

Cadence has retained ISS Governance Services (“ISS”) to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The Proxy Voting Designee manages Cadence’s relationship with ISS. The Proxy Voting Designee ensures that ISS votes all proxies according to Clients’ specific instructions and Cadence’s general guidance.

Cadence’s Chief Compliance Officer or her designee shall also review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third-party services.

Absent specific Client instructions, Cadence has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

•                  Cadence has adopted ISS’s Voting Guidelines (the “Voting Guidelines”).  The Voting Guidelines address routine as well as significant matters commonly encountered.  The Voting Guidelines permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances.

•                  Cadence may instruct ISS to vote in a manner that is inconsistent with the Voting Guidelines or ISS’s recommendation upon a client’s request.  Investment professionals deviating from these recommendations must provide the CCO with a written explanation of the reason for the deviation, as well as a representation that the Employee and Cadence are not conflicted in making the chosen voting decision.

•                  Cadence will not neglect its proxy voting responsibilities, but it may review various criteria associated with voting proxies and evaluate the expected benefit to our clients when making an overall determination on how or whether to vote a proxy.  In addition, Cadence may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: (1) securities that have been lent by the custodian; (2) proxy statements and ballots that are written in a foreign language; (3) untimely notice of a shareholder meeting; (4) requirements to vote proxies in person; (5) restrictions on foreign investors’ ability to exercise votes; (6) requirements to provide local agents with power of attorney to facilitate the voting instructions.  Such proxies are voted on a best-efforts basis.

Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks.  Absent compelling reasons, Cadence believes the benefit to its clients of exercising voting

C-1

rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required Cadence generally abstains from voting.

•                  ISS will retain the following information in connection with each proxy vote and provide it to Cadence upon request and at least annually for each client:

•                  The Issuer’s name;

•                  The security’s ticker symbol or CUSIP, as applicable;

•                  The shareholder meeting date;

•                  The number of shares that Cadence voted;

•                  A brief identification of the matter voted on;

•                  Whether the matter was proposed by the Issuer or a security-holder;

•                  Whether Cadence cast a vote;

•                  How Cadence cast its vote (for the proposal, against the proposal, or abstain); and

•                  Whether Cadence cast its vote with or against management.

•                  The Proxy Voting Designee is also responsible to retain a log describing the resolution of any conflicts of interest between Cadence and its clients.  Such log should provide adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients.

•                  If Cadence votes the same proxy in two directions, the Proxy Voting Designee will maintain documentation describing the reasons for each vote (e.g., Cadence believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

•                  Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

•                  Proxies received after a Client terminates its advisory relationship with Cadence will not be voted. The Proxy Voting Designee will promptly return such proxies to the sender, along with a statement indicating that Cadence’s advisory relationship with the Client has terminated, and that future proxies should not be sent to Cadence.

•                  Paragraph (c)(2) of Rule 204-2 under the Advisers Act requires Cadence to maintain certain books and records associated with its proxy voting policies and procedures. Cadence’s recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual. The Proxy Voting Designee will ensure that Cadence complies with all applicable recordkeeping requirements associated with proxy vote.

C-2

PACIFIC FUNDS SERIES TRUST

Part C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)(a)	Amended and Restated Declaration of Trust[71]

(b)	No Longer Applicable

(c)	No Longer Applicable

(d)	No Longer Applicable

(e)	No Longer Applicable

(f)	No Longer Applicable

(a)(2)(a)	Certificate of Amendment to the Amended and Restated Certificate of Trust[59]

(b)	By-Laws [71]

(c)	Certificates for Shares will not be issued. Articles III, V and VI of the Declaration of Trust and Article II of the By—Laws define the rights of holders of the Shares

(d)(1)(a)	Investment Advisory Agreement[3]

(b)	No Longer Applicable

(c)	Addendum to Investment Advisory Agreement (PF PIMCO Inflation Managed Fund)[10]

(d)	Addendum to Investment Advisory Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[16]

(e)	Addendum to Investment Advisory Agreement (PF Lazard Mid—Cap Value Fund and PF Van Kampen Real Estate Fund)[18]

(f)	Addendum to Investment Advisory Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF Fasciano Small Equity Fund)[21]

(g)	Addendum to Investment Advisory Agreement (PF Loomis Sayles Large-Cap Growth Fund)[24]

(h)	Addendum to Investment Advisory Agreement (PF AllianceBernstein International Value Fund) [25]

(i)	Consent of Transfer of Advisory Agreement (Pacific Life Fund Advisors LLC (PLFA))[30]

(j)	Addendum to Investment Advisory Agreement (PL Small-Cap Value Fund)[31]

(k)	Addendum to Investment Advisory Agreement (PL Floating Rate Loan Fund)[32]

(l)	Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[41]

(m)	No Longer Applicable

(n)	Schedule A to Advisory Agreement (PL Income Fund)[40]

(o)	Schedule A to Advisory Agreement (PL Floating Rate Income Fund)[42]

(p)	No Longer Applicable

(q)	Schedule A to Advisory Agreement (PL Income Series Funds)[44]

(r)	Schedule A to Advisory Agreement—PL Emerging Markets Debt Fund (EMD)[47]

(s)	No Longer Applicable

(t)	Schedule A to Advisory Agreement—PL Currency Strategies Fund, PL Global Absolute Return Fund and PL Precious Metals Fund (PL Alts)[49]

(u)	No Longer Applicable

(v)	No Longer Applicable

(w)	Schedule A to Advisory Agreement (PL Limited Duration High Income Fund)[52]

(x)	Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[52]

(y)	Schedule A to Advisory Agreement (PL Diversified Alternatives Fund)[53]

(z)	No Longer Applicable

(d)(1)(aa)	Schedule A to Advisory Agreement (PF International Small-Cap Fund)[57]

(bb)	Advisory Fee Waiver Agreement—PF International Small-Cap Fund[57]

(cc)	Advisory Fee Waiver Agreement (PF Inflation Managed Fund)[59]

(dd)	Advisory Fee Waiver Agreement (PF Equity Long/Short Fund)[59]

(ee)	Amendment to Investment Advisory Agreement[60]

(ff)	Schedule A to Advisory Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[60]

(gg)	Schedule A to Advisory Agreement (PF Mid-Cap Value Fund)[61]

(hh)	Advisory Fee Waiver Agreement (Breakpoints)[62]

(ii)	No Longer Applicable

(jj)	No Longer Applicable

(kk)	No Longer Applicable

(ll)	No Longer Applicable

(mm)	Amendment to Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[63]

(nn)	Schedule A to Advisory Agreement (Rothschild Funds)[63]

(oo)	Advisory Fee Waiver Agreement (Pacific Funds Large-Cap)[63]

(pp)	No Longer Applicable

(qq)	No Longer Applicable

(rr)	No Longer Applicable

(ss)	Amendment to Advisory Fee Waiver Agreement (Pacific Funds Large-Cap)[69]

(tt)	No Longer Applicable

(uu)	No Longer Applicable

(vv)	No Longer Applicable

(ww)	Amendment to Advisory Fee Waiver Agreement (PF Equity Long/Short Fund)[69]

(xx)	Schedule A to Advisory Agreement[71]

(d)(2)	No Longer Applicable

(d)(3)	No Longer Applicable

(d)(4)	No Longer Applicable

(d)(5)(a)	Fund Management Agreement—Pacific Investment Management Company LLC (PIMCO)[3]

(b)	Fee Schedule to Fund Management Agreement—PIMCO[14]

(c)	Addendum to Fund Management Agreement—PIMCO[20]

(d)	Addendum to Fund Management Agreement— PIMCO[24]

(e)	Consent to Transfer and Amend the Fund Management Agreement—PIMCO[30]

(f)	Amendment No. 4 to Fund Management Agreement—PIMCO[32]

(g)	Amendment No. 5 to the Fund Management Agreement—PIMCO[52]

(h)	Amendment to the Fund Management Agreement—PIMCO[56]

(i)	Amendment No. 8 to Fund Management Agreement—PIMCO[57]

(j)	Amendment No. 9 to Fund Management Agreement—PIMCO[61]

(d)(6)(a)	Fund Management Agreement—Salomon Brothers Asset Management Inc (Salomon)[6]

(b)	Addendum to Fund Management Agreement—Salomon[20]

(c)	Fund Management Agreement—Salomon[26]

(d)	Notice and Consent to Transfer Fund Management Agreement—From Salomon Brothers Asset Management Inc to ClearBridge Advisors LLC[28]

(e)	Consent to Transfer Fund Management Agreement—ClearBridge Advisors LLC[30]

(f)	Fee Schedule to Fund Management Agreement—ClearBridge Advisors LLC[31]

(g)	Amendment No. 2 to Fund Management Agreement—ClearBridge Investments, LLC (ClearBridge)[66]

(d)(7)	No Longer Applicable

(d)(8)(a)	Fund Management Agreement—MFS Investment Management (MFS)[4]

(b)	Addendum to Fund Management Agreement—MFS[16]

(c)	Addendum to Fund Management Agreement—MFS[24]

(d)	Addendum to Fund Management Agreement—MFS[26]

(e)	Addendum to Fund Management Agreement—MFS[26]

(f)	Addendum to Fund Management Agreement—MFS[28]

(g)	Consent to Transfer Fund Management Agreement—MFS[30]

(h)	Amendment to Fund Management Agreement—MFS[41]

(i)	Amendment to Fund Management Agreement—MFS[51]

(d)(9)	No Longer Applicable

(d)(10)(a)	No Longer Applicable

(d)(11)(a)	No Longer Applicable

(d)(12)	No Longer Applicable

(d)(13)(a)	Amended and Restated Subadvisory Agreement—OppenheimerFunds, Inc. (Oppenheimer)[54]

(b)	Amendment to the Amended and Restated Subadvisory Agreement—Oppenheimer[60]

(d)(14)(a)	No Longer Applicable

(d)(15)(a)	No Longer Applicable

(d)(16)	No Longer Applicable

(d)(17)	No Longer Applicable

(d)(18)	No Longer Applicable

(d)(19)(a)	Fund Management Agreement—UBS Global Asset Management (Americas) Inc. (UBS)[34]

(b)	Fee schedule to Fund Management Agreement—UBS[36]

(c)	Amendment No. 1 to Fund Management Agreement—UBS[49]

(d)	Amendment No. 2 to Fund Management Agreement—UBS[52]

(e)	Amendment No. 3 to Fund Management Agreement—UBS[55]

(f)	Amendment No. 4 to Fund Management Agreement—UBS[65]

(d)(20)	Sub-Advisory Agreement—Eaton Vance Management[36]

(d)(20)(a)	Amendment No. 1 to Subadvisory Agreement—Eaton Vance Management[49]

(b)	Novation Agreement (Boston Management and Research d/b/a Eaton Vance Investment Managers)[52]

(c)	Amendment No. 2 to Subadvisory Agreement (Eaton Vance Investment Managers)[52]

(d)	Amendment No. 3 to Subadvisory Agreement (Eaton Vance Investment Managers)[66]

(e)	Amendment No. 4 to Subadvisory Agreement (Eaton Vance Investment Managers)[66]

(d)(21)	No Longer Applicable

(d)(21)(a)	No Longer Applicable

(d)(22)(a)	No Longer Applicable

(b)	No Longer Applicable

(d)(23)(a)	Sub-Advisory Agreement—T. Rowe Price Associates, Inc. (T. Rowe)[40]

(b)	Amendment No. 1 to Subadvisory Agreement—T. Rowe[57]

(d)(24)	Sub-Advisory Agreement—Ashmore Investment Management Limited[47]

(d)(25)	No Longer Applicable

(d)(26)(a)	No Longer Applicable

(b)	No Longer Applicable

(d)(27)	No Longer Applicable

(d)(27)(a)	No Longer Applicable

(b)	No Longer Applicable

(d)(28)(a)	No Longer Applicable

(b)	No Longer Applicable

(d)(29)	Subadvisory Agreement—AllianceBernstein L.P.[55]

(d)(30)	Subadvisory Agreement—Lord, Abbett & Co. LLC[55]

(d)(31)	Subadvisory Agreement—Principal Global Investors, LLC, d/b/a Macro Currency Group[55]

(d)(32)(a)	Subadvisory Agreement—Western Asset Management Company (Western Asset)[56]

(d)(32)(b)	Amendment No. 1 to Subadvisory Agreement—Western Asset[57]

(d)(32)(c)	Amendment No. 2 to Subadvisory Agreement—Western Asset Management, LLC (Western Asset)[73]

(d)(33)(a)	Subadvisory Agreement—QS Batterymarch Financial Management, Inc.[57]

(b)	Novation Agreement (QS Investors, LLC)[66]

(d)(34)	Subadvisory Agreement—AQR Capital Management, LLC[60]

(d)(35)	No Longer Applicable

(d)(36)	No Longer Applicable

(d)(36)(a)	No Longer Applicable

(d)(37)(a)	Subadvisory Agreement—Rothschild Asset Management Inc. (Rothschild)[63]

(d)(37)(b)	Subadvisory Fee Waiver Agreement (Pacific Funds Large-Cap)[63]

(d)(37)(c)	Amendment to Subadvisory Fee Waiver Agreement (Pacific Funds Large-Cap)[69]

(d)(37)(d)	Interim Subadvisory Agreement—Rothschild[72]

(d)(37)(e)	Amendment No. 1 to Subadvisory Agreement —Rothschild[73]

(d)(38)	Subadvisory Agreement—Wellington Management Company LLP[69]

(d)(39)	Subadvisory Agreement — Principal Real Estate Investors LLC[72]

(e)(1)(a)	Amended and Restated Distribution Agreement (previously filed as (e)(1)(i))[28]

(b)	No Longer Applicable

(c)	No Longer Applicable

(d)	No Longer Applicable

(e)	No Longer Applicable

(f)	No Longer Applicable

(g)	No Longer Applicable

(h)	No Longer Applicable

(i)	No Longer Applicable

(j)	Amendment to Distribution Agreement[28]

(k)	Schedule A to Amended and Restated Distribution Agreement (PL Small-Cap Value Fund)[31]

(l)	Schedule A to Amended and Restated Distribution Agreement (PL Floating Rate Loan Fund)[32]

(m)	Schedule A to Amended and Restated Distribution Agreement (PL Income Fund)[40]

(n)	Schedule A to Amended and Restated Distribution Agreement (PL Floating Rate Income Fund and C-Shares for PL Income Fund) [42]

(o)	Schedule A to Amended and Restated Distribution Agreement (A and C Shares for PL Floating Rate Income Fund)[45]

(p)	Schedule A to Amended and Restated Distribution Agreement (PL Income Series Funds)[44]

(q)	Schedule A to Amended and Restated Distribution Agreement (EMD)[46]

(r)	Schedule A to Amended and Restated Distribution Agreement (PL Alts)[49]

(s)	Schedule A to Amended and Restated Distribution Agreement (PL Limited Duration High Income)[52]

(t)	Schedule A to Amended and Restated Distribution Agreement (PL Diversified Alternatives Fund)[53]

(u)	Schedule A to Amended and Restated Distribution Agreement (PF International Small-Cap Fund)[57]

(v)	Amendment to Amended and Restated Distribution Agreement[60]

(w)	Schedule A to Amended and Restated Distribution Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[60]

(x)	Schedule A to Amended and Restated Distribution Agreement (PF Mid-Cap Value Fund)[62]

(y)	Schedule A to Amended and Restated Distribution Agreement (Rothschild Funds)[64]

(z)	Schedule A to Amended and Restated Distribution Agreement[66]

(e)(1)(aa)	Schedule A to Amended and Restated Distribution Agreement (Multi-Asset) [72]

(bb)	Schedule A to Amended and Restated Distribution Agreement (fund deletions)[73]

(e)(2)(a)	Form of Selling Group Agreement[62]

(f)(1)(a)	Deferred Compensation Plan[63]

(b)	No Longer Applicable

(c)	No Longer Applicable

(f)(1)(d)	Exhibits to Trustees Deferred Compensation Plan[62]

(g)(1)(a)	Custodian Agreement[6]

(b)	No Longer Applicable

(c)	Addendum to Custodian Agreement (PF PIMCO Inflation Managed Fund)[10]

(d)	Addendum to Custodian Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[16]

(e)	Addendum to Custodian Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[20]

(f)	Addendum to Custodian Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[25]

(g)	Addendum to Custodian Agreement (PF Loomis Sayles Large-Cap Growth Fund)[25]

(h)	Addendum to Custodian Agreement (PF AllianceBernstein International Value Fund)[26]

(i)	Addendum to Custodian Agreement[29]

(j)	Addendum to Custodian Agreement (PL Small-Cap Value Fund)[31]

(k)	Addendum to Custodian Agreement (PL Floating Rate Loan Fund)[32]

(l)	Amendment to Custodian Services Agreement[36]

(m)	Exhibit A to Custodian Services Agreement (PL Income Fund)[41]

(n)	Exhibit A to Custodian Services Agreement (PL Floating Rate Income Fund)[45]

(o)	Agreement Relating to Assignment of Custodian Services Agreement[46]

(p)	Exhibit A to Custodian Services Agreement (PL EMD)[49]

(q)	Exhibit A to Custodian Services Agreement (PL Alts)[49]

(r)	Amendment to Custodian Services Agreement[52]

(s)	Exhibit A to Custodian Services Agreement (PL Limited Duration High Income Fund)[52]

(t)	Exhibit A to Custodian Services Agreement (PL Diversified Alternatives Fund)[56]

(u)	Exhibit A to Custodian Services Agreement (PF International Small-Cap Fund)[58]

(v)	Amendment to Custodian Services Agreement[60]

(w)	Exhibit A to Custodian Services Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[60]

(x)	Exhibit A to Custodian Services Agreement (PF Mid-Cap Value Fund)[62]

(y)	Exhibit A to Custodian Services Agreement (Rothschild Funds)[64]

(z)	Exhibit A to Custodian Services Agreement (Multi-Asset) [72]

(g)(1)(aa)	Exhibit A to Custodian Services Agreement (Pacific Funds)[73]

(g)(2)	Foreign Custody Manager Agreement[6]

(h)(1)(a)	Transfer Agency Agreement[6]

(b)	No Longer Applicable

(c)	Addendum to Transfer Agency Agreement (AML)[9]

(d)	No Longer Applicable

(e)	Addendum to Transfer Agency Agreement (PF PIMCO Inflation Managed Fund)[10]

(f)	Addendum to Transfer Agency Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[16]

(g)	Addendum to Transfer Agency Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[18]

(h)	Addendum to Transfer Agency Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[21]

(i)	Addendum to Transfer Agency Agreement (PF Loomis Sayles Large-Cap Growth Fund)[26]

(j)	Addendum to Transfer Agency Agreement (PF AllianceBernstein International Value Fund)[26]

(k)	Addendum to Transfer Agency Agreement[29]

(l)	Addendum to Transfer Agency Agreement (PL Small-Cap Value Fund)[31]

(m)	Revised Exhibit A to the Transfer Agency Services Agreement (PL Floating Rate Loan Fund)[33]

(n)	Amendment to Transfer Agency Services Agreement[36]

(o)	Amendment to Transfer Agency Services Agreement (PL Income Fund)[40]

(p)	Amendment No. 13 to Transfer Agency Services Agreement[41]

(q)	Amendment to Transfer Agency Services Agreement (PL Floating Rate Income Fund)[45]

(r)	Amendment to Transfer Agency Services Agreement (PL EMD)[49]

(s)	Amendment to Transfer Agency Services Agreement (PL Alts)[49]

(t)	Amendment No. 15 to Transfer Agency Services Agreement[52]

(u)	Amendment No. 16 to Transfer Agency Services Agreement[52]

(v)	Amendment No. 17 to Transfer Agency Services Agreement[56]

(w)	Amendment No. 18 to Transfer Agency Services Agreement[58]

(x)	Amendment No. 19 to Transfer Agency Services Agreement[60]

(y)	Amendment No. 20 to Transfer Agency Services Agreement[63]

(z)	Amendment No. 21 to Transfer Agency Services Agreement[62]

(h)(1)(aa)	Amendment No. 22 to Transfer Agency Services Agreement[64]

(bb)	Amendment No. 23 to Transfer Agency Services Agreement[72]

(cc)	Amendment No. 24 to Transfer Agency Services Agreement[72]

(dd)	Amendment No. 25 to Transfer Agency Services Agreement[73]

(h)(2)(a)	Administration and Shareholder Services Agreement[51]

(b)	No Longer Applicable

(c)	Addendum to Administration and Shareholder Services Agreement (PF PIMCO Inflation Managed Fund)[10]

(d)	Addendum to Administration and Shareholder Services Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[16]

(e)	Addendum to Administration and Shareholder Services Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[18]

(f)	Addendum to Administration and Shareholder Services Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[22]

(g)	Addendum to Administration and Shareholder Services Agreement (PF Loomis Sayles Large-Cap Growth Fund)[24]

(h)	Addendum to Administration and Shareholder Services Agreement (PF AllianceBernstein International Value Fund)[25]

(i)	Addendum to Administration and Shareholder Services Agreement (PL Small-Cap Value Fund)[31]

(j)	Addendum to Administration and Shareholder Services Agreement (PL Floating Rate Loan Fund)[32]

(k)	Amendment No 2 to the Administration and Shareholder Services Agreement (PL Income Fund)[40]

(l)	Amendment No. 3 to the Administration and Shareholder Services Agreement[40]

(m)	Schedule A to Administration and Shareholder Services Agreement (EMD)[47]

(n)	Schedule A to Administration and Shareholder Services Agreement (PL Alts)[49]

(o)	Schedule A to Administration and Shareholder Services Agreement (PL Limited Duration High Income)[52]

(p)	Schedule A to Administration and Shareholder Services Agreement (PL Diversified Alternatives Fund)[56]

(q)	Schedule A to Administration and Shareholder Services Agreement (PF International Small-Cap Fund)[57]

(r)	Amendment to Administration and Shareholder Services Agreement[60]

(s)	Schedule A to Administration and Shareholder Services Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[60]

(t)	Schedule A to Administration and Shareholder Services Agreement (PF Mid-Cap Value Fund)[62]

(u)	Schedule A to Administration and Shareholder Services Agreement (Rothschild Funds)[64]

(v)	Schedule A to Administration and Shareholder Services Agreement[66]

(w)	Schedule A to Administration and Shareholder Services Agreement[70]

(x)	Schedule A to Administration and Shareholder Services Agreement (Multi-Asset) [72]

(y)	Schedule A to Administration and Shareholder Services Agreement (fund deletions)[73]

(h)(3)(a)	Expense Limitation Agreement[70]

(h)(3)(b)	Amendment to Expense Limitation Agreement[71]

(h)(3)(c)	Amendment to Expense Limitation Agreement[73]

(h)(4)(a)	Sub-Administration and Accounting Services Agreement[3]

(b)	No Longer Applicable

(c)	Addendum to Sub-Administration and Accounting Services Agreement (PF PIMCO Inflation Managed Fund)[10]

(d)	Addendum to Sub-Administration and Accounting Services Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[16]

(e)	Addendum to Sub-Administration and Accounting Services Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[18]

(f)	Addendum to Sub-Administration and Accounting Services Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[21]

(g)	Addendum to Sub-Administration and Accounting Services Agreement (PF Loomis Sayles Large-Cap Growth Fund)[24]

(h)	Addendum to Sub-Administration and Accounting Services Agreement (PF AllianceBernstein International Value Fund)[26]

(i)	Addendum to Sub-Administration and Accounting Services Agreement[29]

(j)	Addendum to Sub-Administration and Accounting Services Agreement (PL Small-Cap Value Fund)[31]

(k)	Addendum to Sub-Administration and Accounting Services Agreement (PL Floating Rate Loan Fund)[32]

(l)	Amendment to Sub-Administration and Accounting Services Agreement[36]

(m)	Amendment to Sub-Administration and Accounting Services Agreement (PL Income Fund)[40]

(n)	Amendment to Sub-Administration and Accounting Services Agreement (PL Floating Rate Income Fund)[45]

(o)	Sub-Administration and Accounting Services Fee Waiver—PL Income Fund[46]

(p)	No Longer Applicable

(q)	Amendment to Sub-Administration and Accounting Services Agreement (PL EMD)[49]

(r)	Amendment to Sub-Administration and Accounting Services Agreement (PL Alts)[49]

(s)	Amendment to Sub-Administration and Accounting Services Agreement[52]

(t)	Exhibit A to Sub-Administration and Accounting Services Agreement (PL Limited Duration High Income Fund)[52]

(u)	Exhibit A to Sub-Administration and Accounting Services Agreement (PL Diversified Alternatives Fund)[56]

(v)	Exhibit A to Sub-Administration and Accounting Services Agreement (PF International Small-Cap Fund)[58]

(w)	Amendment to Sub-Administration and Accounting Services Agreement[60]

(x)	Exhibit A to Sub-Administration and Accounting Services Agreement (PF Absolute Return Fund and PF Equity

Long/Short Fund)[60]

(y)	Exhibit A to Sub-Administration and Accounting Services Agreement (PF Mid-Cap Value Fund)[62]

(z)	Exhibit A to Sub-Administration and Accounting Services Agreement (Rothschild Funds)[64]

(h)(4)(aa)	Amendment 7 to Sub-Administration and Accounting Services Agreement[70]

(bb)	Amendment to Sub-Administration and Accounting Services Agreement (Multi-Asset) [72]

(cc)	Amendment to Sub-Administration and Accounting Services Agreement (Pacific Funds)[73]

(h)(5)	Form of Indemnification Agreement[26]

(h)(6)	Support Services Agreement[51]

(h)(7)	No Longer Applicable

(i)	Opinion and Consent of Counsel[5]

(j)	Consent of Independent Registered Public Accounting Firm[73]

(k)	Not Applicable

(l)(1)	Purchase Agreement[3]

(l)(2)	Purchase Agreement (Inflation Managed Fund)[13]

(l)(3)	No Longer Applicable

(l)(4)	No Longer Applicable

(l)(5)	Purchase Agreement (PL Income Fund)[40]

(m)(1)(a)	Class A Service Plan[72]

(b)	No Longer Applicable

(c)	No Longer Applicable

(d)	No Longer Applicable

(e)	No Longer Applicable

(f)	No Longer Applicable

(g)	No Longer Applicable

(h)	No Longer Applicable

(i)	No Longer Applicable

(j)	No Longer Applicable

(m)(2)(a)	Class B Distribution and Service Plan[3]

(b)	No Longer Applicable

(c)	No Longer Applicable

(d)	No Longer Applicable

(e)	Amended Schedule A to Class B Distribution and Service Plan (Portfolio Optimization Funds)[15]

(f)	No Longer Applicable

(g)	No Longer Applicable

(h)	No Longer Applicable

(i)	No Longer Applicable

(j)	Amended Schedule A to Class B Distribution and Service Plan (PL Portfolio Optimization Funds)[32]

(m)(3)(a)	Class C Distribution and Service Plan[3]

(b)	No Longer Applicable

(c)	No Longer Applicable

(d)	No Longer Applicable

(e)	Amended Schedule A to Class C Distribution and Service Plan (Portfolio Optimization Funds)[15]

(f)	No Longer Applicable

(g)	No Longer Applicable

(h)	No Longer Applicable

(i)	No Longer Applicable

(j)	Amended Schedule A to Class C Distribution and Service Plan (PL Portfolio Optimization Funds)[32]

(k)	Amended Schedule A to Class C Distribution and Service Plan (PL Income Fund)[40]

(l)	Schedule A to Class C Distribution and Service Plan (PL Floating Rate Income Fund)[45]

(m)	Schedule A to Class C Distribution and Service Plan (PL Income Series Fund)[44]

(n)	No Longer Applicable

(o)	Schedule A to Class C Distribution and Service Plan (PL Limited Duration High Income Fund)[52]

(p)	Schedule A to Class C Distribution and Service Plan (PL Diversified Alternatives Fund)[53]

(q)	Schedule A to Class C Distribution and Service Plan (Rothschild Funds)[63]

(m)(4)	No Longer Applicable

(m)(5)(a)	Class R Distribution and Service Plan[21]

(b)	Amended Schedule A to Class R Distribution and Service Plan (PL Portfolio Optimization Funds)[32]

(m)(6)	No Longer Applicable

(m)(7)	No Longer Applicable

(n)	Multi-Class Plan for Pacific Funds Series Trust[73]

(n)(1)	No Longer Applicable

(n)(2)	No Longer Applicable

(n)(3)	No Longer Applicable

(o)	Reserved

(p)(1)	Code of Ethics—Pacific Funds[62]

(p)(2)	No Longer Applicable

(p)(3)	No Longer Applicable

(p)(4)	Code of Ethics—Pacific Investment Management Company LLC[72]

(p)(5)	Code of Ethics—ClearBridge[72]

(p)(6)	Code of Ethics—Pacific Life Fund Advisors LLC[72]

(p)(7)	No Longer Applicable

(p)(8)	Code of Ethics—MFS Investment Management[69]

(p)(9)	No Longer Applicable

(p)(10)	No Longer Applicable

(p)(11)	Code of Ethics—OppenheimerFunds, Inc.[69]

(p)(12)	No Longer Applicable

(p)(13)	No Longer Applicable

(p)(14)	No Longer Applicable

(p)(15)	No Longer Applicable

(p)(16)	No Longer Applicable

(p)(17)	Code of Ethics—Pacific Life Funds Independent Trustees[55]

(p)(18)	No Longer Applicable

(p)(19)	No Longer Applicable

(p)(20)	Code of Ethics—UBS Global Asset Management (Americas) Inc.[52]

(p)(21)	Code of Ethics—Eaton Vance Management[69]

(p)(22)	No Longer Applicable

(p)(23)	No Longer Applicable

(p)(24)	Code of Ethics—T. Rowe Price Associates, Inc.[70]

(p)(25)	Code of Ethics—Ashmore Investment Management Limited[69]

(p)(26)	Code of Ethics—Wells Capital Management Incorporated[57]

(p)(27)	No Longer Applicable

(p)(28)	No Longer Applicable

(p)(29)	No Longer Applicable

(p)(30)	Code of Ethics—AllianceBernstein L.P.[70]

(p)(31)	Code of Ethics—Lord, Abbett & Co. LLC[72]

(p)(32)	Code of Ethics—Macro Currency Group[66]

(p)(33)	Code of Ethics—Pacific Select Distributors, LLC[62]

(p)(34)	Code of Ethics—Western Asset Management Company[69]

(p)(35)	Code of Ethics—QS Batterymarch Financial Management, Inc.[57]

(p)(36)	Code of Ethics—AQR Capital Management, LLC[66]

(p)(37)	No Longer Applicable

(p)(38)	No Longer Applicable

(p)(39)	Code of Ethics—Rothschild Asset Management Inc. [72]

(p)(40)	Code of Ethics—Wellington Management Company LLP[72]

(p)(41)	Code of Ethics—Principal Real Estate Investors LLC[72]

(99)	Power of Attorney dated January 1, 2019, filed herewith

(1) Previously filed on May 22, 2001 as an exhibit to Registrant’s initial registration statement, and incorporated herein by reference.

(2) Previously filed on August 9, 2001 as an exhibit to pre-effective amendment No. 1 to Registrant’s registration statement, and incorporated herein by reference.

(3) Previously filed on September 26, 2001 as an exhibit to pre-effective amendment No. 2 to Registrant’s registration statement, and incorporated herein by reference.

(4) Previously filed on September 28, 2001 as an exhibit to pre-effective amendment No. 3 to Registrant’s registration statement, and incorporated herein by reference.

(5) Previously filed on October 1, 2001 as an exhibit to pre-effective amendment No. 4 to Registrant’s registration statement, and incorporated herein by reference.

(6) Previously filed on October 15, 2001 as an exhibit to post-effective amendment No. 1 to Registrant’s registration statement, and incorporated herein by reference.

(7) Previously filed on December 28, 2001 as an exhibit to post-effective amendment No. 2 to the Registrant’s registration statement, and incorporated herein by reference.

(8) Previously filed on June 21, 2002 as an exhibit to post-effective amendment No. 4 to the Registrant’s registration statement, and incorporated herein by reference.

(9) Previously filed on October 3, 2002 as an exhibit to post-effective amendment No. 5 to the Registrant’s registration statement, and incorporated herein by reference.

(10) Previously filed on December 18, 2002 as an exhibit to post-effective amendment No. 7 to the Registrant’s registration statement, and incorporated herein by reference.

(11) Previously filed on February 24, 2003 as an exhibit to post-effective amendment No. 8 to the Registrant’s registration statement, and incorporated herein by reference.

(12) Previously filed on April 23, 2003 as an exhibit to post-effective amendment No. 9 to the Registrant’s registration statement, and incorporated herein by reference.

(13) Previously filed on June 26, 2003 as an exhibit to post-effective amendment No. 10 to the Registrant’s registration statement, and incorporated herein by reference.

(14) Previously filed on September 12, 2003 as an exhibit to post-effective amendment No. 12 to the Registrant’s registration statement, and incorporated herein by reference.

(15) Previously filed on December 15, 2003 as an exhibit to post-effective amendment No. 26 to the Registrant’s registration statement, and incorporated herein by reference.

(16) Previously filed on June 28, 2004 as an exhibit to post-effective amendment No. 33 to the Registrant’s registration statement, and incorporated herein by reference.

(17) Previously filed on September 30, 2004 as an exhibit to post-effective amendment No. 34 to the Registrant’s registration statement, and incorporated herein by reference.

(18) Previously filed on December 21, 2004 as an exhibit to post-effective amendment No. 36 to the Registrant’s registration statement, and incorporated herein by reference.

(19) Previously filed on April 28, 2005 as an exhibit to post-effective amendment No. 37 to the Registrant’s registration statement, and incorporated herein by reference.

(20) Previously filed on June 23, 2005 as an exhibit to post-effective amendment No. 38 to the Registrant’s registration statement, and incorporated herein by reference.

(21) Previously filed on July 13, 2005 as an exhibit to post-effective amendment No. 39 to the Registrant’s registration statement, and incorporated herein by reference.

(22) Previously filed on September 28, 2005 as an exhibit to post-effective amendment No. 41 to the Registrant’s registration statement, and incorporated herein by reference.

(23) Previously filed on October 17, 2005 as an exhibit to post-effective amendment No. 43 to the Registrant’s registration statement, and incorporated herein by reference.

(24) Previously filed on December 16, 2005 as an exhibit to post-effective amendment No. 45 to the Registrant’s registration statement, and incorporated herein by reference.

(25) Previously filed on February 6, 2006 as an exhibit to post-effective amendment No. 46 to the Registrant’s registration statement, and incorporated herein by reference.

(26) Previously filed on April 26, 2006 as an exhibit to post-effective amendment No. 49 to the Registrant’s registration statement, and incorporated herein by reference.

(27) Previously filed on June 30, 2006 as an exhibit to post-effective amendment No. 50 to the Registrant’s registration statement, and incorporated herein by reference.

(28) Previously filed on December 28, 2006 as an exhibit to post-effective amendment No. 51 to the Registrant’s registration statement, and incorporated herein by reference.

(29) Previously filed on March 29, 2007 as an exhibit to post-effective amendment No. 53 to the Registrant’s registration statement, and incorporated herein by reference.

(30) Previously filed on June 28, 2007 as an exhibit to post-effective amendment No. 54 to the Registrant’s registration statement, and incorporated herein by reference.

(31) Previously filed on March 27, 2008 as an exhibit to post-effective amendment No. 55 to the Registrant’s registration statement, and incorporated herein by reference.

(32) Previously filed on June 30, 2008 as an exhibit to post-effective amendment No. 57 to the Registrant’s registration statement, and incorporated herein by reference.

(33) Previously filed April 9, 2009 as an exhibit to post-effective amendment No. 58 to the Registrant’s registration statement, and incorporated herein by reference.

(34) Previously filed June 29, 2009 as an exhibit to post-effective amendment No. 59 to the Registrant’s registration statement, and incorporated herein by reference.

(35) Previously filed April 30, 2010 as an exhibit to post-effective amendment No. 61 to the Registrant’s registration statement, and incorporated herein by reference.

(36) Previously filed June 28, 2010 as an exhibit to post-effective amendment No. 62 to the Registrant’s registration statement, and incorporated herein by reference.

(37) Previously filed April 5, 2011 as an exhibit to post-effective amendment No. 66 to the Registrant’s registration statement, and incorporated herein by reference.

(38) Previously filed December 27, 2010 as an exhibit to post-effective amendment No. 64 to the Registrant’s registration statement, and incorporated herein by reference.

(39) Previously filed April 5, 2011 as an exhibit to post-effective amendment No. 66 to the Registrant’s registration statement, and incorporated herein by reference.

(40) Previously filed April 18, 2011 as an exhibit to post-effective amendment No. 67 to the Registrant’s registration statement, and incorporated herein by reference.

(41) Previously filed June 29, 2011 as an exhibit to post-effective amendment No. 70 to the Registrant’s registration statement, and incorporated herein by reference.

(42) Previously filed June 29, 2011 as an exhibit to post-effective amendment No. 71 to the Registrant’s registration statement, and incorporated herein by reference.

(43) Previously filed July 29, 2011 as an exhibit to post-effective amendment No. 74 to the Registrant’s registration statement, and incorporated herein by reference.

(44) Previously filed December 19, 2011 as an exhibit to post-effective amendment No. 80 to the Registrant’s registration statement, and incorporated herein by reference.

(45) Previously filed December 29, 2011 as an exhibit to post-effective amendment No. 82 to the Registrant’s registration statement, and incorporated herein by reference.

(46) Previously filed March 19, 2012 as an exhibit to post-effective amendment No. 85 to the Registrant’s registration statement, and incorporated herein by reference.

(47) Previously filed June 28, 2012 as an exhibit to post-effective amendment No. 87 to the Registrant’s registration statement, and incorporated herein by reference.

(48) Previously filed September 17, 2012 as an exhibit to post-effective amendment No. 89 to the Registrant’s registration statement, and incorporated herein by reference.

(49) Previously filed November 30, 2012 as an exhibit to post-effective amendment No. 90 to the Registrant’s registration statement, and incorporated herein by reference.

(50) Previously filed December 18, 2012 as an exhibit to post-effective amendment No. 91 to the Registrant’s registration statement, and incorporated herein by reference.

(51) Previously filed April 19, 2013 as an exhibit to post-effective amendment No. 94 to the Registrant’s registration statement, and incorporated herein by reference.

(52) Previously filed July 30, 2013 as an exhibit to post-effective amendment No. 96 to the Registrant’s registration statement, and incorporated herein by reference.

(53) Previously filed October 3, 2013 as an exhibit to post-effective amendment No. 98 to the Registrant’s registration statement, and incorporated herein by reference.

(54) Previously filed December 19, 2013 as an exhibit to post-effective amendment No. 100 to the Registrant’s registration statement, and incorporated herein by reference.

(55) Previously filed May 9, 2014 as an exhibit to post-effective amendment No. 102 to the Registrant’s registration statement, and incorporated herein by reference.

(56) Previously filed July 29, 2014 as an exhibit to post-effective amendment No. 104 to the Registrant’s registration statement, and incorporated herein by reference.

(57) Previously filed October 1, 2014 as an exhibit to post-effective amendment No. 106 to the Registrant’s registration statement, and incorporated herein by reference.

(58) Previously filed December 30, 2014 as an exhibit to post-effective amendment No. 108 to the Registrant’s registration statement, and incorporated herein by reference.

(59) Previously filed January 30, 2015 as an exhibit to post-effective amendment No. 111 to the Registrant’s registration statement, and incorporated herein by reference.

(60) Previously filed April 24, 2015 as an exhibit to post-effective amendment No. 113 to the Registrant’s registration statement, and incorporated herein by reference.

(61) Previously filed May 8, 2015 as an exhibit to post-effective amendment No. 115 to the Registrant’s registration statement, and incorporated herein by reference.

(62) Previously filed July 28, 2015 as an exhibit to post-effective amendment No. 117 to the Registrant’s registration statement, and incorporated herein by reference.

(63) Previously filed October 7, 2015 as an exhibit to post-effective amendment No. 119 to the Registrant’s registration statement, and incorporated herein by reference.

(64) Previously filed December 22, 2015 as an exhibit to post-effective amendment No. 121 to the Registrant’s registration statement, and incorporated herein by reference.

(65) Previously filed May 6, 2016 as an exhibit to post-effective amendment No. 126 to the Registrant’s registration statement, and incorporated herein by reference.

(66) Previously filed July 28, 2016 as an exhibit to post-effective amendment No. 129 to the Registrant’s registration statement, and incorporated herein by reference.

(67) Previously filed February 9, 2017 as an exhibit to post-effective amendment No. 131 to the Registrant’s registration statement, and incorporated herein by reference.

(68) Previously filed April 7, 2017 as an exhibit to post-effective amendment No. 132 to the Registrant’s registration statement, and incorporated herein by reference.

(69) Previously filed May 11, 2017 as an exhibit to post-effective amendment No. 134 to the Registrant’s registration statement, and incorporated herein by reference.

(70) Previously filed July 27, 2017 as an exhibit to post-effective amendment No. 136 to the Registrant’s registration statement, and incorporated herein by reference.

(71) Previously filed November 27, 2017 as an exhibit to post-effective amendment No. 141 to the Registrant’s registration statement, and incorporated herein by reference.

(72) Previously filed May 15, 2018 as an exhibit to post-effective amendment No. 143 to the Registrant’s registration statement, and incorporated herein by reference.

(73) Previously filed July 27, 2018 as an exhibit to post-effective amendment No. 145 to the Registrant’s registration statement, and incorporated herein by reference.

Item 29. Persons controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Declaration of Trust and Article VI of the Registrant’s By-Laws.

Title 12, Chapter 38, Section 3817 of the Delaware Code, Article VII of the Registrant’s Amended and Restated Declaration of Trust filed as Exhibit (a)(1)(a) to the Registrant’s registration statement, and Article VI of the Registrant’s By-Laws filed as Exhibit (a)(2)(b) to the registration statement, provide for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Amended and Restated Declaration of Trust and By-Laws, the Delaware Statutory Trust Act, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which the investment adviser (which includes each sub-adviser) and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in Schedule A (as updated by Schedule C to the extent it relates to Schedule A) of each investment adviser’s Form ADV as currently on file with the SEC, and the text of such Schedule(s) is hereby incorporated by reference.

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.
Pacific Life Fund Advisors LLC (PLFA) (also d/b/a Pacific Asset Management)	700 Newport Center Drive Newport Beach, CA 92660	801-15057

AllianceBernstein L.P.	1345 Avenue of the Americas New York, NY 10105	801-56720

AQR Capital Management, LLC	Two Greenwich Plaza 4th Floor Greenwich, CT 06830	801-55543

Ashmore Investment Management Limited	61 Aldwych London WC2B 4AE, United Kingdom	801-55109

Boston Management and Research d/b/a Eaton Vance Investment Managers	Two International Place Boston, MA 02110	801-15930

Cadence Capital Management LLC	265 Franklin Street, 4th Floor Boston, MA 02110	801-48186

ClearBridge Investments, LLC	620 Eighth Avenue New York, NY 10018	801-64710

Lord, Abbett & Co. LLC	90 Hudson Street Jersey City, NJ 07302	801-6997

MFS Investment Management	111 Huntington Avenue Boston, MA 02199	801-17352

OppenheimerFunds, Inc.	Two World Financial Center 225 Liberty Street New York, NY 10281	801-8253

Pacific Investment Management Company LLC	650 Newport Center Drive Newport Beach, CA 92660	801-48187

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.
Principal Global Investors, LLC, d/b/a Macro Currency Group	711 High Street Des Moines, IA 50392	801-55959

Principal Real Estate Investors LLC	801 Grand Avenue Des Moines, IA 50392	801-55618

QS Investors, LLC	880 Third Avenue, 7th Floor New York, NY 10022	801-48035

Rothschild Asset Management Inc.	1251 Avenue of the Americas New York, NY 10020	801-5875

T. Rowe Price Associates, Inc.	100 East Pratt Street Baltimore, MD 21202	801-856

UBS Asset Management (Americas) Inc.	1285 Avenue of the Americas New York, NY 10019	801-34910

Wellington Management Company LLP	280 Congress Street Boston, MA 02210	801-15908

Western Asset Management Company	385 East Colorado Boulevard Pasadena, CA 91101	801-8162

Item 32. Principal Underwriters

(a)                  Pacific Select Distributors, LLC (“PSD”) (member FINRA & SIPC) serves as Distributor of shares of Pacific Funds Series Trust. PSD is a subsidiary of Pacific Life Insurance Company (“Pacific Life”) and an affiliate of Pacific Life Fund Advisors LLC (“PLFA”). PSD also serves as distributor of shares of Pacific Select Fund.

(b)

Name and Principal Business Address (1)	Positions and Offices with Underwriter	Positions and Offices with Registrant
Christopher Van Mierlo	Chief Executive Officer	None

Thomas Gibbons	Senior Vice President, Corporate Strategy, Development, Treasury & Tax	None

Laurie A. Fitzgerald	Vice President, Chief Financial Officer & Chief Operating Officer	None

Brett M. Hynes	Vice President	None

John F. O’Donnell	Vice President	None

Cade H. Cherry	Assistant Vice President & Assistant Secretary	None

Joseph W. Krum	Vice President and Treasurer	None

Jane M. Guon	Vice President and Secretary	Vice President and Secretary

David K. Rosuck	Vice President & Assistant Secretary	None

Sarah A. Jarvis	Assistant Vice President and Chief Compliance Officer	None

Michael T. Lietzow	Assistant Vice President	None

Lori K. Lasinski	Assistant Secretary	None

Patricia A. Sandberg	Assistant Secretary	None

Elizabeth H. Skinner	Assistant Secretary	None

(1)                  Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be generally maintained at PLFA at 700 Newport Center Drive, Newport Beach, California 92660 or BNY Mellon Asset Servicing 4400 Computer Drive, Westborough, MA 01581. Other documents, as applicable, may be primarily maintained at the individual offices of each sub-adviser at their principal business address as listed above in Item 31.

With regard to the Registrant’s 17a-7 transactions and pursuant to Rule 17a-7 of the Investment Company Act of 1940, the identity of the counterparty required to be maintained by Registrant will be maintained by PLFA, as noted above, other than Funds managed by Lord Abbett, MFS Investment Management, Pacific Investment Management Co., Boston Management and Research,

T. Rowe Price Associates, Inc. and Wellington Management Company LLP. For these Funds, the subadvisers will maintain this information at their offices at their principal business address as listed above in Item 31.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 147 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on this 15th day of March, 2019.

PACIFIC FUNDS SERIES TRUST

By:	/s/ Audrey L. Cheng
Audrey L. Cheng
Assistant Vice President and Counsel
Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 147 to the Registration Statement of Pacific Funds Series Trust has been signed below by the following persons in the capacities and on the dates indicated:

	SIGNATURE	TITLE	DATE

	James T. Morris*	Chairman of the Board and Trustee (Principal Executive Officer)	March 15, 2019

	Adrian S. Griggs*	Chief Executive Officer	March 15, 2019

	Trevor Smith*	Vice President and Treasurer	March 15, 2019
(Principal Financial and Accounting Officer)

	Frederick L. Blackmon*	Trustee	March 15, 2019

	Gale K. Caruso*	Trustee	March 15, 2019

	Paul A. Keller*	Trustee	March 15, 2019

	Lucie H. Moore*	Trustee	March 15, 2019

	Nooruddin S. Veerjee*	Trustee	March 15, 2019

*By:	/s/ Audrey L. Cheng		March 15, 2019
Audrey L. Cheng
as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Funds Series Trust

Power of Attorney

The undersigned Trustees and officers of Pacific Funds Series Trust (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Anthony Zacharski, Megan C. Johnson, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned Trustees and officers of the Trust hereby execute this Power of Attorney effective the 1st day of January, 2019.

NAME	TITLE

/s/James T. Morris
James T. Morris	Chairman and Trustee

/s/Frederick L. Blackmon
Frederick L. Blackmon
Trustee
/s/Gale K. Caruso
Gale K. Caruso	Trustee

/s/Paul A. Keller
Paul A. Keller	Trustee

/s/Lucie H. Moore
Lucie H. Moore	Trustee

/s/Nooruddin S. Veerjee
Nooruddin S. Veerjee	Trustee

/s/Adrian S. Griggs
Adrian S. Griggs	Chief Executive Officer

/s/ Trevor T. Smith
Trevor T. Smith	Vice President and Treasurer

PACIFIC FUND SERIES TRUST

EXHIBIT INDEX

(99)	Power of Attorney dated January 1, 2019